(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
CALIFORNIA MUNICIPAL INCOME
FUND - CLASS A, CLASS T AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                15   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       18   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS              19   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    31   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
DISTRIBUTIONS
The Board of Trustees of Fidelity Advisor California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/8/97 12/5/97 $0.04
Class T 12/8/97 12/5/97 $0.04
Class B 12/8/97 12/5/97 $0.04
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                         PAST 1   LIFE OF
                                                       YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A          7.77%    9.93%

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A          2.65%    4.71%
 (INCL. MAX 4.75% SALES CHARGE)

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX        8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE                8.30%    N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives as tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                   PAST 1   LIFE OF
                                                 YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A    7.77%    5.74%

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A    2.65%    2.75%
 (INCL. MAX 4.75% SALES CHARGE)

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX  8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE          8.30%    N/A

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 120429 S00000000000001
             FA CA Muni Inc -CL A        LB Municipal Bond
             00254                       LB015
  1996/02/29       9525.00                    10000.00
  1996/03/31       9372.86                     9872.20
  1996/04/30       9340.04                     9844.26
  1996/05/31       9322.87                     9840.32
  1996/06/30       9430.51                     9947.49
  1996/07/31       9521.97                    10038.01
  1996/08/31       9543.58                    10035.60
  1996/09/30       9674.28                    10176.10
  1996/10/31       9788.01                    10291.19
  1996/11/30       9999.36                    10479.52
  1996/12/31       9925.85                    10435.50
  1997/01/31       9931.68                    10455.23
  1997/02/28      10014.26                    10551.20
  1997/03/31       9850.73                    10410.56
  1997/04/30       9926.26                    10497.69
  1997/05/31      10093.54                    10655.58
  1997/06/30      10189.33                    10769.06
  1997/07/31      10519.27                    11067.36
  1997/08/31      10373.21                    10963.66
  1997/09/30      10521.58                    11093.80
  1997/10/31      10548.39                    11165.13
IMATRL PRASUN   SHR__CHT 19971031 19971126 120432 R00000000000023
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class A on February 29, 1996, shortly after the fund started, and the current maximum 4.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $10,548 - a 5.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,165 - a 11.65% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                                               YEAR ENDED    FEBRUARY 20, 1996
                                               OCTOBER 31,   (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             OCTOBER 31,

                                               1997          1996

DIVIDEND RETURN                                4.45%         2.70%

CAPITAL APPRECIATION RETURN                    3.32%         -0.70%

TOTAL RETURN                                   7.77%         2.00%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1         PAST 6          PAST 1
                                         MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE                       3.62(CENTS)    21.43(CENTS)    42.49(CENTS)

ANNUALIZED DIVIDEND RATE                  4.16%          4.19%           4.23%

30-DAY ANNUALIZED YIELD                   3.89%           -               -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD    6.70%           -               -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.24 over the past one month, $10.15 over the past six months and $10.05 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 2.42% and 4.17%, respectively.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                         PAST 1   LIFE OF
                                                       YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T          7.77%    9.91%

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T          3.99%    6.06%
 (INCL. MAX 3.50% SALES CHARGE)

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX        8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE                8.30%    N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                   PAST 1   LIFE OF
                                                 YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T    7.77%    5.73%

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T    3.99%    3.53%
 (INCL. MAX 3.50% SALES CHARGE)

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX  8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE          8.30%    N/A

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971110 120803 S00000000000001
             FA CA Muni Inc -CL T        LB Municipal Bond
             00609                       LB015
  1996/02/29       9650.00                    10000.00
  1996/03/31       9495.86                     9872.20
  1996/04/30       9462.61                     9844.26
  1996/05/31       9445.22                     9840.32
  1996/06/30       9554.27                     9947.49
  1996/07/31       9646.93                    10038.01
  1996/08/31       9668.82                    10035.60
  1996/09/30       9790.58                    10176.10
  1996/10/31       9914.90                    10291.19
  1996/11/30      10128.07                    10479.52
  1996/12/31      10062.77                    10435.50
  1997/01/31      10057.86                    10455.23
  1997/02/28      10140.75                    10551.20
  1997/03/31       9974.31                    10410.56
  1997/04/30      10060.14                    10497.69
  1997/05/31      10218.44                    10655.58
  1997/06/30      10324.82                    10769.06
  1997/07/31      10657.97                    11067.36
  1997/08/31      10509.25                    10963.66
  1997/09/30      10648.23                    11093.80
  1997/10/31      10684.82                    11165.13
IMATRL PRASUN   SHR__CHT 19971031 19971110 120805 R00000000000023
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on February 29, 1996, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have growth to $10,685 - a 6.85% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,165 - a 11.65% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                                               YEAR ENDED    FEBRUARY 20, 1996
                                               OCTOBER 31,   (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             OCTOBER 31,

                                               1997          1996

DIVIDEND RETURN                                4.35%         2.69%

CAPITAL APPRECIATION RETURN                    3.42%         -0.70%

TOTAL RETURN                                   7.77%         1.99%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1         PAST 6          PAST 1
                                         MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE                       3.53(CENTS)    20.93(CENTS)    41.49(CENTS)

ANNUALIZED DIVIDEND RATE                  4.05%          4.09%           4.12%

30-DAY ANNUALIZED YIELD                   3.86%           -               -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD    6.65%           -               -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.25 over the past one month, $10.16 over the past six months and $10.06 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 2.43% and 4.19%, respectively.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Class B's contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                         PAST 1   LIFE OF
                                                       YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B          7.09%    8.54%

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B          2.09%    4.54%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX        8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE                8.30%    N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund began on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                         PAST 1   LIFE OF
                                                       YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B          7.09%    4.95%

ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B          2.09%    2.65%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX        8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE                8.30%    N/A

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971211 101323 S00000000000001
             FA CA Muni Inc -CL B        LB Municipal Bond
             00610                       LB015
  1996/02/29      10000.00                    10000.00
  1996/03/31       9828.97                     9872.20
  1996/04/30       9789.24                     9844.26
  1996/05/31       9770.87                     9840.32
  1996/06/30       9878.27                     9947.49
  1996/07/31       9969.43                    10038.01
  1996/08/31       9978.51                    10035.60
  1996/09/30      10099.31                    10176.10
  1996/10/31      10211.87                    10291.19
  1996/11/30      10437.24                    10479.52
  1996/12/31      10364.07                    10435.50
  1997/01/31      10353.26                    10455.23
  1997/02/28      10433.49                    10551.20
  1997/03/31      10256.17                    10410.56
  1997/04/30      10328.64                    10497.69
  1997/05/31      10496.33                    10655.58
  1997/06/30      10600.16                    10769.06
  1997/07/31      10926.28                    11067.36
  1997/08/31      10767.44                    10963.66
  1997/09/30      10915.06                    11093.80
  1997/10/31      10535.92                    11165.13
IMATRL PRASUN   SHR__CHT 19971031 19971211 101325 R00000000000023
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class B on February 29, 1996, shortly after the fund started. As the chart shows, by October 31, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,536 - a 5.36% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,165 - a 11.65% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                                               YEAR ENDED    FEBRUARY 20, 1996
                                               OCTOBER 31,   (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             OCTOBER 31,

                                               1997          1996

DIVIDEND RETURN                                3.66%         2.35%

CAPITAL APPRECIATION RETURN                    3.43%         -1.00%

TOTAL RETURN                                   7.09%         1.35%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1         PAST 6          PAST 1
                                         MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE                       2.96(CENTS)    17.59(CENTS)    34.96(CENTS)

ANNUALIZED DIVIDEND RATE                  3.41%          3.44%           3.49%

30-DAY ANNUALIZED YIELD                   3.34%           -               -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD    5.75%           -               -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.22 over the past one month, $10.13 over the past six months and $10.03 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 1.94% and 3.34%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds lagged their
taxable brethren for the 12 months
that ended October 31, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
overall municipal bond market -
returned 8.49%, while the Lehman
Brothers Aggregate Bond Index -
a barometer of the taxable bond
market - returned 8.89%.
Through much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and
high demand that led to rising
municipal bond prices. The second
half, however, saw a large amount
of new issuance come to market,
and while demand remained
strong, it took time for investors to
become acclimated to this new
supply. In the interim, muni bond
prices fell. The cold months of
winter contrasted with what many
felt was an overheating economy
ripe for an inflation appearance. In
late March, the Federal Reserve
Board raised short-term interest
rates by 0.25%, and while this
gesture was anticipated by
investors, the bond markets
nonetheless reacted negatively.
From April through mid-September,
though, market conditions were
friendly. Favorable economic data
soothed concerns, and the Fed's
reluctance to cut rates further was
another positive influence. The muni
market was unable to continue its
momentum in late September and
October, however, as new bonds
continued to flood the muni bond
market and demand lessened.
An interview with Jonathan Short, Portfolio Manager of Fidelity Advisor California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the 12 months that ended October 31, 1997, the fund's Class A, Class T and Class B shares generated returns of 7.77%, 7.77% and 7.09%, respectively. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average, as tracked by Lipper Analytical Services, returned 8.30%. To gauge how the fund did relative to the overall California municipal market, the Lehman Brothers California Municipal Bond Index returned 8.72% for the same 12-month period.
Q. THE BOND MARKETS RALLIED THROUGHOUT MOST OF THE PAST SIX MONTHS, BUT BECAME QUITE VOLATILE IN THE LAST SEVERAL WEEKS IN OCTOBER. DID YOU ALTER YOUR STRATEGY IN RESPONSE TO THIS INCREASE IN VOLATILITY?
A. The market's volatility presented some opportunities to buy selected municipal bonds at what I believed were attractive valuations. But despite the volatility, my main strategy remained the same: I kept the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that I didn't alter the fund's holdings to shield it from rising interest rates, and I didn't change the structure of the fund to take advantage of decreasing rates. Instead, it was structured to match the interest-rate sensitivity of the market for California municipal securities. I feel that it is impossible to consistently predict the direction of interest rates and the bond markets over a long period of time. I think that the past several weeks in October served as a useful reminder of that belief. Few investors correctly anticipated that a fallout in the U.S. bond market would be caused by currency turmoil in Southeast Asia. I don't try to "time the market" by structuring the fund to benefit from rising or falling rates. Rather, my strategy is to concentrate on finding securities that I think are selling at a reasonable price relative to what I believe is their value.
Q. WHICH BONDS PERFORMED WELL DURING THE PERIOD?
A. Bonds rated Baa by Moody's Investors Service were some of the market's and the fund's best performers. During the period, these lower-investment-grade bonds did better than higher-rated bonds primarily because they were in demand by investors looking for higher yields.
Q. WERE THERE OTHER GOOD PERFORMERS?
A. Non-callable bonds - which can't be redeemed by their issuer before maturity - also aided the fund's performance. Issuers often are prompted to refinance their older, more expensive debt if current rates are lower than those they're paying on existing bonds. The prices of many of the fund's non-callable holdings rose during the past six months as investors increasingly sought bonds with call protection.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS AMONG BONDS WITH VARIOUS MATURITIES?
A. I chose to focus on intermediate bonds with maturities of between 10 and 20 years because the yield curve - which is a graphical representation of the difference in yields offered by short-, intermediate- and long-term bonds - was flat at the far end, beyond 20 years. By that I mean that an investor would have been paid an appropriate amount of additional income for each additional year of maturity for bonds with maturities of less than 20 years. It is this additional income that compensates the investor for the additional risk taken on by investing in the longer-maturity part of the market. But for bonds with maturities of 20 years or longer, the extra yield offered for each successive year to maturity was not, in my opinion, attractive enough to take on the risk inherent in these bonds. So I focused on intermediate-maturity bonds, where I felt the best yield was offered for the risk involved.
Q. WHAT'S YOUR OUTLOOK?
A. It's quite likely that the bond markets will remain volatile. As we've seen over the past year, the markets have been quite reactive to news about the economy's strength, pushing bond prices up when economic growth appeared moderate and sending them lower when growth appeared strong enough to kindle fears of potential inflation. I expect we'll see similar reactions - perhaps even more volatile reactions - until economic growth trends become more defined and sustainable. As far as the municipal market goes, there are some factors related to supply and demand that I view as positive. Specifically, I expect the supply of municipals to remain relatively low going into next year. And, if history is any guide, demand for municipals will increase in the first part of 1998. If that trend continues, then municipals - which are presently priced relatively cheaply compared to U.S. Treasuries - could benefit from price increases resulting from this supply and demand imbalance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JON SHORT ON CALIFORNIA'S
ECONOMY, FISCAL SITUATION AND
CREDIT RATING:
"The continued strength of
California's economy has been
somewhat surprising. Not only has
the state's employment growth
showed remarkable strength -
particularly in the technology,
trade-related and entertainment
industries - but the housing
market also looks much healthier
than it did a couple of years earlier.
Even areas in Southern California,
which lagged the northern part of
the state throughout much of this
decade, finally have shown signs
that they are on the mend. The
state's strong economy has
translated into a better fiscal
environment. State revenues - in
the form of taxes and other fees
- came in way ahead of last fiscal
year's budget. As a result of the
state's improved financial and
fiscal situation, one municipal
bond credit-rating agency
upgraded the state's credit rating.
This was, and will likely continue
to be, viewed as a positive by
municipal investors."

NOTE TO SHAREHOLDERS:
As of November 1, 1997, the
Fidelity Advisor California
Municipal Income fund was
closed to any purchases of new and
existing accounts. Additionally,
effective January 1, 1998, Fidelity
will raise the voluntary expense
caps on each class of the fund by
1.25%.
FUND FACTS
GOAL: a high level of current
income free from federal
income tax and California
state personal income tax by
investing primarily in
municipal securities
START DATE: February 20, 1996
SIZE: as of October 31, 1997,
more than $5 million
MANAGER: Jonathan Short,
since inception; joined Fidelity
in 1990
(checkmark)
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   23.6           20.4

ELECTRIC REVENUE     16.3           9.8

WATER & SEWER        11.7           20.1

LEASE REVENUE        10.4           9.2

SPECIAL TAX          9.4            10.1

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               6 MONTHS AGO

YEARS   13.0   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   7.4   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
AAA 53.0%
AA, A 32.8%
BAA 10.6%
SHORT-TERM
INVESTMENTS 3.6%
AAA 46.1%
AA, A 38.3%
BAA 9.6%
SHORT-TERM
INVESTMENTS 6.0%
ROW: 1, COL: 1, VALUE: 53.0
ROW: 1, COL: 2, VALUE: 32.8
ROW: 1, COL: 3, VALUE: 10.6
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 3.6
ROW: 1, COL: 1, VALUE: 46.1
ROW: 1, COL: 2, VALUE: 38.3
ROW: 1, COL: 3, VALUE: 9.6
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 6.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.4%
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - 96.4%
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa $ 200,000 $ 105,500
California Dept. Wtr. Resource (Central Valley
Proj.) Series O, 4.75% 12/1/18  Aa2  100,000  93,250
California Edl. Facs. Auth. Rev. Rfdg.
(Southern California Univ.)
Series A, 5.65% 10/1/10  Aa3  100,000  106,625
California Edl. Facs. Auth. Rev. (Student Loan)
(California Loan Prog.) Series A, 6% 3/1/16
(MBIA Insured) (b)  Aaa  100,000  103,875
California Gen. Oblig.:
 7% 3/1/06  A1  90,000  105,300
 6% 10/1/08  A1  100,000  111,000
 6.50% 9/1/10  A1  150,000  174,375
 5.75% 11/1/12  A1  130,000  140,888
 Rfdg. 5.60% 9/1/21  A1  100,000  102,500
California Health Facs. Fin. Auth. Rev. Rfdg.
(Sutter Health Sys.) Series C, 5.50% 8/15/07
(FSA Insured)  Aaa  50,000  53,438
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
  Series E, 6.375% 8/1/27 (b)(c)  Aa2  200,000  210,750
 Series L, 5.70% 8/1/25 (MBIA Insured) (b)(c)  Aaa  100,000  103,375
 Series R, 5.25% 8/1/16 (MBIA Insured) (b)(c)  Aaa  100,000  101,625
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.
Rfdg. (San Diego Gas & Elec.) Series A,
5.90% 6/1/14  A2  100,000  108,000
California Pub. Works Board Lease Rev.:
 (Var. Commty. College Projs.) Series A,
 6% 3/1/05 (AMBAC Insured)  Aaa  80,000  87,800
 (Var. Univ. of California Projs.) Series B,
 5% 6/1/05  A1  230,000  235,750
California Statewide Commtys. Dev. Auth.
Rev. Ctfs. of Prtn.:
  (Children's Hosp.) 6% 6/1/13
  (MBIA Insured)  Aaa  100,000  109,750
  (St. Joseph Health Sys.) 5.50% 7/1/07  Aa3  75,000  79,219
Central Valley Fing. Auth. Cogeneration Proj.
Rev. (Carson Ice Gen. Proj.) 5.70% 7/1/03  BBB  100,000  105,000
Contra Costa Schools Fing. Auth. Rev. (Vista Unified
School Dist. School Sites) (Cap. Appreciation)
Series A, 0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 @ 36.34) (d)  Aaa  400,000  118,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Duarte Ctfs. of Prtn. (City of Hope Med. Ctr.)
6.25% 4/1/23  Baa1 $ 100,000 $ 104,250
East Bay Muni. Util. Dist.:
 Wastewtr. Treatment Sys. Rev. Rfdg.
 6% 6/1/06 (FGIC Insured)  Aaa  100,000  110,875
 Wtr. Sys. Rev. :
  6.50% 6/1/04 (AMBAC Insured)
  (Pre-refunded to 6/1/04 @ 102) (d)  Aaa  75,000  85,500
  Rfdg. 6% 6/1/01 (FGIC Insured)  Aaa  75,000  79,688
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Sr. Lien) Series A, 6% 1/1/34  Baa  100,000  103,125
Fresno Swr. Rev. Series A-1, 5% 9/1/08
(AMBAC Insured)  Aaa  100,000  102,875
Los Angeles County Ctfs. of Prtn.
(Cap. Appreciation) (Disney Parking Proj.)
0% 9/1/16  Baa1  100,000  33,000
Los Angeles County Convention & Exhibition Ctr.
Auth. Rev. Rfdg. Series A, 6% 8/15/10
(MBIA Insured)  Aaa  100,000  110,750
Los Angeles County Trans. Commission Sales Tax
Rev. Rfdg. Series B, 6.50% 7/1/10 (e)  A1  150,000  171,563
Los Angeles Hbr. Dept. Rev.:
 7.60% 10/1/18 (Escrowed to Maturity) (d)  AAA  100,000  128,000
 Series B, 5.25% 11/1/05 (b)(c)  Aa  100,000  104,000
Los Angeles Unified School Dist. Series A,
6% 7/1/14 (FGIC Insured)  Aaa  240,000  266,100
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. Rfdg. Series B, 4.75% 7/1/09
(MBIA Insured)  Aaa  100,000  99,375
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Crossover Rfdg. (Geothermal Proj. #3)
Series A, 5.85% 7/1/10 (AMBAC Insured)  Aaa  100,000  109,250
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.) Series B,
5.70% 6/1/16 (MBIA Insured)  Aaa  50,000  52,563
Riverside County Pub. Fing. Auth. (Tax Allocation
Rev. Redev. Proj.) Series A, 5.25% 10/1/12  Baa2  100,000  98,500
Sacramento Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  75,000  76,688
San Bernadino County Ctfs. of Prtn.
(Med. Ctr. Fing. Proj.):
  5.25% 8/1/04  Baa1  150,000  153,188
  5.50% 8/1/05 (MBIA Insured)  Aaa  50,000  52,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Series A, 5.25% 4/1/02
(AMBAC Insured)  Aaa $ 150,000 $ 156,000
San Francisco Bay Area Rapid Transit Dist. Sales
Tax Rev. 5.50% 7/1/20 (FGIC Insured)  Aaa  100,000  100,750
San Francisco City & County Swr. Rev. Rfdg.
5.50% 10/1/01 (AMBAC Insured)  Aaa  75,000  78,750
San Joaquin County Ctfs. of Prtn. (Gen. Hosp.
Proj.) 5.80% 9/1/02  A3  100,000  104,000
Santa Rosa Wastewtr. Rev. Rfdg. & Sub-Reg'l.
Wastewtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  100,000  92,750
Southern California Pub. Pwr. Auth. Rev. Rfdg.
(Sub-Paol Verde Proj.) Series A, 5% 7/1/04
(FSA Insured)  Aaa  400,000  413,000
Turlock Irrigation Dist. Rev. Rfdg. Series A,
6% 1/1/07 (MBIA Insured)  Aaa  75,000  83,245
TOTAL MUNICIPAL BONDS
(Cost $5,231,894)  $ 5,426,618
MUNICIPAL NOTES - 3.6%
CALIFORNIA - 3.6%
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. Rfdg. (Ultra Pwr. Rocklin Prog.)
Series 1988 A, 4.15%, LOC Bank of America
Nat'l. Trust & Saving, VRDN (b)  P-1  100,000  100,000
Chula Vista Ind. Dev. Rev. Rfdg. (San Diego
Gas. & Elec. Co.) Series B, 3.85%,
VRDN (b)  P-1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $200,000)   200,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $5,431,894)  $ 5,626,618
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
1 Municipal Bond Index Contract   December 1997 $ 119,900 $ (1,944)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.1%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $17,156.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.6% AAA, AA, A 88.6%
Baa 8.8% BBB  6.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  23.6%
Electric Revenue  16.3
Water and Sewer  11.7
Lease Revenue  10.4
Special Tax  9.4
Housing  7.4
Healthcare  6.2
Escrowed/Prerefunded  5.9
Others (individually less than 5%)    9.1
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,431,894. Net unrealized appreciation aggregated $194,724, of which $196,190 related to appreciated investment securities and $1,466 related to depreciated investment securities.
The fund hereby designates approximately $352 as a capital gain dividend for the purpose of the dividend paid deduction.
At October 31, 1997, the fund was required to defer approximately $4,099 of losses on futures contracts and options.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax and 2.01% of the fund's income dividends was subject to the federal alternative minimum tax.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $5,431,894) -                  $ 5,626,618
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                      70,746

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                5,160

 TOTAL ASSETS                                                            5,702,524

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 97,861

DISTRIBUTIONS PAYABLE                                         4,423

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS              125

DISTRIBUTION FEES PAYABLE                                     1,249

OTHER PAYABLES AND ACCRUED EXPENSES                           35,588

 TOTAL LIABILITIES                                                       139,246

NET ASSETS                                                              $ 5,563,278

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 5,358,665

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                       11,833
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                192,780

NET ASSETS                                                              $ 5,563,278


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                             $10.26
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($171,591 (DIVIDED BY) 16,724 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.26)            $10.77

CLASS T:                                                          $10.27
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,381,456 (DIVIDED BY) 231,961 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.27)            $10.64

CLASS B:                                                          $10.25
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($1,006,391 (DIVIDED BY) 98,228 SHARES) A

INSTITUTIONAL CLASS:                                              $10.21
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($2,003,840 (DIVIDED BY) 196,330 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                         $ 262,947

EXPENSES

MANAGEMENT FEE                                             $ 19,882

TRANSFER AGENT FEES                                         9,642

DISTRIBUTION FEES                                           12,738

ACCOUNTING FEES AND EXPENSES                                61,326

NON-INTERESTED TRUSTEES' COMPENSATION                       21

CUSTODIAN FEES AND EXPENSES                                 1,963

REGISTRATION FEES                                           70,476

AUDIT                                                       29,870

LEGAL                                                       90

MISCELLANEOUS                                               108

 TOTAL EXPENSES BEFORE REDUCTIONS                           206,116

 EXPENSE REDUCTIONS                                         (155,420)    50,696

NET INVESTMENT INCOME                                                    212,251

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      38,165

 FUTURES CONTRACTS                                          (24,385)     13,780

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      156,150

 FUTURES CONTRACTS                                          1,471        157,621

NET GAIN (LOSS)                                                          171,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 383,652
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED    FEBRUARY 20, 1996
                                                            OCTOBER 31,   (COMMENCEMENT
                                                            1997          OF OPERATIONS) TO
                                                                          OCTOBER 31,
                                                                          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 212,251     $ 98,467
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    13,780        (856)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        157,621       35,159

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             383,652       132,770
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (212,251)     (98,467)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 558,898       4,798,676

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    730,299       4,832,979

NET ASSETS

 BEGINNING OF PERIOD                                         4,832,979     -

 END OF PERIOD                                              $ 5,563,278   $ 4,832,979


FINANCIAL HIGHLIGHTS - CLASS A

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.930                   $ 9.750

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .425                      .066

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .330                      .180

 TOTAL FROM INVESTMENT OPERATIONS                      .755                      .246

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.425)                    (.066)

NET ASSET VALUE, END OF PERIOD                        $ 10.260                  $ 9.930

TOTAL RETURN B, C                                      7.77%                     2.53%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 172                     $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% D                    .90% A,
                                                                                 D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.27%                     3.98% A

PORTFOLIO TURNOVER RATE                                21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - CLASS T

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1997                      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.920                   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .415                      .261

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .350                      (.080) D

 TOTAL FROM INVESTMENT OPERATIONS                                    .765                      .181

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.415)                    (.261)

NET ASSET VALUE, END OF PERIOD                                      $ 10.270                  $ 9.920

TOTAL RETURN B, C                                                    7.77%                     1.99%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,381                   $ 2,244

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.00% E                   1.00% A,
                                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.00%                     .87% A,
                                                                                               F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   4.17%                     3.92% A

PORTFOLIO TURNOVER RATE                                              21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1997                      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.900                   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .350                      .229

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .350                      (.100) D

 TOTAL FROM INVESTMENT OPERATIONS                                    .700                      .129

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.350)                    (.229)

NET ASSET VALUE, END OF PERIOD                                      $ 10.250                  $ 9.900

TOTAL RETURN B, C                                                    7.09%                     1.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,006                   $ 646

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.65% E                   1.65% A,
                                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.64% F                   1.62% A,
                                                                                               F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   3.52%                     3.38% A

PORTFOLIO TURNOVER RATE                                              21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1997                      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.910                   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .439                      .307

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .300                      (.090) D

 TOTAL FROM INVESTMENT OPERATIONS                                    .739                      .217

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.439)                    (.307)

NET ASSET VALUE, END OF PERIOD                                      $ 10.210                  $ 9.910

TOTAL RETURN B, C                                                    7.64%                     2.27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,004                   $ 1,841

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .75% E                    .75% A,
                                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .74% F                    .72% A,
                                                                                               F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   4.42%                     4.51% A

PORTFOLIO TURNOVER RATE                                              21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor California Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series V(the trust) and is authorized to issue an unlimited number of shares. Effective November 1, 1997, the fund was closed to new and existing accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and capital loss carryforwards.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,856,603 and $1,037,546, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,641,238 and $1,658,771, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
            PAID TO    DEALERS'
            FDC        PORTION

CLASS  A    $ 209      $ 209

CLASS  T     5,723      5,723

CLASS  B     6,806      1,891

            $ 12,738   $ 7,823

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997) and 3.50% for selling Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 983     $ 0

CLASS T     2,736     1,288

CLASS B     3,578     0*

           $ 7,297   $ 1,288

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 UMB        $ 741     .53%

CLASS T                 UMB         4,172    .18%

CLASS B                 UMB         1,816    .24%

INSTITUTIONAL CLASS     UMB         2,913    .15%

                                   $ 9,642

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                 .90%         $ 29,158

CLASS T                1.00%          52,950

CLASS B                1.65%          26,954

INSTITUTIONAL CLASS     .75%          46,058

                                     $ 155,120

Effective January 1, 1998, FMR has voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
CLASS A                 2.15%

CLASS T                 2.25%

CLASS B                 2.90%

INSTITUTIONAL CLASS     2.00%

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $300 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 42% of the total outstanding shares of the fund.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED

                             1997         1996 A, B

CLASS A

FROM NET INTEREST INCOME    $ 5,953       $ 635

CLASS T

FROM NET INTEREST INCOME     95,395        32,566

CLASS B

FROM NET INTEREST INCOME     26,601        9,737

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME     84,302        55,529

      $ 212,251   $ 98,467

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. DISTRIBUTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 OCTOBER 31, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                      DOLLARS

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                 1997          1996 A, B     1997          1996 A, B



CLASS A                           5,896         10,225       $ 59,466      $ 99,695
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     555           68            5,590         677

SHARES REDEEMED                   (20)          -             (200)         -

NET INCREASE (DECREASE)           6,431         10,293       $ 64,856      $ 100,372

CLASS T                           75,489        248,275      $ 757,877     $ 2,423,465
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,229         2,001         52,742        19,573

SHARES REDEEMED                   (74,924)      (24,109)      (754,841)     (235,454)

NET INCREASE (DECREASE)           5,794         226,167      $ 55,778      $ 2,207,584

CLASS B                           46,691        64,662       $ 473,247     $ 629,107
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,519         573           15,287        5,592

SHARES REDEEMED                   (15,217)      -             (155,259)     -

NET INCREASE (DECREASE)           32,993        65,235       $ 333,275     $ 634,699

INSTITUTIONAL CLASS               3,395         180,001      $ 33,250      $ 1,800,010
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     8,310         5,760         83,239        56,011

SHARES REDEEMED                   (1,136)       -             (11,500)      -

NET INCREASE (DECREASE)           10,569        185,761      $ 104,989     $ 1,856,021


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                        REGISTRATION
                        FEES

CLASS A                 $ 26,420

CLASS T                  15,359

CLASS B                  13,644

INSTITUTIONAL  CLASS     15,053

                        $ 70,476

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor California Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended October 31, 1997 and for the period February 20, 1996 (commencement of operations) to October 31, 1996, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 1997 and for the period February 20, 1996 (commencement of operations) to October 31, 1996, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 15, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Vice President
Dwight D. Churchill, Vice President
Jonathan D. Short, Vice President
Thomas D. Maher, Assistant Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
Robert M. Gates *
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisory International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
NEW YORK MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     15   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    23   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    30   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                PAST 1   LIFE OF
                                              YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME -           8.55%    19.96%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR          9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE         8.04%    N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                PAST 1   LIFE OF
                                              YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME -           8.55%    8.64%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR          9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE         8.04%    N/A

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971110 121436 S00000000000001
             FA NY Muni Inc -CL I        LB Municipal Bond
             00661                       LB015
  1995/08/31      10000.00                    10000.00
  1995/09/30      10039.75                    10063.30
  1995/10/31      10216.57                    10209.62
  1995/11/30      10410.16                    10379.00
  1995/12/31      10519.28                    10478.74
  1996/01/31      10608.72                    10557.85
  1996/02/29      10517.30                    10486.59
  1996/03/31      10356.76                    10352.57
  1996/04/30      10312.58                    10323.27
  1996/05/31      10301.18                    10319.14
  1996/06/30      10431.54                    10431.52
  1996/07/31      10523.15                    10526.45
  1996/08/31      10492.40                    10523.92
  1996/09/30      10653.75                    10671.25
  1996/10/31      10756.24                    10791.95
  1996/11/30      10991.40                    10989.44
  1996/12/31      10919.96                    10943.28
  1997/01/31      10921.12                    10963.97
  1997/02/28      11022.51                    11064.62
  1997/03/31      10866.37                    10917.12
  1997/04/30      10961.21                    11008.50
  1997/05/31      11152.41                    11174.07
  1997/06/30      11268.77                    11293.07
  1997/07/31      11610.24                    11605.89
  1997/08/31      11471.89                    11497.14
  1997/09/30      11610.51                    11633.61
  1997/10/31      11676.33                    11708.42
IMATRL PRASUN   SHR__CHT 19971031 19971110 121437 R00000000000029
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Institutional Class on August 31, 1995, shortly after the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $11,676 - a 16.76% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,708 - a 17.08% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,         AUGUST 21, 1995
                                      (COMMENCEMENT
                                      OF OPERATIONS) TO

      1997         1996         OCTOBER 31, 1995

DIVIDEND RETURN               4.81%   4.61%   0.96%

CAPITAL APPRECIATION RETURN   3.74%   0.67%   4.00%

TOTAL RETURN                  8.55%   5.28%   4.96%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELDS

PERIODS ENDED OCTOBER 31, 1997           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.11(CENTS)   24.20(CENTS)   48.07(CENTS)

ANNUALIZED DIVIDEND RATE                 4.49%         4.50%          4.55%

30-DAY ANNUALIZED YIELD                  4.36%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.68%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.77 over the past one month, $10.67 over the past six months, and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 43.21% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and the tax-equivalent yield would have been 3.49% and 6.15%, respectively. FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds lagged their
taxable brethren for the 12 months
that ended October 31, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
overall municipal bond market -
returned 8.49%, while the Lehman
Brothers Aggregate Bond Index -
a barometer of the taxable bond
market - returned 8.89%.
Through much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and
high demand that led to rising
municipal bond prices. The second
half, however, saw a large amount
of new issuance come to market,
and while demand remained
strong, it took time for investors to
become acclimated to this new
supply. In the interim, muni bond
prices fell. The cold months of
winter contrasted with what many
felt was an overheating economy
ripe for an inflation appearance. In
late March, the Federal Reserve
Board raised short-term interest
rates by 0.25%, and while this
gesture was anticipated by
investors, the bond markets
nonetheless reacted negatively.
From April through mid-September,
though, market conditions were
friendly. Favorable economic data
soothed concerns, and the Fed's
reluctance to cut rates further was
another positive influence. The muni
market was unable to continue its
momentum in late September and
October, however, as new bonds
continued to flood the muni bond
market and demand lessened.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund
Q. NORM, HOW DID THE FUND PERFORM?
A. For the 12 months that ended October 31, 1997, the fund's Institutional Class shares generated a return of 8.55%. To compare the fund's performance to that of its peer group, the New York municipal debt funds average, as tracked by Lipper Analytical Services, had a return of 8.04%. To gauge how the fund did relative to the overall New York municipal market, the Lehman Brothers New York 4 Plus Year Municipal Bond Index returned 9.60%.
Q. WHY DID THE FUND LAG THE LEHMAN BROTHERS INDEX?
A. Because throughout the past six months, the fund had a much lighter weighting in New York City bonds than the index. Thanks in part to the strength of its economy, New York City bonds were some of the best-performing securities in the entire national municipal market. Since I try to avoid having the fund's performance overly dependent on the fortunes of one issuer, I kept the fund's exposure to New York City bonds at about half the size of the index.
Q. YET THE FUND WAS ABLE TO KEEP PACE WITH THE AVERAGE FUND OF ITS TYPE DURING THE PERIOD. WHICH OF THE FUND'S HOLDINGS HELPED PERFORMANCE?
A. Non-callable bonds - which can't be redeemed by their issuers before maturity - were some of the fund's best performers. Falling interest rates can prompt municipal issuers to refinance their older, more expensive debt if current rates are lower than the rate they're paying. Having a fair amount of "call protection" by owning non-callable bonds was an advantage during the summer and fall when interest rates were falling. I was able to hold onto these securities even when bond yields were falling. Furthermore, the prices of many of the fund's non-callable bonds rose as demand for them increased.
Q. WHAT OTHER FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. Some opportunistic trading in and out of state-appropriated bonds was beneficial for the fund. The state set a dubious record by issuing its budget more than 100 days later than scheduled. Because the state was constrained from issuing new state-appropriated debt during the prolonged budget process, the existing supply of these high-yielding bonds wasn't adequate to meet the demand for them. As a result, prices for state-appropriated bonds generally rose. Not only did the fund benefit from their rising prices in the summer and autumn, but it also was helped by their high yields. When these bonds started to look rich
- or expensive relative to their historical value and to other bonds in the market - I sold some to lock in gains. More recently, the state began issuing a fair amount of state-appropriated debt, so supply increased and prices generally fell. I used this as an opportunity to add more state-appropriated bonds at what I believed were attractive prices.
Q. WHICH SECTORS DID YOU FAVOR AND WHY? WHICH DID YOU AVOID?
A. General obligation bonds (GOs) made up the largest sector concentration of the fund at the end of the period, as well as the largest sector of the New York municipal bond market as a whole. GOs are municipal bonds backed by the full faith and credit - which includes the taxing power - of a city, county or state, and are repaid by general revenues such as taxes. That's in contrast to revenue generated from a specific facility such as a tunnel. Generally speaking, GOs tend to do well when the local economy is strong - as it has been over the past year - because tax revenues rise as a function of increased personal income, corporate profits and other sources. On the other hand, I generally avoided electric utility bonds. There are still plenty of unanswered questions concerning the bailout of Long Island Lighting Company. That, coupled with the uncertainty surrounding the possible deregulation of the electric utility industry in the state, has cast somewhat of a pall over the performance of electric bonds.
Q. WHAT'S YOUR OUTLOOK?
A. As always, the direction of interest rates will be the primary factor determining the performance of municipal bonds. At present, it doesn't appear that the market has any firm conviction about whether interest rates will rise or fall. Many observers argue that recent economic and fiscal problems in Southeast Asia ultimately will slow the U.S. economy enough to ward off future interest rate hikes. Others argue that the economy is still strong enough to prompt the Federal Reserve Board to raise interest rates as a guard against runaway inflation. As for municipal bonds, there are several factors working in their favor. First, they currently are priced attractively compared to U.S. Treasuries. And, for a number of reasons, the beginning of a new year often brings on more demand for municipals. That's positive because strong demand could help municipal bond prices.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.




(solid bullet)
(solid bullet)
FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   46.7           49.4

WATER & SEWER        13.7           14.3

SPECIAL TAX          10.3           10.9

TRANSPORTATION       9.6            10.1

EDUCATION            7.0            5.0

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               6 MONTHS AGO

YEARS   14.6   13.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   7.5   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 35.5
ROW: 1, COL: 2, VALUE: 33.1
ROW: 1, COL: 3, VALUE: 29.0
ROW: 1, COL: 4, VALUE: 2.4
AAA 35.1%
AA, A 32.5%
BAA 31.1%
SHORT-TERM
INVESTMENTS 1.3%
AAA 35.5%
AA, A 33.1%
BAA 29.0%
SHORT-TERM
INVESTMENTS 2.4%
ROW: 1, COL: 1, VALUE: 35.1
ROW: 1, COL: 2, VALUE: 32.0
ROW: 1, COL: 3, VALUE: 31.1
ROW: 1, COL: 4, VALUE: 1.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.6%
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - 96.4%
Albany County Gen. Oblig.
5.75% 6/1/09 (FGIC Insured) (e)  Aaa $ 200,000 $ 211,750
Brookhaven Gen. Oblig.
5.375% 10/1/05 (FGIC Insured)  Aaa  205,000  216,782
Erie County Gen. Oblig.
Series B, 5.60% 6/15/10 (FGIC Insured)  Aaa  100,000  105,250
Metropolitan Trans. Auth. (Commuter Facs.)
5.40% 7/1/10 (d)  Baa1  100,000  99,108
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  420,000
Monroe County Pub. Impt.:
6.50% 6/1/04  Aa  100,000  111,625
 5.25% 6/1/08 (FGIC Insured)  Aaa  100,000  103,625
Monroe Woodbury Central School Dist.
5.625% 5/15/24 (MBIA Insured)  Aaa  100,000  101,625
Nassau County Rfdg. (Combined Swr. Dist.)
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  230,000  237,475
New York City Gen. Oblig.:
Rfdg. Series B, 6.20% 8/15/06  Baa1  90,000  98,213
 Series A-1, 6.50% 8/1/16  Baa1  200,000  214,250
  Series B, 5.875%, 8/15/13  Baa1  200,000  207,000
 Series C, 6.40% 8/1/03  Baa1  150,000  162,375
 Series D, 6% 2/15/16  Baa1  275,000  284,969
 Series E, 6% 8/1/26  Baa1  150,000  154,500
 Series I, 6.125% 4/15/11  Baa1  150,000  159,563
New York City Muni. Assistance Corp.:
Rfdg. Series E, 6% 7/1/05  Aa2  300,000  328,500
 Series G, 5.50% 7/1/04  Aa2  50,000  53,063
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev.:
 Series A, 6% 6/15/25  A2  275,000  286,688
  Series B:
  5.875% 6/15/26  A2  200,000  207,000
    5.50% 6/15/27 (MBIA Insured)  Aaa  50,000  50,250
New York City Trust Cultural Resources Rev.
(American Museum of Natural History)
Series B, 5.65% 4/1/22 (MBIA Insured)  Aaa  150,000  153,938
New York State Dorm. Auth. Lease Rev. Rfdg.
(State Univ. Dorm. Facs.) Series A:
 6% 7/1/03 (AMBAC Insured)  Aaa  150,000  162,188
   5.30% 7/1/24 (AMBAC Insured)  Aaa  100,000  98,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.:
(Consolidated City Univ. Sys.)
 2nd Series A, 5.75% 7/1/07  Baa1 $ 450,000 $ 477,000
 (Strong Memorial Hosp.) 5.10% 7/1/04  A1  100,000  102,625
 Rfdg.:
 (FIT Student Hsg. Corp.)
  5.75% 7/1/05 (AMBAC Insured)  Aaa  125,000  134,219
  (Ithaca College)
  5.25% 7/1/26 (AMBAC Insured)  Aaa  100,000  98,875
 (State Univ. Edl. Facs.)
  Series A:
   6.50% 5/15/05  A3  200,000  223,000
   6.50% 5/15/06  A3  100,000  112,375
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1  100,000  106,000
New York State Envir. Facs. Corp. Poll. Cont. Rev.
(State Wtr. Revolving Fund Pooled Loan):
 Series B, 5.90% 11/15/14  Aaa  150,000  156,938
  Series D, 6.40% 11/15/06  Aaa  100,000  113,250
New York State Local Gov't. Assistance Corp.:
Series A, 6% 4/1/24  A3  255,000  264,563
  Series B, 6% 4/1/18  A3  225,000  232,313
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.)
Series A, 7.25% 11/1/11 (MBIA Insured)  Aaa  100,000  109,625
New York State Mtg. Agcy. Rev.
(Homeowner Mtg.):
 Rfdg. Series 60, 6.05% 4/1/26 (c)  Aaa  100,000  104,125
   Series 49, 5.85% 10/1/17  Aa2  100,000  103,125
  5.50% 4/1/19 (AMBAC Insured) (c)  Aaa  100,000  100,250
New York State Pwr. Auth. Rev. & Gen. Purpose
Rfdg. Series CC, 5.125% 1/1/11  Aa2  200,000  204,500
New York State Thruway Auth. Hwy. &
Bridge Trust Fund Series B:
 6% 4/1/03 (AMBAC Insured)  Aaa  210,000  227,325
   6% 4/1/04 (MBIA Insured)  Aaa  100,000  109,125
New York State Urban Dev. Corp. Rev. Rfdg.
(State Facs.) 5.75% 4/1/11  Baa1  185,000  194,713
Shelter Island Unified Free School Dist.
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  180,400
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sub-Lien) 6% 6/1/17 (MBIA Insured)  Aaa  100,000  111,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
Syracuse Gen. Oblig. Series D, 7.70% 12/1/99
(MBIA Insured)  Aaa $ 120,000 $ 128,400
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purpose) Series Y, 6% 1/1/12  Aa  340,000  375,700
  8,197,933
NEW YORK & NEW JERSEY - 1.2%
New York & New Jersey Port Auth. Consolidated
85th Series, 5.375% 3/1/28  A1  100,000  102,250

TOTAL MUNICIPAL BONDS
(Cost $7,924,773)   8,300,183
MUNICIPAL NOTES - 2.4%
NEW YORK - 2.4%
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev. (Niagara Mohawk Pwr. Proj.)
Series 1988-A, 3.95%,
LOC Morgan Guaranty Trust Co.,
VRDN (b)(c) (Cost $200,000)  A-1  200,000  200,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $8,124,773)  $ 8,500,183
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
1 Municipal Bond Future Contract   Dec. 97 $ 121,743 $ (100)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.4%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
7. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,587.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 68.6% AAA, AA, A 66.1%
Baa 29.0% BBB  29.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  46.7%
Water and Sewer   13.7
Special Tax  10.3
Transportation  9.6
Education  7.0
Others (individually less than 5%)   12.7
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31,1997, the aggregate cost of investment securities for income tax purposes was $8,124,773. Net unrealized appreciation aggregated $375,410, of which $377,565 related to appreciated investment securities and $2,155 related to depreciated investment securities.
The fund hereby designates approximately $2,346 as a capital gain dividend for the purpose of the dividend paid deduction.
During fiscal year ended October 31,1997, 100% of the fund's income dividends was free from federal income tax, and 3.12% of the fund's income dividends was subject to the federal alternative minimum tax. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $8,124,773) - SEE               $ 8,500,183
ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                       129,536

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                 5,844

 TOTAL ASSETS                                                             8,635,563

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                     $ 25,377

PAYABLE FOR INVESTMENTS PURCHASED                              99,108
DELAYED DELIVERY

PAYABLE FOR FUND SHARES REDEEMED                               3,000

DISTRIBUTIONS PAYABLE                                          6,889

DISTRIBUTION FEES PAYABLE                                      3,372

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS               125

OTHER PAYABLES AND ACCRUED EXPENSES                            26,643

 TOTAL LIABILITIES                                                        164,514

NET ASSETS                                                               $ 8,471,049

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 8,073,478

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     22,261
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 375,310

NET ASSETS                                                               $ 8,471,049


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.79
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($138,035 (DIVIDED BY) 12,792 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.79)             $11.33

CLASS T:                                                           $10.80
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,062,666 (DIVIDED BY) 376,283 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.80)             $11.19

CLASS B:                                                           $10.79
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($3,490,366 (DIVIDED BY) 323,573 SHARES) A

INSTITUTIONAL CLASS:                                               $10.80
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($779,982 (DIVIDED BY) 72,198 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSETS LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                         $ 427,570

EXPENSES

MANAGEMENT FEE                                             $ 31,669

TRANSFER AGENT FEES                                         15,707

DISTRIBUTION FEES                                           37,286

ACCOUNTING FEES AND EXPENSES                                60,768

NON-INTERESTED TRUSTEES' COMPENSATION                       45

CUSTODIAN FEES AND EXPENSES                                 1,563

REGISTRATION FEES                                           77,471

AUDIT                                                       35,292

LEGAL                                                       6,172

MISCELLANEOUS                                               273

 TOTAL EXPENSES BEFORE REDUCTIONS                           266,246

 EXPENSE REDUCTIONS                                         (167,684)    98,562

NET INTEREST INCOME                                                      329,008

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      22,285

 FUTURES CONTRACTS                                          6,382        28,667

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      270,508

 FUTURES CONTRACTS                                          (1,363)      269,145

NET GAIN (LOSS)                                                          297,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 626,820
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED    YEAR ENDED
                                                         OCTOBER 31,   OCTOBER 31,
                                                         1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 329,008     $ 252,837
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 28,667        39,120

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     269,145       5,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          626,820       297,334
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (329,008)     (252,837)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (43,520)      -

 TOTAL DISTRIBUTIONS                                      (372,528)     (252,837)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              826,818       3,469,707

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,081,110     3,514,204

NET ASSETS

 BEGINNING OF PERIOD                                      7,389,939     3,875,735

 END OF PERIOD                                           $ 8,471,049   $ 7,389,939


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.490   $ 10.290

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .465       .072

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .360       .200

 TOTAL FROM INVESTMENT OPERATIONS                      .825       .272

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.465)     (.072)

 FROM NET REALIZED GAIN                                (.060)     -

 TOTAL DISTRIBUTIONS                                   (.525)     (.072)

NET ASSET VALUE, END OF PERIOD                        $ 10.790   $ 10.490

TOTAL RETURN B, C                                      8.09%      2.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 138      $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% D     .90% A,
                                                                 D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.37%      4.43% A

PORTFOLIO TURNOVER RATE                                16%        17%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS CLASS - T

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996       1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.480                  $ 10.400   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .454                      .444       .084

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .380                      .080       .400

 TOTAL FROM INVESTMENT OPERATIONS                      .834                      .524       .484

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.454)                    (.444)     (.084)

 FROM NET REALIZED GAIN                                (.060)                    -          -

 TOTAL DISTRIBUTIONS                                   (.514)                    (.444)     (.084)

NET ASSET VALUE, END OF PERIOD                        $ 10.800                  $ 10.480   $ 10.400

TOTAL RETURN B, C                                      8.18%                     5.15%      4.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 4,063                   $ 4,125    $ 2,033

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.00% D                   1.00% D    1.00% A,
                                                                                           D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          1.00%                     .97% E     1.00% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.27%                     4.30%      4.16% A

PORTFOLIO TURNOVER RATE                                16%                       17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
FINANCIAL HIGHLIGHTS CLASS - B
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.470   $ 10.390   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .385       .375       .074

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .380       .080       .390

 TOTAL FROM INVESTMENT OPERATIONS                         .765       .455       .464

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                 (.385)     (.375)     (.074)

 FROM NET REALIZED GAIN                                   (.060)     -          -

 TOTAL DISTRIBUTIONS                                      (.445)     (.375)     (.074)

NET ASSET VALUE, END OF PERIOD                           $ 10.790   $ 10.470   $ 10.390

TOTAL RETURN B, C                                         7.49%      4.46%      4.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,490    $ 2,445    $ 1,161

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65% D    1.66% D    1.75% A,
                                                                               D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.65%      1.62% E    1.75% A
REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        3.60%      3.62%      3.52% A

PORTFOLIO TURNOVER RATE                                   16%        17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD AUGUST 21,1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.470   $ 10.400   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .481       .468       .095

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .390       .070       .400

 TOTAL FROM INVESTMENT OPERATIONS                         .871       .538       .495

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                 (.481)     (.468)     (.095)

 FROM NET REALIZED GAIN                                   (.060)     -          -

 TOTAL DISTRIBUTIONS                                      (.541)     (.468)     (.095)

NET ASSET VALUE, END OF PERIOD                           $ 10.800   $ 10.470   $ 10.400

TOTAL RETURN B, C                                         8.55%      5.28%      4.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 780      $ 718      $ 683

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75% D     .75% D     .75% A,
                                                                                D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .75%       .68% E     .75% A
REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.53%      4.53%      4.75% A

PORTFOLIO TURNOVER RATE                                   16%        17%        0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




10. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series V(the trust) and is authorized to issue an unlimited number of shares. Effective November 1, 1997, the fund was closed to new and existing accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for certain futures and options transactions, market discount and excise tax regulation.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
11. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
12. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,291,722 and $1,277,172, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,250,132 and $1,368,781 respectively.
13. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Manangement and Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 249      $ 249

CLASS T     10,671     10,671

CLASS B     26,366     8,086

           $ 37,286   $ 19,006

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,685    $ 375

CLASS T     9,627      6,295

CLASS B     21,032     0 *

           $ 32,344   $ 6,670

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 UMB        $ 745      .45

CLASS T                 UMB         8,127     .19

CLASS B                 UMB         5,577     .19

INSTITUTIONAL CLASS     UMB         1,258     .17

                                   $ 15,707

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
14. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                 .90%         $ 36,360

CLASS T                1.00%          61,998

CLASS B                1.65%          46,461

INSTITUTIONAL CLASS     .75%          22,851

                                     $ 167,670

5. EXPENSE REDUCTIONS  - CONTINUED
Effective January 1, 1998, FMR has voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
 CLASS A  2.15%
 CLASS T  2.25%
 CLASS B  2.90%
 INSTITUTIONAL CLASS  2.00%
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $14 under this arrangement.
15. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 29% of the total outstanding shares of the fund.
16. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED OCTOBER 31,

                            1997                      1996 A

CLASS A

FROM NET INTEREST INCOME    $ 7,257                   $ 707

FROM NET REALIZED GAIN       588                       -

TOTAL                       $ 7,845                   $ 707

CLASS T

FROM NET INTEREST INCOME    $ 182,406                 $ 150,521

FROM NET REALIZED GAIN       24,294                    -

TOTAL                       $ 206,700                 $ 150,521

CLASS B

FROM NET INTEREST INCOME    $ 105,678                 $ 70,019

FROM NET REALIZED GAIN       14,507                    -

TOTAL                       $ 120,185                 $ 70,019

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 33,667                  $ 31,590

FROM NET REALIZED GAIN       4,131                     -

TOTAL                       $ 37,798                  $ 31,590

TOTAL                       $ 372,528                 $ 252,837

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
17. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                                DOLLARS

                                 YEARS ENDED OCTOBER 31,               YEARS ENDED OCTOBER 31,

                                 1997                      1996 A      1997                      1996 A



CLASS A                           9,337                     9,691      $ 98,503                  $ 99,722
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     725                       67          7,654                     699

SHARES REDEEMED                   (7,028)                   -           (75,752)                  -

NET INCREASE (DECREASE)           3,034                     9,758      $ 30,405                  $ 100,421

CLASS T                           78,019                    226,391    $ 820,626                 $ 2,359,874
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     16,282                    11,198      171,954                   116,533

SHARES REDEEMED                   (111,522)                 (39,533)    (1,179,190)               (411,400)

NET INCREASE (DECREASE)           (17,221)                  198,056    $ (186,610)               $ 2,065,007

CLASS B                           150,679                   133,150    $ 1,590,916               $ 1,388,144
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     6,611                     4,418       69,774                    45,991

SHARES REDEEMED                   (67,182)                  (15,772)    (715,664)                 (161,162)

NET INCREASE (DECREASE)           90,108                    121,796    $ 945,026                 $ 1,272,973

INSTITUTIONAL CLASS               409                       -          $ 4,300                   $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,592                     3,003       37,977                    31,306

SHARES REDEEMED                   (409)                     -           (4,280)                   -

NET INCREASE (DECREASE)           3,592                     3,003      $ 37,997                  $ 31,306


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
18. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 33,973

CLASS T                 14,464

CLASS B                 14,270

INSTITUTIONAL CLASS     14,764

                       $ 77,471

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor New York Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 15, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Institutional Class 12/8/97 12/5/97 $.04







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Thomas D. Maher, Assistant Vice President
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Intitutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
CALIFORNIA MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE LAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     15   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    23   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    30   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
DISTRIBUTIONS
The Board of Trustees of Fidelity Advisor California Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE CAPITAL GAINS
Institutional Class 12/8/97 12/5/97 $0.04
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                         PAST 1   LIFE OF
                                                       YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME -                  7.64%    10.08%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX        8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE                8.30%    N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Lehman Brothers California Municipal Bond Index - a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives as tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 105 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                    PAST 1   LIFE OF
                                                  YEAR     FUND

ADVISOR CALIFORNIA MUNICIPAL INCOME -             7.64%    5.83%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX   8.72%    N/A

CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE           8.30%    N/A

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971126 120537 S00000000000001
             FA CA Muni Inc -CL I        LB Municipal Bond
             00649                       LB015
  1996/02/29      10000.00                    10000.00
  1996/03/31       9837.64                     9872.20
  1996/04/30       9788.27                     9844.26
  1996/05/31       9788.23                     9840.32
  1996/06/30       9915.06                     9947.49
  1996/07/31      10003.95                    10038.01
  1996/08/31      10021.32                    10035.60
  1996/09/30      10160.66                    10176.10
  1996/10/31      10302.56                    10291.19
  1996/11/30      10495.36                    10479.52
  1996/12/31      10419.06                    10435.50
  1997/01/31      10416.07                    10455.23
  1997/02/28      10514.85                    10551.20
  1997/03/31      10333.01                    10410.56
  1997/04/30      10424.52                    10497.69
  1997/05/31      10591.73                    10655.58
  1997/06/30      10704.78                    10769.06
  1997/07/31      11054.52                    11067.36
  1997/08/31      10901.62                    10963.66
  1997/09/30      11048.85                    11093.80
  1997/10/31      11089.35                    11165.13
IMATRL PRASUN   SHR__CHT 19971031 19971126 120538 R00000000000023
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund -
Institutional Class on February 29, 1996, shortly after the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $11,089 - a 10.89% increase on the initial investment. For comparison, look at how the Lehman Brothers
Municipal Bond Index - a total return performance benchmark for investment-grade bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,165 - an 11.65% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                                               YEAR ENDED   FEBRUARY 20, 1996
                                               OCTOBER 31   (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            OCTOBER 31,

                                               1997         1996

DIVIDEND RETURN                                4.61%        3.17%

CAPITAL APPRECIATION RETURN                    3.03%        -0.90%

TOTAL RETURN                                   7.64%        2.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1         PAST 6          PAST 1
                                         MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE                       3.74(CENTS)    22.17(CENTS)    43.92(CENTS)

ANNUALIZED DIVIDEND RATE                  4.32%          4.35%           4.39%

30-DAY ANNUALIZED YIELD                   4.26%           -               -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD    7.34%           -               -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.19 over the past one month, $10.10 over the past six months and $10.00 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 41.95% combined effective 1997 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 2.82% and 4.86%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds lagged their
taxable brethren for the 12 months
that ended October 31, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
overall municipal bond market -
returned 8.49%, while the Lehman
Brothers Aggregate Bond Index -
a barometer of the taxable bond
market - returned 8.89%.
Through much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and
high demand that led to rising
municipal bond prices. The second
half, however, saw a large amount
of new issuance come to market,
and while demand remained
strong, it took time for investors to
become acclimated to this new
supply. In the interim, muni bond
prices fell. The cold months of
winter contrasted with what many
felt was an overheating economy
ripe for an inflation appearance. In
late March, the Federal Reserve
Board raised short-term interest
rates by 0.25%, and while this
gesture was anticipated by
investors, the bond markets
nonetheless reacted negatively.
From April through mid-September,
though, market conditions were
friendly. Favorable economic data
soothed concerns, and the Fed's
reluctance to cut rates further was
another positive influence. The muni
market was unable to continue its
momentum in late September and
October, however, as new bonds
continued to flood the muni bond
market and demand lessened.
An interview with Jonathan Short, Portfolio Manager of Fidelity Advisor California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the 12 months that ended October 31, 1997, the fund's Institutional Class shares generated a return of 7.64%. To get a sense of how the fund did relative to its competitors, the California municipal debt funds average returned 8.30%, as tracked by Lipper Analytical Services. To gauge how the fund did relative to the overall California municipal market, the Lehman Brothers California Municipal Bond Index returned 8.72% for the same 12-month period.
Q. THE BOND MARKETS RALLIED THROUGHOUT MOST OF THE PAST SIX MONTHS, BUT BECAME QUITE VOLATILE IN THE LAST SEVERAL WEEKS IN OCTOBER. DID YOU ALTER YOUR STRATEGY IN RESPONSE TO THIS INCREASE IN VOLATILITY?
A. The market's volatility presented some opportunities to buy selected municipal bonds at what I believed were attractive valuations. But despite the volatility, my main strategy remained the same: I kept the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that I didn't alter the fund's holdings to shield it from rising interest rates, and I didn't change the structure of the fund to take advantage of decreasing rates. Instead, it was structured to match the interest-rate sensitivity of the market for California municipal securities. I feel that it is impossible to consistently predict the direction of interest rates and the bond markets over a long period of time. I think that the past several weeks in October served as a useful reminder of that belief. Few investors correctly anticipated that a fallout in the U.S. bond market would be caused by currency turmoil in Southeast Asia. I don't try to "time the market" by structuring the fund to benefit from rising or falling rates. Rather, my strategy is to concentrate on finding securities that I think are selling at a reasonable price relative to what I believe is their value.
Q. WHICH BONDS PERFORMED WELL DURING THE PERIOD?
A. Bonds rated Baa by Moody's Investors Service were some of the market's and the fund's best performers. During the period, these lower-investment-grade bonds did better than higher-rated bonds primarily because they were in demand by investors looking for higher yields.
Q. WERE THERE OTHER GOOD PERFORMERS?
A. Non-callable bonds - which can't be redeemed by their issuer before maturity - also aided the fund's performance. Issuers often are prompted to refinance their older, more expensive debt if current rates are lower than those they're paying on existing bonds. The prices of many of the fund's non-callable holdings rose during the past six months as investors increasingly sought bonds with call protection.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS AMONG BONDS WITH VARIOUS MATURITIES?
A. I chose to focus on intermediate bonds with maturities of between 10 and 20 years because the yield curve - which is a graphical representation of the difference in yields offered by short-, intermediate- and long-term bonds - was flat at the far end, beyond 20 years. By that I mean that an investor would have been paid an appropriate amount of additional income for each additional year of maturity for bonds with maturities of less than 20 years. It is this additional income that compensates the investor for the additional risk taken on by investing in the longer-maturity part of the market. But for bonds with maturities of 20 years or longer, the extra yield offered for each successive year to maturity was not, in my opinion, attractive enough to take on the risk inherent in these bonds. So I focused on intermediate-maturity bonds, where I felt the best yield was offered for the risk involved.
Q. WHAT'S YOUR OUTLOOK?
A. It's quite likely that the bond markets will remain volatile. As we've seen over the past year, the markets have been quite reactive to news about the economy's strength, pushing bond prices up when economic growth appeared moderate and sending them lower when growth appeared strong enough to kindle fears of potential inflation. I expect we'll see similar reactions - perhaps even more volatile reactions - until economic growth trends become more defined and sustainable. As far as the municipal market goes, there are some factors related to supply and demand that I view as positive. Specifically, I expect the supply of municipals to remain relatively low going into next year. And, if history is any guide, demand for municipals will increase in the first part of 1998. If that trend continues, then municipals - which are presently priced relatively cheaply compared to U.S. Treasuries - could benefit from price increases resulting from this supply and demand imbalance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JON SHORT ON CALIFORNIA'S
ECONOMY, FISCAL SITUATION AND
CREDIT RATING:
"The continued strength of
California's economy has been
somewhat surprising. Not only has
the state's employment growth
showed remarkable strength -
particularly in the technology,
trade-related and entertainment
industries - but the housing
market also looks much healthier
than it did a couple of years earlier.
Even areas in Southern California,
which lagged the northern part of
the state throughout much of this
decade, finally have shown signs
that they are on the mend. The
state's strong economy has
translated into a better fiscal
environment. State revenues - in
the form of taxes and other fees
- came in way ahead of last fiscal
year's budget. As a result of the
state's improved financial and
fiscal situation, one municipal
bond credit-rating agency
upgraded the state's credit rating.
This was, and will likely continue
to be, viewed as a positive by
municipal investors."

NOTE TO SHAREHOLDERS:
As of November 1, 1997, the
Fidelity Advisor California
Municipal Income fund was
closed to any purchases of new and
existing accounts. Additionally,
effective January 1, 1998, Fidelity
will raise the voluntary expense
caps on each class of the fund by
1.25%.
FUND FACTS
GOAL: a high level of current
income free from federal
income tax and California
state personal income tax by
investing primarily in
municipal securities
START DATE: February 20, 1996
SIZE: as of October 31, 1997,
more than $5 million
MANAGER: Jonathan Short,
since inception; joined Fidelity
in 1990
(checkmark)
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   23.6           20.4

ELECTRIC REVENUE     16.3           9.8

WATER & SEWER        11.7           20.1

LEASE REVENUE        10.4           9.2

SPECIAL TAX          9.4            10.1

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               6 MONTHS AGO

YEARS   13.0   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   7.4   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
AAA 53.0%
AA, A 32.8%
BAA 10.6%
SHORT-TERM
INVESTMENTS 3.6%
AAA 46.1%
AA, A 38.3%
BAA 9.6%
SHORT-TERM
INVESTMENTS 6.0%
ROW: 1, COL: 1, VALUE: 53.0
ROW: 1, COL: 2, VALUE: 32.8
ROW: 1, COL: 3, VALUE: 10.6
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 3.6
ROW: 1, COL: 1, VALUE: 46.1
ROW: 1, COL: 2, VALUE: 38.3
ROW: 1, COL: 3, VALUE: 9.6
ROW: 1, COL: 4, VALUE: 0.0
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 6.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.4%
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - 96.4%
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa $ 200,000 $ 105,500
California Dept. Wtr. Resource (Central Valley
Proj.) Series O, 4.75% 12/1/18  Aa2  100,000  93,250
California Edl. Facs. Auth. Rev. Rfdg.
(Southern California Univ.)
Series A, 5.65% 10/1/10  Aa3  100,000  106,625
California Edl. Facs. Auth. Rev. (Student Loan)
(California Loan Prog.) Series A, 6% 3/1/16
(MBIA Insured) (b)  Aaa  100,000  103,875
California Gen. Oblig.:
 7% 3/1/06  A1  90,000  105,300
 6% 10/1/08  A1  100,000  111,000
 6.50% 9/1/10  A1  150,000  174,375
 5.75% 11/1/12  A1  130,000  140,888
 Rfdg. 5.60% 9/1/21  A1  100,000  102,500
California Health Facs. Fin. Auth. Rev. Rfdg.
(Sutter Health Sys.) Series C, 5.50% 8/15/07
(FSA Insured)  Aaa  50,000  53,438
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
  Series E, 6.375% 8/1/27 (b)(c)  Aa2  200,000  210,750
 Series L, 5.70% 8/1/25 (MBIA Insured) (b)(c)  Aaa  100,000  103,375
 Series R, 5.25% 8/1/16 (MBIA Insured) (b)(c)  Aaa  100,000  101,625
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.
Rfdg. (San Diego Gas & Elec.) Series A,
5.90% 6/1/14  A2  100,000  108,000
California Pub. Works Board Lease Rev.:
 (Var. Commty. College Projs.) Series A,
 6% 3/1/05 (AMBAC Insured)  Aaa  80,000  87,800
 (Var. Univ. of California Projs.) Series B,
 5% 6/1/05  A1  230,000  235,750
California Statewide Commtys. Dev. Auth.
Rev. Ctfs. of Prtn.:
  (Children's Hosp.) 6% 6/1/13
  (MBIA Insured)  Aaa  100,000  109,750
  (St. Joseph Health Sys.) 5.50% 7/1/07  Aa3  75,000  79,219
Central Valley Fing. Auth. Cogeneration Proj.
Rev. (Carson Ice Gen. Proj.) 5.70% 7/1/03  BBB  100,000  105,000
Contra Costa Schools Fing. Auth. Rev. (Vista Unified
School Dist. School Sites) (Cap. Appreciation)
Series A, 0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 @ 36.34) (d)  Aaa  400,000  118,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Duarte Ctfs. of Prtn. (City of Hope Med. Ctr.)
6.25% 4/1/23  Baa1 $ 100,000 $ 104,250
East Bay Muni. Util. Dist.:
 Wastewtr. Treatment Sys. Rev. Rfdg.
 6% 6/1/06 (FGIC Insured)  Aaa  100,000  110,875
 Wtr. Sys. Rev. :
  6.50% 6/1/04 (AMBAC Insured)
  (Pre-refunded to 6/1/04 @ 102) (d)  Aaa  75,000  85,500
  Rfdg. 6% 6/1/01 (FGIC Insured)  Aaa  75,000  79,688
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Sr. Lien) Series A, 6% 1/1/34  Baa  100,000  103,125
Fresno Swr. Rev. Series A-1, 5% 9/1/08
(AMBAC Insured)  Aaa  100,000  102,875
Los Angeles County Ctfs. of Prtn.
(Cap. Appreciation) (Disney Parking Proj.)
0% 9/1/16  Baa1  100,000  33,000
Los Angeles County Convention & Exhibition Ctr.
Auth. Rev. Rfdg. Series A, 6% 8/15/10
(MBIA Insured)  Aaa  100,000  110,750
Los Angeles County Trans. Commission Sales Tax
Rev. Rfdg. Series B, 6.50% 7/1/10 (e)  A1  150,000  171,563
Los Angeles Hbr. Dept. Rev.:
 7.60% 10/1/18 (Escrowed to Maturity) (d)  AAA  100,000  128,000
 Series B, 5.25% 11/1/05 (b)(c)  Aa  100,000  104,000
Los Angeles Unified School Dist. Series A,
6% 7/1/14 (FGIC Insured)  Aaa  240,000  266,100
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. Rfdg. Series B, 4.75% 7/1/09
(MBIA Insured)  Aaa  100,000  99,375
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Crossover Rfdg. (Geothermal Proj. #3)
Series A, 5.85% 7/1/10 (AMBAC Insured)  Aaa  100,000  109,250
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.) Series B,
5.70% 6/1/16 (MBIA Insured)  Aaa  50,000  52,563
Riverside County Pub. Fing. Auth. (Tax Allocation
Rev. Redev. Proj.) Series A, 5.25% 10/1/12  Baa2  100,000  98,500
Sacramento Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  75,000  76,688
San Bernadino County Ctfs. of Prtn.
(Med. Ctr. Fing. Proj.):
  5.25% 8/1/04  Baa1  150,000  153,188
  5.50% 8/1/05 (MBIA Insured)  Aaa  50,000  52,813
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Series A, 5.25% 4/1/02
(AMBAC Insured)  Aaa $ 150,000 $ 156,000
San Francisco Bay Area Rapid Transit Dist. Sales
Tax Rev. 5.50% 7/1/20 (FGIC Insured)  Aaa  100,000  100,750
San Francisco City & County Swr. Rev. Rfdg.
5.50% 10/1/01 (AMBAC Insured)  Aaa  75,000  78,750
San Joaquin County Ctfs. of Prtn. (Gen. Hosp.
Proj.) 5.80% 9/1/02  A3  100,000  104,000
Santa Rosa Wastewtr. Rev. Rfdg. & Sub-Reg'l.
Wastewtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  100,000  92,750
Southern California Pub. Pwr. Auth. Rev. Rfdg.
(Sub-Paol Verde Proj.) Series A, 5% 7/1/04
(FSA Insured)  Aaa  400,000  413,000
Turlock Irrigation Dist. Rev. Rfdg. Series A,
6% 1/1/07 (MBIA Insured)  Aaa  75,000  83,245
TOTAL MUNICIPAL BONDS
(Cost $5,231,894)  $ 5,426,618
MUNICIPAL NOTES - 3.6%
CALIFORNIA - 3.6%
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. Rfdg. (Ultra Pwr. Rocklin Prog.)
Series 1988 A, 4.15%, LOC Bank of America
Nat'l. Trust & Saving, VRDN (b)  P-1  100,000  100,000
Chula Vista Ind. Dev. Rev. Rfdg. (San Diego
Gas. & Elec. Co.) Series B, 3.85%,
VRDN (b)  P-1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $200,000)   200,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $5,431,894)  $ 5,626,618
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
1 Municipal Bond Index Contract   December 1997 $ 119,900 $ (1,944)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.1%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $17,156.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.6% AAA, AA, A 88.6%
Baa 8.8% BBB  6.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  23.6%
Electric Revenue  16.3
Water and Sewer  11.7
Lease Revenue  10.4
Special Tax  9.4
Housing  7.4
Healthcare  6.2
Escrowed/Prerefunded  5.9
Others (individually less than 5%)    9.1
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,431,894. Net unrealized appreciation aggregated $194,724, of which $196,190 related to appreciated investment securities and $1,466 related to depreciated investment securities.
The fund hereby designates approximately $352 as a capital gain dividend for the purpose of the dividend paid deduction.
At October 31, 1997, the fund was required to defer approximately $4,099 of losses on futures contracts and options.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax and 2.01% of the fund's income dividends was subject to the federal alternative minimum tax.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $5,431,894) -                  $ 5,626,618
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                      70,746

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                5,160

 TOTAL ASSETS                                                            5,702,524

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 97,861

DISTRIBUTIONS PAYABLE                                         4,423

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS              125

DISTRIBUTION FEES PAYABLE                                     1,249

OTHER PAYABLES AND ACCRUED EXPENSES                           35,588

 TOTAL LIABILITIES                                                       139,246

NET ASSETS                                                              $ 5,563,278

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 5,358,665

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                       11,833
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                192,780

NET ASSETS                                                              $ 5,563,278


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                             $10.26
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($171,591 (DIVIDED BY) 16,724 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.26)            $10.77

CLASS T:                                                          $10.27
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($2,381,456 (DIVIDED BY) 231,961 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.27)            $10.64

CLASS B:                                                          $10.25
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($1,006,391 (DIVIDED BY) 98,228 SHARES) A

INSTITUTIONAL CLASS:                                              $10.21
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($2,003,840 (DIVIDED BY) 196,330 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                         $ 262,947

EXPENSES

MANAGEMENT FEE                                             $ 19,882

TRANSFER AGENT FEES                                         9,642

DISTRIBUTION FEES                                           12,738

ACCOUNTING FEES AND EXPENSES                                61,326

NON-INTERESTED TRUSTEES' COMPENSATION                       21

CUSTODIAN FEES AND EXPENSES                                 1,963

REGISTRATION FEES                                           70,476

AUDIT                                                       29,870

LEGAL                                                       90

MISCELLANEOUS                                               108

 TOTAL EXPENSES BEFORE REDUCTIONS                           206,116

 EXPENSE REDUCTIONS                                         (155,420)    50,696

NET INVESTMENT INCOME                                                    212,251

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      38,165

 FUTURES CONTRACTS                                          (24,385)     13,780

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      156,150

 FUTURES CONTRACTS                                          1,471        157,621

NET GAIN (LOSS)                                                          171,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 383,652
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED    FEBRUARY 20, 1996
                                                            OCTOBER 31,   (COMMENCEMENT
                                                            1997          OF OPERATIONS) TO
                                                                          OCTOBER 31,
                                                                          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 212,251     $ 98,467
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    13,780        (856)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        157,621       35,159

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             383,652       132,770
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (212,251)     (98,467)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 558,898       4,798,676

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    730,299       4,832,979

NET ASSETS

 BEGINNING OF PERIOD                                         4,832,979     -

 END OF PERIOD                                              $ 5,563,278   $ 4,832,979


FINANCIAL HIGHLIGHTS - CLASS A

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.930                   $ 9.750

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .425                      .066

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .330                      .180

 TOTAL FROM INVESTMENT OPERATIONS                      .755                      .246

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.425)                    (.066)

NET ASSET VALUE, END OF PERIOD                        $ 10.260                  $ 9.930

TOTAL RETURN B, C                                      7.77%                     2.53%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 172                     $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% D                    .90% A,
                                                                                 D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.27%                     3.98% A

PORTFOLIO TURNOVER RATE                                21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - CLASS T

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1997                      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.920                   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .415                      .261

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .350                      (.080) D

 TOTAL FROM INVESTMENT OPERATIONS                                    .765                      .181

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.415)                    (.261)

NET ASSET VALUE, END OF PERIOD                                      $ 10.270                  $ 9.920

TOTAL RETURN B, C                                                    7.77%                     1.99%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,381                   $ 2,244

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.00% E                   1.00% A,
                                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.00%                     .87% A,
                                                                                               F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   4.17%                     3.92% A

PORTFOLIO TURNOVER RATE                                              21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1997                      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.900                   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .350                      .229

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .350                      (.100) D

 TOTAL FROM INVESTMENT OPERATIONS                                    .700                      .129

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.350)                    (.229)

NET ASSET VALUE, END OF PERIOD                                      $ 10.250                  $ 9.900

TOTAL RETURN B, C                                                    7.09%                     1.35%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,006                   $ 646

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.65% E                   1.65% A,
                                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.64% F                   1.62% A,
                                                                                               F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   3.52%                     3.38% A

PORTFOLIO TURNOVER RATE                                              21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1997                      1996 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.910                   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                 .439                      .307

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .300                      (.090) D

 TOTAL FROM INVESTMENT OPERATIONS                                    .739                      .217

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                            (.439)                    (.307)

NET ASSET VALUE, END OF PERIOD                                      $ 10.210                  $ 9.910

TOTAL RETURN B, C                                                    7.64%                     2.27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 2,004                   $ 1,841

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .75% E                    .75% A,
                                                                                               E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .74% F                    .72% A,
                                                                                               F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                   4.42%                     4.51% A

PORTFOLIO TURNOVER RATE                                              21%                       21% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




19. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor California Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series V(the trust) and is authorized to issue an unlimited number of shares. Effective November 1, 1997, the fund was closed to new and existing accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and capital loss carryforwards.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
20. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
21. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,856,603 and $1,037,546, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,641,238 and $1,658,771, respectively.
22. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
            PAID TO    DEALERS'
            FDC        PORTION

CLASS  A    $ 209      $ 209

CLASS  T     5,723      5,723

CLASS  B     6,806      1,891

            $ 12,738   $ 7,823

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997) and 3.50% for selling Class T shares of the fund and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ 983     $ 0

CLASS T     2,736     1,288

CLASS B     3,578     0*

           $ 7,297   $ 1,288

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 UMB        $ 741     .53%

CLASS T                 UMB         4,172    .18%

CLASS B                 UMB         1,816    .24%

INSTITUTIONAL CLASS     UMB         2,913    .15%

                                   $ 9,642

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
23. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                 .90%         $ 29,158

CLASS T                1.00%          52,950

CLASS B                1.65%          26,954

INSTITUTIONAL CLASS     .75%          46,058

                                     $ 155,120

Effective January 1, 1998, FMR has voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
CLASS A                 2.15%

CLASS T                 2.25%

CLASS B                 2.90%

INSTITUTIONAL CLASS     2.00%

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $300 under the custodian arrangement.
24. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 42% of the total outstanding shares of the fund.
25. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED

                             1997         1996 A, B

CLASS A

FROM NET INTEREST INCOME    $ 5,953       $ 635

CLASS T

FROM NET INTEREST INCOME     95,395        32,566

CLASS B

FROM NET INTEREST INCOME     26,601        9,737

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME     84,302        55,529

      $ 212,251   $ 98,467

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. DISTRIBUTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 OCTOBER 31, 1996.
26. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                      DOLLARS

                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                 1997          1996 A, B     1997          1996 A, B



CLASS A                           5,896         10,225       $ 59,466      $ 99,695
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     555           68            5,590         677

SHARES REDEEMED                   (20)          -             (200)         -

NET INCREASE (DECREASE)           6,431         10,293       $ 64,856      $ 100,372

CLASS T                           75,489        248,275      $ 757,877     $ 2,423,465
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,229         2,001         52,742        19,573

SHARES REDEEMED                   (74,924)      (24,109)      (754,841)     (235,454)

NET INCREASE (DECREASE)           5,794         226,167      $ 55,778      $ 2,207,584

CLASS B                           46,691        64,662       $ 473,247     $ 629,107
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,519         573           15,287        5,592

SHARES REDEEMED                   (15,217)      -             (155,259)     -

NET INCREASE (DECREASE)           32,993        65,235       $ 333,275     $ 634,699

INSTITUTIONAL CLASS               3,395         180,001      $ 33,250      $ 1,800,010
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     8,310         5,760         83,239        56,011

SHARES REDEEMED                   (1,136)       -             (11,500)      -

NET INCREASE (DECREASE)           10,569        185,761      $ 104,989     $ 1,856,021


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
2. SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
27. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                        REGISTRATION
                        FEES

CLASS A                 $ 26,420

CLASS T                  15,359

CLASS B                  13,644

INSTITUTIONAL  CLASS     15,053

                        $ 70,476

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor California Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended October 31, 1997 and for the period February 20, 1996 (commencement of operations) to October 31, 1996, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 1997 and for the period February 20, 1996 (commencement of operations) to October 31, 1996, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 15, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Vice President
Dwight D. Churchill, Vice President
Jonathan D. Short, Vice President
Thomas D. Maher, Assistant Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
Robert M. Gates *
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MUNICIPAL INCOME FUND
(FORMERLY FIDELITY ADVISOR
HIGH INCOME MUNICIPAL FUND)
- INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    31   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME -                     9.44%    40.18%   144.13%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS MUNICIPAL BOND INDEX           8.49%    43.70%   132.42%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE        9.28%    42.76%   124.43%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997            PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME -                9.44%    6.99%    9.34%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS MUNICIPAL BOND INDEX      8.49%    7.52%    8.80%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE   9.28%    7.37%    8.36%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' shares cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971111 104955 S00000000000001
             FA High Inc Muni -CL I      LB Municipal Bond
             00679                       LB015
  1987/10/31      10000.00                    10000.00
  1987/11/30      10169.65                    10261.10
  1987/12/31      10343.87                    10409.99
  1988/01/31      10724.29                    10780.79
  1988/02/29      10843.23                    10894.75
  1988/03/31      10717.51                    10768.37
  1988/04/30      10770.09                    10850.21
  1988/05/31      10823.98                    10818.85
  1988/06/30      11025.67                    10977.13
  1988/07/31      11060.79                    11048.70
  1988/08/31      11098.52                    11058.42
  1988/09/30      11267.67                    11258.58
  1988/10/31      11421.62                    11456.73
  1988/11/30      11433.96                    11351.79
  1988/12/31      11564.73                    11467.92
  1989/01/31      11710.35                    11705.07
  1989/02/28      11722.09                    11571.52
  1989/03/31      11812.30                    11543.86
  1989/04/30      12082.24                    11817.91
  1989/05/31      12279.64                    12063.37
  1989/06/30      12420.28                    12227.19
  1989/07/31      12529.24                    12393.60
  1989/08/31      12626.16                    12272.27
  1989/09/30      12664.23                    12235.70
  1989/10/31      12797.94                    12385.34
  1989/11/30      12955.49                    12602.08
  1989/12/31      13078.66                    12705.17
  1990/01/31      13099.30                    12645.07
  1990/02/28      13193.18                    12757.62
  1990/03/31      13275.95                    12761.44
  1990/04/30      13154.52                    12669.05
  1990/05/31      13424.09                    12945.62
  1990/06/30      13582.26                    13059.41
  1990/07/31      13791.75                    13251.38
  1990/08/31      13698.69                    13058.97
  1990/09/30      13796.10                    13066.41
  1990/10/31      13985.51                    13303.44
  1990/11/30      14332.52                    13570.97
  1990/12/31      14423.96                    13630.00
  1991/01/31      14591.82                    13812.92
  1991/02/28      14704.02                    13933.09
  1991/03/31      14790.47                    13938.11
  1991/04/30      15031.30                    14123.48
  1991/05/31      15217.10                    14249.04
  1991/06/30      15252.52                    14234.94
  1991/07/31      15449.74                    14408.32
  1991/08/31      15589.26                    14598.07
  1991/09/30      15772.12                    14788.14
  1991/10/31      15946.89                    14921.24
  1991/11/30      16006.87                    14962.87
  1991/12/31      16180.96                    15283.97
  1992/01/31      16360.33                    15318.82
  1992/02/29      16449.21                    15323.72
  1992/03/31      16531.73                    15329.39
  1992/04/30      16680.93                    15465.82
  1992/05/31      16830.58                    15647.85
  1992/06/30      17061.36                    15910.42
  1992/07/31      17655.44                    16387.42
  1992/08/31      17518.73                    16227.64
  1992/09/30      17628.06                    16333.77
  1992/10/31      17415.32                    16173.21
  1992/11/30      17764.35                    16462.87
  1992/12/31      17978.53                    16630.96
  1993/01/31      18282.63                    16824.37
  1993/02/28      18928.21                    17432.91
  1993/03/31      18730.79                    17248.65
  1993/04/30      18929.42                    17422.68
  1993/05/31      19086.18                    17520.60
  1993/06/30      19392.18                    17813.02
  1993/07/31      19406.58                    17836.35
  1993/08/31      19906.41                    18207.71
  1993/09/30      20182.07                    18415.09
  1993/10/31      20192.89                    18450.63
  1993/11/30      19995.55                    18288.08
  1993/12/31      20457.28                    18674.15
  1994/01/31      20695.49                    18887.40
  1994/02/28      20148.51                    18398.22
  1994/03/31      19074.53                    17649.04
  1994/04/30      19201.09                    17798.71
  1994/05/31      19314.64                    17953.02
  1994/06/30      19243.53                    17843.33
  1994/07/31      19590.66                    18170.40
  1994/08/31      19621.43                    18233.27
  1994/09/30      19314.06                    17965.60
  1994/10/31      18975.49                    17646.53
  1994/11/30      18365.43                    17327.49
  1994/12/31      18810.54                    17708.86
  1995/01/31      19446.01                    18214.98
  1995/02/28      19969.96                    18744.67
  1995/03/31      20074.95                    18960.05
  1995/04/30      20140.94                    18982.42
  1995/05/31      20785.47                    19588.15
  1995/06/30      20622.42                    19417.74
  1995/07/31      20690.09                    19601.82
  1995/08/31      20903.77                    19850.37
  1995/09/30      21112.24                    19976.02
  1995/10/31      21361.32                    20266.47
  1995/11/30      21784.90                    20602.69
  1995/12/31      21978.22                    20800.68
  1996/01/31      22099.61                    20957.73
  1996/02/29      22049.86                    20816.26
  1996/03/31      21602.72                    20550.23
  1996/04/30      21515.33                    20492.07
  1996/05/31      21437.01                    20483.88
  1996/06/30      21689.23                    20706.95
  1996/07/31      21833.19                    20895.38
  1996/08/31      21882.96                    20890.37
  1996/09/30      22080.99                    21182.83
  1996/10/31      22303.04                    21422.41
  1996/11/30      22736.09                    21814.44
  1996/12/31      22658.10                    21722.82
  1997/01/31      22731.17                    21763.87
  1997/02/28      22964.72                    21963.67
  1997/03/31      22723.07                    21670.89
  1997/04/30      22905.99                    21852.28
  1997/05/31      23190.89                    22180.93
  1997/06/30      23492.41                    22417.16
  1997/07/31      24172.30                    23038.12
  1997/08/31      23959.18                    22822.25
  1997/09/30      24262.46                    23093.15
  1997/10/31      24409.44                    23241.64
IMATRL PRASUN   SHR__CHT 19971031 19971111 104958 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $24,413 - a 144.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,242 - a 132.42% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,

      1997                     1996   1995   1994   1993

DIVIDEND RETURN              6.01%   5.76%    6.71%    5.27%     6.49%

CAPITAL APPRECIATION RETURN  3.43%   -1.35%    5.88%   -11.30%    9.46%

TOTAL RETURN                 9.44%   4.41%    12.59%   -6.03%    15.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      5.33(CENTS)   31.98(CENTS)   67.26(CENTS)

ANNUALIZED DIVIDEND RATE                 5.19%         5.30%          5.67%

30-DAY ANNUALIZED YIELD                  4.49%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.02%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.09 over the past one month, $11.97 over the past six months, and $11.86 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the 30-day yield would have been 3.29%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds lagged their
taxable brethren for the 12 months
that ended October 31, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
overall municipal bond market -
returned 8.49%, while the Lehman
Brothers Aggregate Bond Index
- a barometer of the taxable bond
market - returned 8.89%.
Through much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and
high demand that led to rising
municipal bond prices. The
second half, however, saw a large
amount of new issuance come to
market, and while demand
remained strong, it took time for
investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months
of winter contrasted with what
many felt was an overheating
economy ripe for an inflation
appearance. In late March, the
Federal Reserve Board raised
short-term interest rates by
0.25%, and while this gesture was
anticipated by investors, the bond
markets nonetheless reacted
negatively. From April through
mid-September, though, market
conditions were friendly.
Favorable economic data soothed
concerns, and the Fed's reluctance
to cut rates further was another
positive influence. The muni
market was unable to continue its
momentum in late September and
October, however, as new bonds
continued to flood the muni bond
market and demand lessened.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the 12-month period that ended October 31, 1997, the fund's Institutional Class shares had a total return of 9.44%. To get a sense of how the fund did relative to its competitors, the high-yield municipal debt funds average returned 9.28%, according to Lipper Analytical Services. To gauge how the fund did relative to the general municipal market, the Lehman Brothers Municipal Bond Index returned 8.49% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY DURING THE PAST SIX MONTHS?
A. I continued to keep the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that I didn't buy or sell bonds based on where I thought interest rates were headed. Rather, I structured the fund to match the interest-rate sensitivity of the market for high-yield municipal bonds. In my view, the final weeks of the period served as a useful reminder that it isn't easy to predict the direction of interest rates - and ultimately bond yields and bond prices - with consistency over a long period of time. Few investors - including many professionals - anticipated that currency problems in Southeast Asia would take their toll on U.S. bond markets. Rather than spend time trying to anticipate such unforeseen events, I invested in those securities that I think will perform well given any market environment.
Q. WHICH BONDS PERFORMED WELL DURING THE PERIOD?
A. Thanks in part to the strength of its economy, New York City's bonds were some of the best-performing securities for the fund and the entire municipal market. Likewise, a strong economy and a credit-rating upgrade boosted the prices of many California bonds. Also, bonds rated Baa by Moody's Investors Services were some of the market's best performers. During the period, these lower-investment-grade bonds did better than higher-rated bonds and made a positive contribution to the fund's performance.
Q. THAT SAID, YOU PARED THE FUND'S HOLDINGS IN BAA-RATED BONDS. WHAT PROMPTED THAT MOVE?
A. I wanted to take advantage of these bonds' strong performance by locking in their gains. Furthermore, I felt that I wasn't sacrificing much in the way of additional yield by upgrading the portfolio and moving into more Aaa- and Aa-rated bonds. Generally speaking, the lower the quality of the bond, the more yield it pays. That's because a higher yield compensates investors for a greater amount of credit risk - that is, the risk that an issuer will default on its debt. In this case, I didn't feel that the yield for the lower-quality Baa-rated securities compensated investors for the additional risk.
Q. THE FUND'S LARGEST SECTOR CONCENTRATION AT THE END OF THE PERIOD - WHICH YOU BOOSTED BY ABOUT 7% OVER THE PAST SIX MONTHS - WAS IN GENERAL OBLIGATION BONDS (GOS). WHAT MADE THEM SO ATTRACTIVE DURING THE PERIOD?
A. GOs are municipal bonds backed by the taxing power of a city, county or state and are repaid by general revenues such as taxes. That's in contrast to revenue generated from a specific facility, such as a tunnel. Generally speaking, GOs tend to do well when the local economy is strong - as it has been over the past year in most areas of the country - because tax revenues rise from sources including increased personal income and corporate profits. I liked them because the economy continued to show broad-based strength. With the economy continuing to grow at a steady pace and tax revenues rising, GOs generally performed well during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Toward the end of the period, the bond markets became volatile in response to uncertainty created by currency and market instability in Southeast Asia. In my view, we're likely to see volatility hanging around until those problems are sorted through. As a result, I plan to continue to focus the fund in higher-quality securities, because I believe they will be able to weather problems better than their lower-quality counterparts.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.




(solid bullet)
(solid bullet)
FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF OCTOBER 31, 1997
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    IN THESE STATES
                              6 MONTHS AGO

NEW YORK       17.9           14.8

CALIFORNIA     9.5            11.1

COLORADO       5.7            5.0

PENNSYLVANIA   5.6            5.8

WASHINGTON     4.6            3.2

TOP FIVE SECTORS AS OF OCTOBER 31, 1997
                         % OF FUND'S    % OF FUND'S INVESTMENTS
                         INVESTMENTS    IN THESE SECTORS
                                        6 MONTHS AGO

GENERAL OBLIGATIONS      27.1           20.2

ELECTRIC REVENUE         15.9           16.1

HEALTH CARE              15.8           17.6

TRANSPORTATION           10.5           9.4

INDUSTRIAL DEVELOPMENT   7.9            12.2

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               6 MONTHS AGO

YEARS   13.2   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   6.9   6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 33.6
ROW: 1, COL: 2, VALUE: 24.2
ROW: 1, COL: 3, VALUE: 25.8
ROW: 1, COL: 4, VALUE: 2.3
ROW: 1, COL: 5, VALUE: 1.3
ROW: 1, COL: 6, VALUE: 10.2
ROW: 1, COL: 7, VALUE: 1.6
AAA 26.4%
AA, A 20.8%
BAA 29.2%
BA, B 4.2%
CAA, C 0.3%
NON-RATED 15.3%
SHORT-TERM
INVESTMENTS 3.8%
AAA 34.6%
AA, A 25.2%
BAA 26.8%
BA, B 1.3%
CAA, C 0.3%
NON-RATED 10.2%
SHORT-TERM
INVESTMENTS 1.6%
ROW: 1, COL: 1, VALUE: 26.4
ROW: 1, COL: 2, VALUE: 20.8
ROW: 1, COL: 3, VALUE: 28.2
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 1.3
ROW: 1, COL: 6, VALUE: 15.3
ROW: 1, COL: 7, VALUE: 3.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1997 AND APRIL 30, 1997 ACCOUNT FOR 4.3% AND 11.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.4%
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
ALABAMA - 1.0%
Shelby County Gen. Oblig. Series A,
7.70% 8/1/17  - $ 4,000,000 $ 4,430,000
ARIZONA - 0.7%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area Road Proj.)
Series A, 6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,410,500
Cochise County Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.) Series A,
6.75% 12/1/26  -  1,705,000  1,794,512
  3,205,012
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (g)  Aaa  1,315,000  1,379,106
CALIFORNIA - 9.5%
California Dept. Wtr. Resources Rev. (Ctr. Valley
Proj.) (Wtr. Sys.) Series J-2, 6.125% 12/1/13  Aa2  2,190,000
2,288,550
California Gen. Oblig. 6%, 10/1/09  A1  2,500,000  2,784,375
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Rfdg. Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  860,000  877,200
 Series B, 5.20% 8/1/26 (MBIA Insured) (g)  Aaa  1,025,000  1,045,500
 Series R, 6.15% 8/1/27 (MBIA Insured) (g)  Aaa  1,500,000  1,561,875
California Pub. Wks. Board Lease Rev. Rfdg.:
 (California Univ. Proj.) Series A
  5.50% 10/1/13  A  2,000,000  2,050,000
 (Dept. of Corrections State Prisons):
 Series A, 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,708,437
  Series D, 5.75% 9/1/06 (MBIA Insured)  Aaa  5,000,000  5,443,750
 (Various California State Univ. Projs.) Series A,
 5.50% 6/1/14  A1  1,500,000  1,550,625
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,719,375
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Series A,
6% 6/1/12 (MBIA Insured)  Aaa  2,000,000  2,115,000
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap. Appreciation)
Series A, 0% 1/1/14  Baa  2,000,000  802,500
Los Angeles County Ctfs. of Prtn.
(Cap. Appreciation) (Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  388,750
  0% 9/1/14  Baa1  7,260,000  2,740,650
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa $ 1,500,000 $ 1,638,750
Sacramento City Fing. Auth. Lease Rev.:
 (Cap. Appreciation) Series B, 0% 11/1/11
 (MBIA Insured)  Aaa  1,225,000  595,656
 Rfdg. Series A, 5.40% 11/1/20
 (AMBAC Insured)  Aaa  2,000,000  2,045,000
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Procter & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,100,000  1,109,944
  6.375% 7/1/10  BBB-  1,000,000  1,083,750
  6.50% 7/1/14  BBB-  3,800,000  4,108,750
  40,658,437
COLORADO - 5.7%
Colorado Health Facs. Auth. Rev.:
 Rfdg. (Rocky Mountain Adventist):
  6.625% 2/1/13  Baa2  6,900,000  7,322,625
  6.625% 2/1/22  Baa2  4,000,000  4,210,000
 (National Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,439,900
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
  0% 1/1/06 (MBIA Insured)  Aaa  1,405,000  962,425
  0% 1/1/08 (MBIA Insured)  Aaa  870,000  535,050
Denver City & County Arpt. Rev.:
 (Cap. Appreciation):
  Series A, 0% 11/15/02 (MBIA Insured) (g)  Aaa  2,115,000  1,684,069
  Series D, 0% 11/15/04 (MBIA Insured) (g)  Aaa  1,700,000  1,219,750
 Rfdg. Series D, 5% 11/15/98 (g)  Baa1  1,200,000  1,209,660
 Series A:
  6.60% 11/15/97 (g)  Baa1  1,000,000  1,000,740
  6.90% 11/15/98 (g)  Baa1  1,000,000  1,026,960
  8% 11/15/17 (g)  Baa1  1,000,000  1,020,950
  7.5% 11/15/23 (Pre-Refunded to
  11/15/04 @ 102) (g)(h)  Baa1  430,000  509,013
  7.5% 11/15/23 (g)  Baa1  2,070,000  2,367,562
  24,508,704
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CONNECTICUT - 4.2%
Connecticut Health & Edl. Facs. Auth. Rev.:
 (New Britain Mem. Hosp.) Series A:
  7.50% 7/1/06  BBB- $ 2,615,000 $ 2,863,425
  7.75% 7/1/22  BBB-  1,500,000  1,655,625
 (The Griffin Hosp.) Series A:
  6% 7/1/13  Baa2  1,810,000  1,848,462
  5.75% 7/1/23  Baa2  3,280,000  3,239,000
Connecticut Spl. Tax Oblig. Rev.
(Trans. Infrastructure):
  Series B, 5.80% 9/1/04  A1  2,000,000  2,147,500
  Series C, 5.50% 11/1/06 (FSA Insured)  Aaa  3,000,000  3,176,250
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A, 5.50% 1/1/20 (g)  A-  3,350,000  3,262,063
  18,192,325
DELAWARE - 0.9%
Delaware Trans. Auth. Sys. Rev. 6% 7/1/06
(AMBAC Insured)  Aaa  3,455,000  3,809,138
DISTRICT OF COLUMBIA - 1.8%
District of Columbia Gen. Oblig. Rfdg. Series A,
6% 6/1/07 (MBIA Insured)  Aaa  2,000,000  2,182,500
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  965,000  1,056,675
District of Columbia Redev. Land Agcy. Sport
Arena Spl. Tax Rev.:
  5.30% 11/1/99  Baa  1,700,000  1,710,625
  5.625% 11/1/10  Baa  705,000  715,575
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 5.95% 4/1/14 (MBIA Insured) (e)  Aaa  2,000,000  2,080,000
  7,745,375
FLORIDA - 0.8%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  600,000  653,250
Florida Mid-Bay Bridge Auth. Rev.
Series A, 7.50% 10/1/17  -  2,500,000  2,753,125
  3,406,375
GEORGIA - 0.9%
Georgia Gen. Oblig. Series C, 6.25% 8/1/09  Aaa  3,500,000  3,955,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
HAWAII - 2.5%
Hawaii Gen. Oblig. 6.25% 3/1/03
(FGIC Insured)  Aaa $ 10,000,000 $ 10,850,000
IDAHO - 0.1%
Boise Urban Renewal Agcy. Parking Rev. (Tax
Increment) Series A-C, 8.125% 9/1/15  BBB+  375,000  388,005
ILLINOIS - 4.4%
Chicago Board of Ed. (Chicago School Reform)
6.25% 12/1/09 (MBIA Insured)  Aaa  3,000,000  3,363,750
Chicago O'Hare Int'l. Arpt. Rev.:
 (Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  2,500,000  2,609,375
 Rfdg. (2nd Lien) (Gen. Arpt. Proj.) Series A:
  6.25% 1/1/09 (AMBAC Insured) (g)  Aaa  3,700,000  4,060,750
  6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,519,000
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.) 8.20% 12/1/24  Baa2  1,000,000
1,206,250
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)  Aaa  1,640,000  1,795,800
Illinois Edl. Facs. Auth. Rev. Rfdg. (DePaul Univ.)
6% 10/1/05 (AMBAC Insured)  Aaa  1,200,000  1,306,500
Illinois Health Facs. Auth. Rev.:
 (Covenant Retirement Commty.) Series A,
 7.60% 12/1/12  A-  750,000  837,187
 (Memorial Hosp.):
  7.125% 5/1/10  BBB  1,000,000  1,066,250
  7.25% 5/1/22  BBB  1,000,000  1,066,250
  18,831,112
INDIANA - 0.2%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  1,000,000  1,086,250
KENTUCKY - 2.8%
Kenton County Arpt. Board Arpt. Rev.:
 (Cincinnati/Northern Kentucky Int'l.)
 Series A, 6% 3/1/05 (MBIA Insured) (g)  Aaa  5,570,000  5,994,712
 (Spl. Facs. Delta Air Lines, Inc.) 7.80% 12/1/15  Ba2  3,500,000
3,753,750
 Series A, 7.50% 2/1/20 (g)  Baa3  2,000,000  2,215,000
  11,963,462
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
MARYLAND - 1.2%
Maryland Health & Higher Edl. Facs. Auth. Rev.:
 Rfdg. (Good Samaritan Hosp.) 5.75% 7/1/13  A1 $ 2,680,000 $ 2,830,750
 (Johns Hopkins Univ.) 6% 7/1/10 (e)  Aa2  2,000,000  2,182,500
  5,013,250
MASSACHUSETTS - 4.0%
Massachusetts Bay Trans. Auth. 5.625% 3/1/26  A1  5,875,000  5,992,500
Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Fairview Extended Care) Series A, 10.25% 1/1/21
 (Pre-Refunded to 1/1/01 @ 103) (h)  -  5,000,000  6,000,000
 (New England Med. Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  500,000  498,125
Massachusetts Ind. Fin. Agcy. Rev.
 (Atlanticare Med. Ctr.) Series B, 10.125%
 11/1/14  -  700,000  749,000
 (Emerson College) Series A, 8.90% 1/1/18  -  1,000,000  1,107,500
 (Massachusetts Biomedical) (Cap. Appreciation):
  Series A-2:
   0% 8/1/08  -  800,000  464,000
   0% 8/1/10  -  4,500,000  2,300,625
  17,111,750
MICHIGAN - 1.7%
Detroit Hosp. Fin. Auth. Hosp. Facs. Rev. Rfdg.
(Michigan Health Care Corp. Proj.)
10% 12/1/20 (b)  C  6,680,000  1,202,400
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.)
7.80% 7/1/14  Baa1  700,000  759,500
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 10% 3/1/20 (b)  -  150,000  375
Michigan Strategic Fund Ltd. Oblig. Rev.
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20
 (Pre-Refunded to 5/15/00 @ 102) (h)  Aaa  600,000  679,500
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (b)  -  2,075,000  373,500
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa3  2,310,000  2,552,550
Tawas City Hosp. Fin. Auth. Hosp. Rev. (St. Joseph
Hosp. Proj.) Series A, 8.50% 3/15/12  -  1,875,000  1,930,894
  7,498,719
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
MINNESOTA - 1.9%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Health Care Sys. Rev. Rfdg. (Healthspan
Health Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)  Aaa $ 2,500,000 $ 2,331,250
Minnesota Hsg. Fin. Hsg. Agcy. (Single Family Mtg.)
Series D, 6.40% 7/1/15 (g)  Aa2  2,000,000  2,110,000
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.) Series A, 9.75% 11/1/17
(Pre-Refunded to 11/1/97 @ 102) (h)  Baa  380,000  387,600
Western Minnesota Muni. Pwr. Agcy. Rev. Rfdg.
Series A, 6.25% 1/1/06 (AMBAC Insured)  Aaa  3,000,000  3,367,500
  8,196,350
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Sr. Rev. Rfdg.
Series 1990-A, 9.25% 3/1/12 (FGIC Insured)  Aaa  235,000  253,212
MISSOURI - 0.4%
St. Louis Reg'l. Convention & Sports Complex
Auth. Series C:
  7.90% 8/15/21 (Pre-Refunded to
  8/15/03 @ 100) (h)  Aaa  1,485,000  1,759,725
  7.90% 8/15/21  -  65,000  71,988
  1,831,713
NEBRASKA - 1.4%
Nebraska Pub. Pwr. Dist. Rev.:
 (Elec. Sys.) Series A, 6% 1/1/06  A1  1,500,000  1,606,875
 Rfdg. (Pwr. Supply Sys.) Series C, 5% 1/1/17  A1  4,590,000
4,343,288
  5,950,163
NEVADA - 0.6%
Las Vegas Downtown Redev. Agcy. Tax
Increment Rev. (Fremont Proj.) Series A:
  6% 6/15/10  BBB+  1,500,000  1,524,375
  6.10% 6/15/14  BBB+  1,000,000  1,030,000
  2,554,375
NEW HAMPSHIRE - 0.8%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  490,000  524,913
  (Riverwoods at Exeter):
   8% 3/1/01  -  750,000  769,125
   9% 3/1/23  -  1,830,000  2,253,188
  3,547,226
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW JERSEY - 1.5%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. Rfdg.
(Stolt Term. Proj.) 10.50% 1/15/18  - $ 60,000 $ 62,397
New Jersey Trans. Trust Fund Auth. Rfdg.
Series A, 5.50% 6/15/11 (MBIA Insured)  Aaa  4,000,000  4,165,000
Passaic County Util. Auth. Solid Waste Disp. Rev.
Rfdg. (Cap. Appreciation) 0% 3/1/02
(MBIA Insured)  Aaa  2,500,000  2,071,875
  6,299,272
NEW MEXICO - 2.0%
Albuquerque Arpt. Rev. Rfdg.:
 6.75% 7/1/11 (AMBAC Insured) (g)  Aaa  1,805,000  2,080,263
 6.70% 7/1/18 (AMBAC Insured) (g)  Aaa  3,970,000  4,421,588
New Mexico Edl. Assistance Foundation Student
Loan Rev. Series B, 5.25% 4/1/05
(AMBAC Insured) (g)  Aaa  1,935,000  1,966,444
  8,468,295
NEW YORK - 17.9%
New York City Gen. Oblig.:
 Rfdg. Series A, 7% 8/1/03  Baa1  2,000,000  2,235,000
 Rfdg. Series B, 6.75% 8/15/03  Baa1  2,000,000  2,212,500
 Rfdg. Until. Tax Series E, 6.50% 2/15/04
 (FGIC Insured)  Aaa  1,500,000  1,668,750
 Series B:
  7.50% 2/1/02  Baa1  2,000,000  2,225,000
  5.70% 8/15/02  Baa1  1,165,000  1,221,794
 Series D, 5.50% 2/15/04  Baa1  5,000,000  5,206,250
 Series H:
  6.875% 2/1/02 (Escrowed to Maturity) (h)  Aaa  400,000  440,500
  6.875% 2/1/02  Baa1  1,300,000  1,415,375
New York City Ind. Dev. Auth. Ind. Dev. Rev.:
 (Japan Airlines Co. Ltd. Proj.) Series 91,
 6% 11/1/15 (FSA Insured) LOC Morgan
 Guaranty Trust Co. (g)  Aaa  1,000,000  1,062,500
 (Terminal One Group Assoc. Proj.)
 5.90% 1/1/06 (g)  A  8,680,000  9,255,050
New York Metropolitan Trans. Commission Auth.:
 5% 7/1/02 (e)  Baa1  2,370,000  2,396,900
 5% 7/1/03 (e)  Baa1  2,490,000  2,506,932
 5.50% 7/1/07 (e)  Baa1  2,645,000  2,702,423
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Muni. Assistance Corp. Rfdg.
Series H, 6% 7/1/05  Aa2 $ 6,500,000 $ 7,117,500
New York State Dorm. Auth. Rev.:
 (City Univ. Sys. Consolidated) Series A,
 5.70% 7/1/05  Baa1  3,000,000  3,168,750
 Rfdg. (State Univ. Edl. Facs.):
  Series A, 5.50% 5/15/05  A3  2,750,000  2,890,938
  Series B, 5.50% 5/15/08  A3  12,150,000  12,818,250
New York State Local Gov't. Assistance Corp.
Rfdg. Series C, 5.50% 4/1/17  A3  7,500,000  7,659,375
New York State Thruway Auth. Gen. Rev.
(Spl. Oblig.) (Cap. Appreciation) Series A,
0% 1/1/04  BBB  4,000,000  2,915,000
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges):
  5.90% 4/1/07  Baa1  2,000,000  2,125,000
  6% 1/1/11 (Pre-Refunded to
  11/1/01 @ 100) (h)  Baa1  2,445,000  2,570,305
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sub-Lien) 6% 6/1/17 (MBIA Insured)  Aaa  1,000,000  1,112,500
  76,926,592
NORTH CAROLINA - 2.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys.
Rev. Rfdg.:
  Series A, 5.50% 1/1/05 (MBIA Insured)  Aaa  4,000,000  4,230,000
  Series B, 7.25% 1/1/07  Baa1  1,000,000  1,156,250
  Series C:
   5.125% 1/1/03  Baa1  2,000,000  2,027,500
   5.25% 1/1/04  Baa1  1,365,000  1,390,594
North Carolina Muni. Pwr. Agcy. #1
Catawba Elec. Rev. Rfdg.:
  5.75% 1/1/02  A3  1,750,000  1,820,000
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,912,500
  12,536,844
OHIO - 2.7%
Gateway Econ. Dev. Corp. (Greater Cleveland
Stadiums) Series 1990, 6.50% 9/15/14 (g)  -  3,000,000  3,120,000
Marion County Hosp. Impt. Rev. Rfdg.
(Commty. Hosp. Proj.) 5.60% 5/15/01  BBB+  1,000,000  1,025,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Control Loan Fund):
  State Matching Series, 6.50% 1/1/04
  (MBIA Insured)  Aaa $ 1,835,000 $ 2,068,962
  Wtr. Quality Series, 5.625% 6/1/06
  (MBIA Insured)  Aaa  2,000,000  2,152,500
Student Loan Rfdg. Corp. Cincinnati Student
Loan Rev. Series B, 8.875% 8/1/08 (g)  -  2,910,000  3,091,875
  11,458,337
OKLAHOMA - 1.0%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  4,000,000  4,455,000
PENNSYLVANIA - 5.6%
Allegheny County Ind. Dev. Auth. Rev. (1st. Mtg.
YMCA Pittsburgh Proj.) Series 1990,
8.75% 03/1/10  -  355,000  390,500
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A  3,000,000  3,048,750
Cumberland County Muni. Auth. Rev. Rfdg.:
 (Carlisle Hosp. & Health) 6.80% 11/15/14  Baa2  3,250,000  3,505,938
 (Carlisle Hosp. & Health) 6.80% 11/15/23  Baa2  1,000,000  1,073,750
Delaware County Auth. Rev. (1st. Mtg. Riddle
Village Proj.):
  Series 1992, 8.75% 6/1/10 (Pre-Refunded
  to 6/1/02 @ 102) (h)  Aaa  2,870,000  3,440,413
  7% 6/1/00 (Escrowed to Maturity) (h)  Aaa  1,000,000  1,022,380
  8.25% 6/1/22 (Escrowed to Maturity) (h)  Aaa  2,250,000  2,764,688
  9.25% 6/1/22 (Pre-Refunded to
  6/1/02 @ 102) (h)  Aaa  2,905,000  3,544,100
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Fac.) Series A,
6.10% 7/1/13  Baa1  1,900,000  2,009,250
Montgomery County Health & Edl. Facs. Rev.
(United Hosp. Proj.):
  8.10% 11/1/97 (Escrowed to Maturity) (h)  Baa1  35,000  35,000
  7% 11/1/06 (Pre-Refunded to
  11/1/97 @ 102) (h)  Baa1  120,000  120,000
  8.50% 11/1/17 (Pre-Refunded to
  11/1/97 @ 102) (h)  Baa1  525,000  535,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev.
5.80% 7/1/09 (AMBAC Insured)  Aaa $ 1,345,000 $ 1,469,412
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Graduate Health Sys. Oblig.
Group) 7.25% 7/1/18  Ba2  1,100,000  1,193,500
  24,153,181
RHODE ISLAND - 1.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (g)  Aaa  4,000,000  4,760,000
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Elec. Agcy. Elec. Rev. Rfdg.
Series A, 6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,886,500
TENNESSEE - 0.2%
Metropolitan Gov't Nashville & Davidson County
Elec. Rev. (Cap. Appreciation) Series A,
0% 5/15/06 (MBIA Insured)  Aaa  1,000,000  671,250
TEXAS - 4.5%
Brazos River Auth. Poll. Cont. Rev.
(Texas Utils. Elec. Co.) Series A,
9.25% 3/1/18 (g)  Baa2  1,300,000  1,346,319
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/09
(PSF Guaranteed)  Aaa  750,000  426,562
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (American Airlines, Inc.)
7.50% 11/1/25 (g)  Baa2  6,000,000  6,547,500
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/04
(PSF Guaranteed)  Aaa  1,845,000  1,383,750
Plano Independent School Dist. 6% 2/15/03 Aaa 4,510,000 4,853,887 Texas Pub. Fin. Auth. Series A, 5% 10/1/14 Aa2 5,000,000 4,912,500
  19,470,518
UTAH - 2.9%
Intermountain Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg.:
  Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa  1,000,000  1,152,500
  Series B:
   5.75% 7/1/16 (MBIA Insured)  Aaa  2,500,000  2,575,000
   6% 7/1/16 (MBIA Insured)  Aaa  7,000,000  7,428,750
  Series D, 5% 7/1/21 (MBIA Insured)  Aaa  1,200,000  1,150,500
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  280,937
  12,587,687
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
VIRGINIA - 3.2%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
  9.25% 11/1/04  - $ 1,000,000 $ 1,108,750
  8.75% 11/1/24  -  8,500,000  9,222,500
Virginia Pub. School Auth. Series B,
6.50% 8/1/15  Aa2  3,000,000  3,277,500
  13,608,750
WASHINGTON - 4.6%
King County Gen. Oblig. Series D,
5.75%, 12/1/11  Aa1  3,990,000  4,269,300
Washington Pub. Pwr. Supply Sys.:
 Nuclear Proj. #2 Rev. 5.40% 7/1/12  Aa1  14,000,000  14,105,000
 Nuclear Proj. #3 Rev. Rfdg. Series B, 7%
 7/1/05 (FGIC Insured) (f)  Aaa  1,150,000  1,229,062
  19,603,362
TOTAL MUNICIPAL BONDS
(Cost $407,962,800)  $ 423,250,647
CASH EQUIVALENTS- 1.6%
  SHARES
Municipal Central Cash Fund (c)(d)
(Cost $6,701,398)   6,701,398  6,701,398
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $414,664,198)  $ 429,952,045
FUTURES CONTRACTS
 EXPIRATION  UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/ (LOSS)
Purchased
95 U.S. Treasury Bond Futures Dec. 1997 $ 11,254,531 $ 32,838
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%.
LEGEND
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
5. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
6. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
7. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
8. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the security pledged amounted to $261,844.
9. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
10. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 59.1% AAA, AA, A 57.9%
Baa 21.4% BBB  25.4%
Ba 1.3% BB  0.0%
B 0.0% B  0.6%
Caa 0.0% CCC  0.0%
Ca, C 0.3% CC, C  0.0%
  D  0.3%
The percentage not rated by Moody's or S&P amounted to 10.2%. FMR has determined that unrated debt securities that are lower quality account for 4.3% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  27.1%
Electric Revenue  15.9
Health Care  15.8
Transportation  10.5
Industrial Development  7.9
Escrowed/Pre-refunded  6.0
Special Tax  5.9
Others (individually less than 5%)   10.9
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $414,664,198. Net unrealized appreciation aggregated $15,287,847, of which $23,032,967 related to appreciated investment securities and $7,745,120 related to depreciated investment securities.
The fund hereby designates approximately $198,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At October 31, 1997, the fund had a capital loss carryforward of approximately $16,425,000 of which $2,646,000, $7,511,000 and
$6,268,000 will expire on October 31, 2002, 2003 and 2004 ,
respectively.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 18.9% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $414,664,198) -                   $ 429,952,045
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                             17,530,753

INTEREST RECEIVABLE                                                         7,605,709

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                         24,886

OTHER RECEIVABLES                                                           5,107

 TOTAL ASSETS                                                               455,118,500

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 3,186,713
REGULAR DELIVERY

 DELAYED DELIVERY                                             11,764,735

PAYABLE FOR FUND SHARES REDEEMED                              707,200

DISTRIBUTIONS PAYABLE                                         715,599

ACCRUED MANAGEMENT FEE                                        144,422

OTHER PAYABLES AND ACCRUED EXPENSES                           234,614

 TOTAL LIABILITIES                                                          16,753,283

NET ASSETS                                                                 $ 438,365,217

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 440,429,453

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          (17,384,921)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   15,320,685

NET ASSETS                                                                 $ 438,365,217


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $12.15
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
($3,754,762 (DIVIDED BY) 309,028 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.15)             $12.76

CLASS T:                                                           $12.15
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
($392,074,970 (DIVIDED BY) 32,257,701 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.15)             $12.59

CLASS B:                                                           $12.13
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($41,024,326 (DIVIDED BY) 3,382,815 SHARES) A

INSTITUTIONAL CLASS:                                               $12.12
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE ($1,511,159 (DIVIDED BY) 124,669 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                          $ 27,699,948

EXPENSES

MANAGEMENT FEE                                             $ 1,826,656

TRANSFER AGENT FEES                                         850,499

DISTRIBUTION FEES                                           1,423,974

ACCOUNTING FEES AND EXPENSES                                191,896

NON-INTERESTED TRUSTEES' COMPENSATION                       3,084

CUSTODIAN FEES AND EXPENSES                                 29,733

REGISTRATION FEES                                           73,673

AUDIT                                                       43,905

LEGAL                                                       5,869

MISCELLANEOUS                                               13,048

 TOTAL EXPENSES BEFORE REDUCTIONS                           4,462,337

 EXPENSE REDUCTIONS                                         (38,563)      4,423,774

NET INTEREST INCOME                                                       23,276,174

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      898,167

 FUTURES CONTRACTS                                          84,152        982,319

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      14,836,543

 FUTURES CONTRACTS                                          32,838        14,869,381

NET GAIN (LOSS)                                                           15,851,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 39,127,874
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 23,276,174    $ 32,576,734
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  982,319         (5,991,620)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      14,869,381      (1,724,709)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           39,127,874      24,860,405
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (24,140,139)    (31,712,769)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                          (86,644)        -

 TOTAL DISTRIBUTIONS                                       (24,226,783)    (31,712,769)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (97,485,396)    (69,878,601)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (82,584,305)    (76,730,965)

NET ASSETS

 BEGINNING OF PERIOD                                       520,949,522     597,680,487

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 438,365,217   $ 520,949,522
INCOME OF $0 AND $863,965, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996 H

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.740                  $ 11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .583 F                    .105 F, G

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .445                      .109 E

 TOTAL FROM INVESTMENT OPERATIONS                      1.028                     .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.616) G                  (.104)

 IN EXCESS OF NET INTEREST INCOME                      (.002) I                  -

 TOTAL DISTRIBUTIONS                                   (.618)                    (.104)

NET ASSET VALUE, END OF PERIOD                        $ 12.150                  $ 11.740

TOTAL RETURN B, C                                      9.02%                     1.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 3,755                   $ 202

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%                      .90% A,
                                                      D                          D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.87%                     5.73% A

PORTFOLIO TURNOVER RATE                                36%                       49%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996         1995        1994 C      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 11.760                  $ 11.880     $ 11.220    $ 12.720    $ 11.650
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME                .597 D                    .677 D, E    .700        .689        .710

 NET REALIZED AND UNREALIZED        .407                      (.136)       .660        (1.430)     1.100
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              1.004                     .541         1.360       (.741)      1.810
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.612) E                  (.661)       (.700)      (.689)      (.710)

 IN EXCESS OF NET                   (.002) B                  -            -           -           -
 INTEREST INCOME

 FROM NET REALIZED GAIN             -                         -            -           (.060)      (.030)

 IN EXCESS OF NET REALIZED GAIN     -                         -            -           (.010)      -

 TOTAL DISTRIBUTIONS                (.614)                    (.661)       (.700)      (.759)      (.740)

NET ASSET VALUE, END OF PERIOD     $ 12.150                  $ 11.760     $ 11.880    $ 11.220    $ 12.720

TOTAL RETURN A                      8.89%                     4.68%        12.50%      (6.03)%     15.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 392,075                 $ 480,432    $ 565,131   $ 544,422   $ 497,575
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .89%                      .89%         .91%        .89%        .92%
NET ASSETS

RATIO OF NET INTEREST INCOME TO     5.04%                     5.74%        6.06%       5.78%       5.59%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             36%                       49%          37%         38%         27%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
FINANCIAL HIGHLIGHTS - CLASS B

                                            YEARS ENDED OCTOBER 31,

                                            1997                      1996         1995       1994 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 11.740                  $ 11.860     $ 11.210   $ 11.610

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                         .515 E                    .596 E, F    .612       .188

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .416                      (.136)       .650       (.400)

 TOTAL FROM INVESTMENT OPERATIONS            .931                      .460         1.262      (.212)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                    (.539) F                  (.580)       (.612)     (.188)

 IN EXCESS OF NET INTEREST INCOME            (.002) H                  -            -          -

 TOTAL DISTRIBUTION                          (.541)                    (.580)       (.612)     (.188)

NET ASSET VALUE, END OF PERIOD              $ 12.130                  $ 11.740     $ 11.860   $ 11.210

TOTAL RETURN B, C                            8.15%                     3.98%        11.57%     (1.86)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 41,024                  $ 39,389     $ 32,395   $ 9,968

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.56%                     1.57%        1.86% D    2.09% A

RATIO OF NET INTEREST INCOME TO AVERAGE      4.35%                     5.06%        5.18%      4.58% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      36%                       49%          37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996         1995 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.720                  $ 11.880     $ 11.700

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .609 E                    .707 E, F    .232

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .464                      (.197)       .180

 TOTAL FROM INVESTMENT OPERATIONS                      1.073                     .510         .412

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.671) F                  (.670)       (.232)

 IN EXCESS OF NET INTEREST INCOME                      (.002) H                  -            -

 TOTAL DISTRIBUTIONS                                   (.673)                    (.670)       (.232)

NET ASSET VALUE, END OF PERIOD                        $ 12.120                  $ 11.720     $ 11.880

TOTAL RETURN B, C                                      9.44%                     4.41%        3.55%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,511                   $ 927        $ 154

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75% D                    .75% D       .75% A,
                                                                                             D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.11%                     5.88%        5.89% A

PORTFOLIO TURNOVER RATE                                36%                       49%          37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS). NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




28. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Income Fund (formerly Fidelity Advisor High Income Municipal Fund) (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discounts, losses deferred due to wash sales and futures.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
29. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income in the accompanying financial statements. DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY SECURITIES - CONTINUED
a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts and options to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
30. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $163,740,525 and $270,077,248, respectively.
The market value of futures contracts opened and closed during the period amounted to $58,934,461 and $47,796,920, respectively.
31. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets
 .
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 2,810       $ 2,810

CLASS T     1,062,341     1,062,341

CLASS B     358,823       99,673

           $ 1,423,974   $ 1,164,824

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 57,657    $ 43,008

CLASS T     173,689     121,043

CLASS B     174,350     0*

           $ 405,696   $ 164,051

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        AMOUNT      % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                 $ 3,890     .21

CLASS T                  772,501    .18

CLASS B                  71,281     .18

INSTITUTIONAL CLASS      2,827      .26

                        $ 850,499

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
32. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 23,575

INSTITUTIONAL CLASS    .75%           12,852

                                     $ 36,427

5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into an arrangement with its each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T expenses were reduced by $2,136 under this arrangement.
33. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996 A

CLASS A

FROM NET INVESTMENT INCOME         $ 94,032                  $ 1,272

IN EXCESS OF NET INTEREST INCOME    40                        -

TOTAL                              $ 94,072                  $ 1,272

CLASS T

FROM NET INVESTMENT INCOME         $ 22,160,320              $ 29,846,407

IN EXCESS OF NET INTEREST INCOME    79,597                    -

TOTAL                              $ 22,239,917              $ 29,846,407

CLASS B

FROM NET INVESTMENT INCOME         $ 1,825,294               $ 1,818,282

IN EXCESS OF NET INTEREST INCOME    6,838                     -

TOTAL                              $ 1,832,132               $ 1,818,282

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME         $ 60,493                  $ 46,808

IN EXCESS OF NET INTEREST INCOME    169                       -

TOTAL                              $ 60,662                  $ 46,808

                                   $ 24,226,783              $ 31,712,769

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
34. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,       OCTOBER 31,

                                 1997            1996 A          1997              1996 A



CLASS A                                                          $ 3,663,457       $ 218,730
SHARES SOLD                      307,664         18,733

REINVESTMENT OF DISTRIBUTIONS
                                 3,770           78              45,120            910

SHARES REDEEMED                   (19,585)        (1,632)         (234,062)         (19,114)

NET INCREASE (DECREASE)           291,849         17,179         $ 3,474,515       $ 200,526

CLASS T                                                          $ 26,303,589      $ 77,377,354
SHARES SOLD                      2,221,421       6,539,718

REINVESTMENT OF DISTRIBUTIONS
                                 1,143,394       1,597,120       13,582,690        18,850,193

SHARES REDEEMED                   (11,972,642)    (14,847,912)    (141,705,601)     (174,513,587)

NET INCREASE (DECREASE)           (8,607,827)     (6,711,074)    $ (101,819,322)   $ (78,286,040)

CLASS B                                                          $ 8,459,000       $ 14,098,773
SHARES SOLD                      713,815         1,193,226

REINVESTMENT OF DISTRIBUTIONS
                                 90,487          95,237          1,073,258         1,121,011

SHARES REDEEMED                   (777,996)       (664,327)       (9,216,485)       (7,798,479)

NET INCREASE (DECREASE)           26,306          624,136        $ 315,773         $ 7,421,305

INSTITUTIONAL CLASS                                              $ 1,278,313       $ 1,653,013
SHARES SOLD                      107,503         140,918

REINVESTMENT OF DISTRIBUTIONS
                                 3,746           3,139           44,614            36,744

SHARES REDEEMED                   (65,730)        (77,867)        (779,289)         (904,149)

NET INCREASE (DECREASE)           45,519          66,190         $ 543,638         $ 785,608


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
35. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,962

CLASS T                 19,643

CLASS B                 13,308

INSTITUTIONAL CLASS     13,760

                       $ 73,673

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Municipal Income Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Municipal Income Fund (formerly Fidelity Advisor High Income Municipal Fund), including the schedule of portfolio investments, as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Municipal Income Fund as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 15, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
NEW YORK MUNICIPAL INCOME
FUND - CLASS A, CLASS T AND CLASS B

ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                15   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       18   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              19   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    31   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    38   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Effective August 1, 1997, the maximum sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                      PAST 1   LIFE OF
                                                    YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS A         8.09%    19.30%

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS A         2.95%    13.63%
 (INCL. MAX. 4.75% SALES CHARGE)

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR                9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE               8.04%    N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class A's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                PAST 1   LIFE OF
                                              YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS A   8.09%    8.36%

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS A   2.95%    5.99%
 (INCL. MAX. 4.75% SALES CHARGE)

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR          9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE         8.04%    N/A

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971110 120855 S00000000000001
             FA NY Muni Inc -CL A        LB Municipal Bond
             00259                       LB015
  1995/08/31       9525.00                    10000.00
  1995/09/30       9558.27                    10063.30
  1995/10/31       9731.25                    10209.62
  1995/11/30       9903.07                    10379.00
  1995/12/31      10013.90                    10478.74
  1996/01/31      10087.40                    10557.85
  1996/02/29       9998.18                    10486.59
  1996/03/31       9844.08                    10352.57
  1996/04/30       9802.57                    10323.27
  1996/05/31       9800.59                    10319.14
  1996/06/30       9922.59                    10431.52
  1996/07/31      10017.05                    10526.45
  1996/08/31       9976.11                    10523.92
  1996/09/30      10124.68                    10671.25
  1996/10/31      10240.23                    10791.95
  1996/11/30      10433.13                    10989.44
  1996/12/31      10363.95                    10943.28
  1997/01/31      10363.73                    10963.97
  1997/02/28      10458.66                    11064.62
  1997/03/31      10309.04                    10917.12
  1997/04/30      10397.83                    11008.50
  1997/05/31      10578.03                    11174.07
  1997/06/30      10687.18                    11293.07
  1997/07/31      11009.95                    11605.89
  1997/08/31      10877.23                    11497.14
  1997/09/30      11007.53                    11633.61
  1997/10/31      11068.58                    11708.42
IMATRL PRASUN   SHR__CHT 19971031 19971110 120857 R00000000000029
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class A on August 31, 1995, shortly after the fund started, and the current maximum 4.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $11,072 - a 10.72% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,708 - a 17.08% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,         AUGUST 21, 1995
                                      (COMMENCEMENT
                                      OF OPERATIONS) TO

      1997         1996         OCTOBER 31, 1995

DIVIDEND RETURN               4.64%   4.36%   0.85%

CAPITAL APPRECIATION RETURN   3.45%   0.87%   4.00%

TOTAL RETURN                  8.09%   5.23%   4.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.97(CENTS)   23.40(CENTS)   46.47(CENTS)

ANNUALIZED DIVIDEND RATE                 4.35%         4.35%          4.40%

30-DAY ANNUALIZED YIELD                  4.09%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.20%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.75 over the past one month, $10.66 over the past six months and $10.55 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 43.21% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and the tax-equivalent yield would have been 3.06% and 5.39%, respectively. FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                      PAST 1   LIFE OF
                                                    YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T         8.18%    19.27%

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T         4.40%    15.10%
 (INCL. MAX. 3.50% SALES CHARGE)

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR                9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE               8.04%    N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class T's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                      PAST 1   LIFE OF
                                                    YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T         8.18%    8.35%

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T         4.40%    6.61%
 (INCL. MAX. 3.50% SALES CHARGE)

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR                9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE               8.04%    N/A

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971110 121233 S00000000000001
             FA NY Muni Inc -CL T        LB Municipal Bond
             00611                       LB015
  1995/08/31       9650.00                    10000.00
  1995/09/30       9683.70                    10063.30
  1995/10/31       9858.95                    10209.62
  1995/11/30      10033.03                    10379.00
  1995/12/31      10145.31                    10478.74
  1996/01/31      10219.79                    10557.85
  1996/02/29      10129.39                    10486.59
  1996/03/31       9973.27                    10352.57
  1996/04/30       9931.22                    10323.27
  1996/05/31       9929.21                    10319.14
  1996/06/30      10052.81                    10431.52
  1996/07/31      10148.51                    10526.45
  1996/08/31      10107.03                    10523.92
  1996/09/30      10270.22                    10671.25
  1996/10/31      10366.77                    10791.95
  1996/11/30      10571.27                    10989.44
  1996/12/31      10500.22                    10943.28
  1997/01/31      10509.13                    10963.97
  1997/02/28      10604.65                    11064.62
  1997/03/31      10442.11                    10917.12
  1997/04/30      10531.18                    11008.50
  1997/05/31      10712.81                    11174.07
  1997/06/30      10822.44                    11293.07
  1997/07/31      11148.35                    11605.89
  1997/08/31      11013.05                    11497.14
  1997/09/30      11154.27                    11633.61
  1997/10/31      11215.14                    11708.42
IMATRL PRASUN   SHR__CHT 19971031 19971110 121235 R00000000000029
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class T on August 31, 1995, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $11,215 - a 12.15% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,708 - a 17.08% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,         AUGUST 21, 1995
                                      (COMMENCEMENT
                                      OF OPERATIONS) TO

      1997         1996         OCTOBER 31, 1995

DIVIDEND RETURN               4.54%   4.38%   0.85%

CAPITAL APPRECIATION RETURN   3.64%   0.77%   4.00%

TOTAL RETURN                  8.18%   5.15%   4.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELDS

PERIODS ENDED OCTOBER 31, 1997           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.88(CENTS)   22.85(CENTS)   45.41(CENTS)

ANNUALIZED DIVIDEND RATE                 4.25%         4.25%          4.30%

30-DAY ANNUALIZED YIELD                  3.98%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.01%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.76 over the past one month, $10.67 over the past six months, and $10.56 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 43.21% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and the tax-equivalent yield would have been 3.10% and 5.46%, respectively. FIDELITY ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Class B's contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                      PAST 1   LIFE OF
                                                    YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B         7.49%    17.51%

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B         2.49%    14.51%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR                9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE               8.04%    N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class B's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 93 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                      PAST 1   LIFE OF
                                                    YEAR     FUND

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B         7.49%    7.62%

ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B         2.49%    6.36%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS NEW YORK 4 PLUS YEAR                9.60%    N/A
 MUNICIPAL BOND INDEX

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE               8.04%    N/A

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971110 121035 S00000000000001
             FA NY Muni Inc -CL B        LB Municipal Bond
             00612                       LB015
  1995/08/31      10000.00                    10000.00
  1995/09/30      10031.16                    10063.30
  1995/10/31      10198.60                    10209.62
  1995/11/30      10382.57                    10379.00
  1995/12/31      10481.89                    10478.74
  1996/01/31      10553.22                    10557.85
  1996/02/29      10464.34                    10486.59
  1996/03/31      10297.37                    10352.57
  1996/04/30      10238.77                    10323.27
  1996/05/31      10231.09                    10319.14
  1996/06/30      10353.23                    10431.52
  1996/07/31      10446.47                    10526.45
  1996/08/31      10397.80                    10523.92
  1996/09/30      10560.15                    10671.25
  1996/10/31      10653.60                    10791.95
  1996/11/30      10858.23                    10989.44
  1996/12/31      10779.27                    10943.28
  1997/01/31      10782.45                    10963.97
  1997/02/28      10875.14                    11064.62
  1997/03/31      10702.33                    10917.12
  1997/04/30      10798.39                    11008.50
  1997/05/31      10968.11                    11174.07
  1997/06/30      11074.55                    11293.07
  1997/07/31      11402.08                    11605.89
  1997/08/31      11267.76                    11497.14
  1997/09/30      11395.69                    11633.61
  1997/10/31      11451.57                    11708.42
IMATRL PRASUN   SHR__CHT 19971031 19971110 121036 R00000000000029
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor New York Municipal Income Fund - Class B on August 31, 1995, shortly after the fund started. As the chart shows, by October 31, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $11,452 - a 14.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,708 - a 17.08% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,          AUGUST 21, 1995
                                       (COMMENCEMENT
                                       OF OPERATIONS) TO

      1997         1996         OCTOBER 31, 1995

DIVIDEND RETURN               3.84%   3.69%   0.75%

CAPITAL APPRECIATION RETURN   3.65%   0.77%   3.90%

TOTAL RETURN                  7.49%   4.46%   4.65%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELDS

PERIODS ENDED OCTOBER 31, 1997           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.28(CENTS)   19.33(CENTS)   38.52(CENTS)

ANNUALIZED DIVIDEND RATE                 3.59%         3.60%          3.65%

30-DAY ANNUALIZED YIELD                  3.45%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.08%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.75 over the past one month, $10.66 over the past six months, and $10.55 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 43.21% combined effective 1997 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and the tax-equivalent yield would have been 1.53% and 2.69%, respectively. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds lagged their
taxable brethren for the 12 months
that ended October 31, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
overall municipal bond market -
returned 8.49%, while the Lehman
Brothers Aggregate Bond Index -
a barometer of the taxable bond
market - returned 8.89%.
Through much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and
high demand that led to rising
municipal bond prices. The second
half, however, saw a large amount
of new issuance come to market,
and while demand remained
strong, it took time for investors to
become acclimated to this new
supply. In the interim, muni bond
prices fell. The cold months of
winter contrasted with what many
felt was an overheating economy
ripe for an inflation appearance. In
late March, the Federal Reserve
Board raised short-term interest
rates by 0.25%, and while this
gesture was anticipated by
investors, the bond markets
nonetheless reacted negatively.
From April through mid-September,
though, market conditions were
friendly. Favorable economic data
soothed concerns, and the Fed's
reluctance to cut rates further was
another positive influence. The muni
market was unable to continue its
momentum in late September and
October, however, as new bonds
continued to flood the muni bond
market and demand lessened.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund
Q. NORM, HOW DID THE FUND PERFORM?
A. For the 12 months that ended October 31, 1997, the fund's Class A, Class T and Class B shares generated returns of 8.09%, 8.18% and 7.49%, respectively. To compare the fund's performance to that of its peer group, the New York municipal debt funds average had a return of 8.04%, according to Lipper Analytical Services. To gauge how the fund did relative to the overall New York municipal market, the Lehman Brothers New York 4 Plus Year Municipal Bond Index returned 9.60%.
Q. WHY DID THE FUND LAG THE LEHMAN BROTHERS INDEX?
A. Because throughout the past six months, the fund had a much lighter weighting in New York City bonds than the index. Thanks in part to the strength of its economy, New York City bonds were some of the best-performing securities in the entire national municipal market. Since I try to avoid having the fund's performance overly dependent on the fortunes of one issuer, I kept the fund's exposure to New York City bonds at about half the size of the index.
Q. YET THE FUND WAS ABLE TO KEEP PACE WITH THE AVERAGE FUND OF ITS TYPE DURING THE PERIOD. WHICH OF THE FUND'S HOLDINGS HELPED PERFORMANCE?
A. Non-callable bonds - which can't be redeemed by their issuers before maturity - were some of the fund's best performers. Falling interest rates can prompt municipal issuers to refinance their older, more expensive debt if current rates are lower than the rate they're paying. Having a fair amount of "call protection" by owning non-callable bonds was an advantage during the summer and fall when interest rates were falling. I was able to hold onto these securities even when bond yields were falling. Furthermore, the prices of many of the fund's non-callable bonds rose as demand for them increased.
Q. WHAT OTHER FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. Some opportunistic trading in and out of state-appropriated bonds was beneficial for the fund. The state set a dubious record by issuing its budget more than 100 days later than scheduled. Because the state was constrained from issuing new state-appropriated debt during the prolonged budget process, the existing supply of these high-yielding bonds wasn't adequate to meet the demand for them. As a result, prices for state-appropriated bonds generally rose. Not only did the fund benefit from their rising prices in the summer and autumn, but it also was helped by their high yields. When these bonds started to look rich
- or expensive relative to their historical value and to other bonds in the market - I sold some to lock in gains. More recently, the state began issuing a fair amount of state-appropriated debt, so supply increased and prices generally fell. I used this as an opportunity to add more state-appropriated bonds at what I believed were attractive prices.
Q. WHICH SECTORS DID YOU FAVOR AND WHY? WHICH DID YOU AVOID?
A. General obligation bonds (GOs) made up the largest sector concentration of the fund at the end of the period, as well as the largest sector of the New York municipal bond market as a whole. GOs are municipal bonds backed by the full faith and credit - which includes the taxing power - of a city, county or state, and are repaid by general revenues such as taxes. That's in contrast to revenue generated from a specific facility such as a tunnel. Generally speaking, GOs tend to do well when the local economy is strong - as it has been over the past year - because tax revenues rise as a function of increased personal income, corporate profits and other sources. On the other hand, I generally avoided electric utility bonds. There are still plenty of unanswered questions concerning the bailout of Long Island Lighting Company. That, coupled with the uncertainty surrounding the possible deregulation of the electric utility industry in the state, has cast somewhat of a pall over the performance of electric bonds.
Q. WHAT'S YOUR OUTLOOK?
A. As always, the direction of interest rates will be the primary factor determining the performance of municipal bonds. At present, it doesn't appear that the market has any firm conviction about whether interest rates will rise or fall. Many observers argue that recent economic and fiscal problems in Southeast Asia ultimately will slow the U.S. economy enough to ward off future interest rate hikes. Others argue that the economy is still strong enough to prompt the Federal Reserve Board to raise interest rates as a guard against runaway inflation. As for municipal bonds, there are several factors working in their favor. First, they currently are priced attractively compared to U.S. Treasuries. And, for a number of reasons, the beginning of a new year often brings on more demand for municipals. That's positive because strong demand could help municipal bond prices.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.




(solid bullet)
(solid bullet)
FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   46.7           49.4

WATER & SEWER        13.7           14.3

SPECIAL TAX          10.3           10.9

TRANSPORTATION       9.6            10.1

EDUCATION            7.0            5.0

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               6 MONTHS AGO

YEARS   14.6   13.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   7.5   7.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 35.5
ROW: 1, COL: 2, VALUE: 33.1
ROW: 1, COL: 3, VALUE: 29.0
ROW: 1, COL: 4, VALUE: 2.4
AAA 35.1%
AA, A 32.5%
BAA 31.1%
SHORT-TERM
INVESTMENTS 1.3%
AAA 35.5%
AA, A 33.1%
BAA 29.0%
SHORT-TERM
INVESTMENTS 2.4%
ROW: 1, COL: 1, VALUE: 35.1
ROW: 1, COL: 2, VALUE: 32.0
ROW: 1, COL: 3, VALUE: 31.1
ROW: 1, COL: 4, VALUE: 1.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.6%
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - 96.4%
Albany County Gen. Oblig.
5.75% 6/1/09 (FGIC Insured) (e)  Aaa $ 200,000 $ 211,750
Brookhaven Gen. Oblig.
5.375% 10/1/05 (FGIC Insured)  Aaa  205,000  216,782
Erie County Gen. Oblig.
Series B, 5.60% 6/15/10 (FGIC Insured)  Aaa  100,000  105,250
Metropolitan Trans. Auth. (Commuter Facs.)
5.40% 7/1/10 (d)  Baa1  100,000  99,108
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  420,000
Monroe County Pub. Impt.:
6.50% 6/1/04  Aa  100,000  111,625
 5.25% 6/1/08 (FGIC Insured)  Aaa  100,000  103,625
Monroe Woodbury Central School Dist.
5.625% 5/15/24 (MBIA Insured)  Aaa  100,000  101,625
Nassau County Rfdg. (Combined Swr. Dist.)
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  230,000  237,475
New York City Gen. Oblig.:
Rfdg. Series B, 6.20% 8/15/06  Baa1  90,000  98,213
 Series A-1, 6.50% 8/1/16  Baa1  200,000  214,250
  Series B, 5.875%, 8/15/13  Baa1  200,000  207,000
 Series C, 6.40% 8/1/03  Baa1  150,000  162,375
 Series D, 6% 2/15/16  Baa1  275,000  284,969
 Series E, 6% 8/1/26  Baa1  150,000  154,500
 Series I, 6.125% 4/15/11  Baa1  150,000  159,563
New York City Muni. Assistance Corp.:
Rfdg. Series E, 6% 7/1/05  Aa2  300,000  328,500
 Series G, 5.50% 7/1/04  Aa2  50,000  53,063
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev.:
 Series A, 6% 6/15/25  A2  275,000  286,688
  Series B:
  5.875% 6/15/26  A2  200,000  207,000
    5.50% 6/15/27 (MBIA Insured)  Aaa  50,000  50,250
New York City Trust Cultural Resources Rev.
(American Museum of Natural History)
Series B, 5.65% 4/1/22 (MBIA Insured)  Aaa  150,000  153,938
New York State Dorm. Auth. Lease Rev. Rfdg.
(State Univ. Dorm. Facs.) Series A:
 6% 7/1/03 (AMBAC Insured)  Aaa  150,000  162,188
   5.30% 7/1/24 (AMBAC Insured)  Aaa  100,000  98,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.:
(Consolidated City Univ. Sys.)
 2nd Series A, 5.75% 7/1/07  Baa1 $ 450,000 $ 477,000
 (Strong Memorial Hosp.) 5.10% 7/1/04  A1  100,000  102,625
 Rfdg.:
 (FIT Student Hsg. Corp.)
  5.75% 7/1/05 (AMBAC Insured)  Aaa  125,000  134,219
  (Ithaca College)
  5.25% 7/1/26 (AMBAC Insured)  Aaa  100,000  98,875
 (State Univ. Edl. Facs.)
  Series A:
   6.50% 5/15/05  A3  200,000  223,000
   6.50% 5/15/06  A3  100,000  112,375
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1  100,000  106,000
New York State Envir. Facs. Corp. Poll. Cont. Rev.
(State Wtr. Revolving Fund Pooled Loan):
 Series B, 5.90% 11/15/14  Aaa  150,000  156,938
  Series D, 6.40% 11/15/06  Aaa  100,000  113,250
New York State Local Gov't. Assistance Corp.:
Series A, 6% 4/1/24  A3  255,000  264,563
  Series B, 6% 4/1/18  A3  225,000  232,313
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.)
Series A, 7.25% 11/1/11 (MBIA Insured)  Aaa  100,000  109,625
New York State Mtg. Agcy. Rev.
(Homeowner Mtg.):
 Rfdg. Series 60, 6.05% 4/1/26 (c)  Aaa  100,000  104,125
   Series 49, 5.85% 10/1/17  Aa2  100,000  103,125
  5.50% 4/1/19 (AMBAC Insured) (c)  Aaa  100,000  100,250
New York State Pwr. Auth. Rev. & Gen. Purpose
Rfdg. Series CC, 5.125% 1/1/11  Aa2  200,000  204,500
New York State Thruway Auth. Hwy. &
Bridge Trust Fund Series B:
 6% 4/1/03 (AMBAC Insured)  Aaa  210,000  227,325
   6% 4/1/04 (MBIA Insured)  Aaa  100,000  109,125
New York State Urban Dev. Corp. Rev. Rfdg.
(State Facs.) 5.75% 4/1/11  Baa1  185,000  194,713
Shelter Island Unified Free School Dist.
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  180,400
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sub-Lien) 6% 6/1/17 (MBIA Insured)  Aaa  100,000  111,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
Syracuse Gen. Oblig. Series D, 7.70% 12/1/99
(MBIA Insured)  Aaa $ 120,000 $ 128,400
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purpose) Series Y, 6% 1/1/12  Aa  340,000  375,700
  8,197,933
NEW YORK & NEW JERSEY - 1.2%
New York & New Jersey Port Auth. Consolidated
85th Series, 5.375% 3/1/28  A1  100,000  102,250

TOTAL MUNICIPAL BONDS
(Cost $7,924,773)   8,300,183
MUNICIPAL NOTES - 2.4%
NEW YORK - 2.4%
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev. (Niagara Mohawk Pwr. Proj.)
Series 1988-A, 3.95%,
LOC Morgan Guaranty Trust Co.,
VRDN (b)(c) (Cost $200,000)  A-1  200,000  200,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $8,124,773)  $ 8,500,183
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
1 Municipal Bond Future Contract   Dec. 97 $ 121,743 $ (100)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.4%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
6. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,587.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 68.6% AAA, AA, A 66.1%
Baa 29.0% BBB  29.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  46.7%
Water and Sewer   13.7
Special Tax  10.3
Transportation  9.6
Education  7.0
Others (individually less than 5%)   12.7
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31,1997, the aggregate cost of investment securities for income tax purposes was $8,124,773. Net unrealized appreciation aggregated $375,410, of which $377,565 related to appreciated investment securities and $2,155 related to depreciated investment securities.
The fund hereby designates approximately $2,346 as a capital gain dividend for the purpose of the dividend paid deduction.
During fiscal year ended October 31,1997, 100% of the fund's income dividends was free from federal income tax, and 3.12% of the fund's income dividends was subject to the federal alternative minimum tax. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $8,124,773) - SEE               $ 8,500,183
ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                       129,536

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                 5,844

 TOTAL ASSETS                                                             8,635,563

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                     $ 25,377

PAYABLE FOR INVESTMENTS PURCHASED                              99,108
DELAYED DELIVERY

PAYABLE FOR FUND SHARES REDEEMED                               3,000

DISTRIBUTIONS PAYABLE                                          6,889

DISTRIBUTION FEES PAYABLE                                      3,372

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS               125

OTHER PAYABLES AND ACCRUED EXPENSES                            26,643

 TOTAL LIABILITIES                                                        164,514

NET ASSETS                                                               $ 8,471,049

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 8,073,478

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     22,261
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 375,310

NET ASSETS                                                               $ 8,471,049


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.79
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($138,035 (DIVIDED BY) 12,792 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $10.79)             $11.33

CLASS T:                                                           $10.80
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,062,666 (DIVIDED BY) 376,283 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.80)             $11.19

CLASS B:                                                           $10.79
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($3,490,366 (DIVIDED BY) 323,573 SHARES) A

INSTITUTIONAL CLASS:                                               $10.80
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($779,982 (DIVIDED BY) 72,198 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSETS LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                         $ 427,570

EXPENSES

MANAGEMENT FEE                                             $ 31,669

TRANSFER AGENT FEES                                         15,707

DISTRIBUTION FEES                                           37,286

ACCOUNTING FEES AND EXPENSES                                60,768

NON-INTERESTED TRUSTEES' COMPENSATION                       45

CUSTODIAN FEES AND EXPENSES                                 1,563

REGISTRATION FEES                                           77,471

AUDIT                                                       35,292

LEGAL                                                       6,172

MISCELLANEOUS                                               273

 TOTAL EXPENSES BEFORE REDUCTIONS                           266,246

 EXPENSE REDUCTIONS                                         (167,684)    98,562

NET INTEREST INCOME                                                      329,008

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      22,285

 FUTURES CONTRACTS                                          6,382        28,667

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      270,508

 FUTURES CONTRACTS                                          (1,363)      269,145

NET GAIN (LOSS)                                                          297,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 626,820
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED    YEAR ENDED
                                                         OCTOBER 31,   OCTOBER 31,
                                                         1997          1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 329,008     $ 252,837
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 28,667        39,120

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     269,145       5,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          626,820       297,334
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (329,008)     (252,837)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (43,520)      -

 TOTAL DISTRIBUTIONS                                      (372,528)     (252,837)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              826,818       3,469,707

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,081,110     3,514,204

NET ASSETS

 BEGINNING OF PERIOD                                      7,389,939     3,875,735

 END OF PERIOD                                           $ 8,471,049   $ 7,389,939


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED OCTOBER 31,

      1997                      1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.490   $ 10.290

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .465       .072

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .360       .200

 TOTAL FROM INVESTMENT OPERATIONS                      .825       .272

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.465)     (.072)

 FROM NET REALIZED GAIN                                (.060)     -

 TOTAL DISTRIBUTIONS                                   (.525)     (.072)

NET ASSET VALUE, END OF PERIOD                        $ 10.790   $ 10.490

TOTAL RETURN B, C                                      8.09%      2.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 138      $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% D     .90% A,
                                                                 D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.37%      4.43% A

PORTFOLIO TURNOVER RATE                                16%        17%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD SEPTEMBER 3,1996 (COMMENCEMENT OF SALE OF CLASS A
SHARES) TO OCTOBER 31, 1996.
FINANCIAL HIGHLIGHTS CLASS - T

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996       1995 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.480                  $ 10.400   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .454                      .444       .084

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .380                      .080       .400

 TOTAL FROM INVESTMENT OPERATIONS                      .834                      .524       .484

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.454)                    (.444)     (.084)

 FROM NET REALIZED GAIN                                (.060)                    -          -

 TOTAL DISTRIBUTIONS                                   (.514)                    (.444)     (.084)

NET ASSET VALUE, END OF PERIOD                        $ 10.800                  $ 10.480   $ 10.400

TOTAL RETURN B, C                                      8.18%                     5.15%      4.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 4,063                   $ 4,125    $ 2,033

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.00% D                   1.00% D    1.00% A,
                                                                                           D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          1.00%                     .97% E     1.00% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.27%                     4.30%      4.16% A

PORTFOLIO TURNOVER RATE                                16%                       17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
FINANCIAL HIGHLIGHTS CLASS - B
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.470   $ 10.390   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .385       .375       .074

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .380       .080       .390

 TOTAL FROM INVESTMENT OPERATIONS                         .765       .455       .464

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                 (.385)     (.375)     (.074)

 FROM NET REALIZED GAIN                                   (.060)     -          -

 TOTAL DISTRIBUTIONS                                      (.445)     (.375)     (.074)

NET ASSET VALUE, END OF PERIOD                           $ 10.790   $ 10.470   $ 10.390

TOTAL RETURN B, C                                         7.49%      4.46%      4.65%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,490    $ 2,445    $ 1,161

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65% D    1.66% D    1.75% A,
                                                                               D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.65%      1.62% E    1.75% A
REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        3.60%      3.62%      3.52% A

PORTFOLIO TURNOVER RATE                                   16%        17%        0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD AUGUST 21,1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED OCTOBER 31,

      1997                      1996   1995 F


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.470   $ 10.400   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .481       .468       .095

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .390       .070       .400

 TOTAL FROM INVESTMENT OPERATIONS                         .871       .538       .495

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                 (.481)     (.468)     (.095)

 FROM NET REALIZED GAIN                                   (.060)     -          -

 TOTAL DISTRIBUTIONS                                      (.541)     (.468)     (.095)

NET ASSET VALUE, END OF PERIOD                           $ 10.800   $ 10.470   $ 10.400

TOTAL RETURN B, C                                         8.55%      5.28%      4.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 780      $ 718      $ 683

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75% D     .75% D     .75% A,
                                                                                D

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .75%       .68% E     .75% A
REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.53%      4.53%      4.75% A

PORTFOLIO TURNOVER RATE                                   16%        17%        0%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




36. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series V(the trust) and is authorized to issue an unlimited number of shares. Effective November 1, 1997, the fund was closed to new and existing accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for certain futures and options transactions, market discount and excise tax regulation.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
37. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
38. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,291,722 and $1,277,172, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,250,132 and $1,368,781 respectively.
39. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Manangement and Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 249      $ 249

CLASS T     10,671     10,671

CLASS B     26,366     8,086

           $ 37,286   $ 19,006

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,685    $ 375

CLASS T     9,627      6,295

CLASS B     21,032     0 *

           $ 32,344   $ 6,670

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE
 SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 UMB        $ 745      .45

CLASS T                 UMB         8,127     .19

CLASS B                 UMB         5,577     .19

INSTITUTIONAL CLASS     UMB         1,258     .17

                                   $ 15,707

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
40. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                 .90%         $ 36,360

CLASS T                1.00%          61,998

CLASS B                1.65%          46,461

INSTITUTIONAL CLASS     .75%          22,851

                                     $ 167,670

5. EXPENSE REDUCTIONS  - CONTINUED
Effective January 1, 1998, FMR has voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
 CLASS A  2.15%
 CLASS T  2.25%
 CLASS B  2.90%
 INSTITUTIONAL CLASS  2.00%
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $14 under this arrangement.
41. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 29% of the total outstanding shares of the fund.
42. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED OCTOBER 31,

                            1997                      1996 A

CLASS A

FROM NET INTEREST INCOME    $ 7,257                   $ 707

FROM NET REALIZED GAIN       588                       -

TOTAL                       $ 7,845                   $ 707

CLASS T

FROM NET INTEREST INCOME    $ 182,406                 $ 150,521

FROM NET REALIZED GAIN       24,294                    -

TOTAL                       $ 206,700                 $ 150,521

CLASS B

FROM NET INTEREST INCOME    $ 105,678                 $ 70,019

FROM NET REALIZED GAIN       14,507                    -

TOTAL                       $ 120,185                 $ 70,019

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 33,667                  $ 31,590

FROM NET REALIZED GAIN       4,131                     -

TOTAL                       $ 37,798                  $ 31,590

TOTAL                       $ 372,528                 $ 252,837

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
43. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                                DOLLARS

                                 YEARS ENDED OCTOBER 31,               YEARS ENDED OCTOBER 31,

                                 1997                      1996 A      1997                      1996 A



CLASS A                           9,337                     9,691      $ 98,503                  $ 99,722
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     725                       67          7,654                     699

SHARES REDEEMED                   (7,028)                   -           (75,752)                  -

NET INCREASE (DECREASE)           3,034                     9,758      $ 30,405                  $ 100,421

CLASS T                           78,019                    226,391    $ 820,626                 $ 2,359,874
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     16,282                    11,198      171,954                   116,533

SHARES REDEEMED                   (111,522)                 (39,533)    (1,179,190)               (411,400)

NET INCREASE (DECREASE)           (17,221)                  198,056    $ (186,610)               $ 2,065,007

CLASS B                           150,679                   133,150    $ 1,590,916               $ 1,388,144
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     6,611                     4,418       69,774                    45,991

SHARES REDEEMED                   (67,182)                  (15,772)    (715,664)                 (161,162)

NET INCREASE (DECREASE)           90,108                    121,796    $ 945,026                 $ 1,272,973

INSTITUTIONAL CLASS               409                       -          $ 4,300                   $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     3,592                     3,003       37,977                    31,306

SHARES REDEEMED                   (409)                     -           (4,280)                   -

NET INCREASE (DECREASE)           3,592                     3,003      $ 37,997                  $ 31,306


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
44. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 33,973

CLASS T                 14,464

CLASS B                 14,270

INSTITUTIONAL CLASS     14,764

                       $ 77,471

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor New York Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 15, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/8/97 12/5/97 $.04
Class T 12/8/97 12/5/97 $.04
Class B 12/8/97 12/5/97 $.04







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Thomas D. Maher, Assistant Vice President
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Intitutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
MUNICIPAL INCOME FUND
(FORMERLY FIDELITY ADVISOR
HIGH INCOME MUNICIPAL FUND) - CLASS A, CLASS T AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                15   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       18   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              19   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     31   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    39   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    46   THE AUDITORS' OPINION.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME - CLASS A             9.02%    39.63%   143.16%

ADVISOR MUNICIPAL INCOME - CLASS A             3.84%    32.99%   131.61%
 (INCL. MAX. 4.75% SALES CHARGE)

LEHMAN BROTHERS MUNICIPAL BOND INDEX           8.49%    43.70%   132.42%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE        9.28%    42.76%   124.43%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997            PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME - CLASS A        9.02%    6.90%    9.29%

ADVISOR MUNICIPAL INCOME - CLASS A        3.84%    5.87%    8.76%
 (INCL. MAX. 4.75% SALES CHARGE)

LEHMAN BROTHERS MUNICIPAL BOND INDEX      8.49%    7.52%    8.80%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE   9.28%    7.37%    8.36%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971111 104533 S00000000000001
             FA High Inc Muni -CL A      LB Municipal Bond
             00257                       LB015
  1987/10/31       9525.00                    10000.00
  1987/11/30       9686.59                    10261.10
  1987/12/31       9852.53                    10409.99
  1988/01/31      10214.89                    10780.79
  1988/02/29      10328.18                    10894.75
  1988/03/31      10208.43                    10768.37
  1988/04/30      10258.51                    10850.21
  1988/05/31      10309.85                    10818.85
  1988/06/30      10501.95                    10977.13
  1988/07/31      10535.40                    11048.70
  1988/08/31      10571.34                    11058.42
  1988/09/30      10732.45                    11258.58
  1988/10/31      10879.09                    11456.73
  1988/11/30      10890.84                    11351.79
  1988/12/31      11015.40                    11467.92
  1989/01/31      11154.11                    11705.07
  1989/02/28      11165.30                    11571.52
  1989/03/31      11251.22                    11543.86
  1989/04/30      11508.33                    11817.91
  1989/05/31      11696.35                    12063.37
  1989/06/30      11830.32                    12227.19
  1989/07/31      11934.10                    12393.60
  1989/08/31      12026.42                    12272.27
  1989/09/30      12062.68                    12235.70
  1989/10/31      12190.04                    12385.34
  1989/11/30      12340.11                    12602.08
  1989/12/31      12457.43                    12705.17
  1990/01/31      12477.08                    12645.07
  1990/02/28      12566.50                    12757.62
  1990/03/31      12645.34                    12761.44
  1990/04/30      12529.68                    12669.05
  1990/05/31      12786.45                    12945.62
  1990/06/30      12937.10                    13059.41
  1990/07/31      13136.64                    13251.38
  1990/08/31      13048.00                    13058.97
  1990/09/30      13140.78                    13066.41
  1990/10/31      13321.20                    13303.44
  1990/11/30      13651.73                    13570.97
  1990/12/31      13738.82                    13630.00
  1991/01/31      13898.71                    13812.92
  1991/02/28      14005.58                    13933.09
  1991/03/31      14087.92                    13938.11
  1991/04/30      14317.31                    14123.48
  1991/05/31      14494.29                    14249.04
  1991/06/30      14528.02                    14234.94
  1991/07/31      14715.87                    14408.32
  1991/08/31      14848.77                    14598.07
  1991/09/30      15022.94                    14788.14
  1991/10/31      15189.41                    14921.24
  1991/11/30      15246.55                    14962.87
  1991/12/31      15412.36                    15283.97
  1992/01/31      15583.21                    15318.82
  1992/02/29      15667.87                    15323.72
  1992/03/31      15746.48                    15329.39
  1992/04/30      15888.59                    15465.82
  1992/05/31      16031.12                    15647.85
  1992/06/30      16250.94                    15910.42
  1992/07/31      16816.81                    16387.42
  1992/08/31      16686.59                    16227.64
  1992/09/30      16790.72                    16333.77
  1992/10/31      16588.09                    16173.21
  1992/11/30      16920.55                    16462.87
  1992/12/31      17124.55                    16630.96
  1993/01/31      17414.21                    16824.37
  1993/02/28      18029.12                    17432.91
  1993/03/31      17841.07                    17248.65
  1993/04/30      18030.27                    17422.68
  1993/05/31      18179.58                    17520.60
  1993/06/30      18471.05                    17813.02
  1993/07/31      18484.77                    17836.35
  1993/08/31      18960.86                    18207.71
  1993/09/30      19223.42                    18415.09
  1993/10/31      19233.73                    18450.63
  1993/11/30      19045.76                    18288.08
  1993/12/31      19485.56                    18674.15
  1994/01/31      19712.46                    18887.40
  1994/02/28      19191.45                    18398.22
  1994/03/31      18168.49                    17649.04
  1994/04/30      18289.04                    17798.71
  1994/05/31      18397.20                    17953.02
  1994/06/30      18329.46                    17843.33
  1994/07/31      18660.10                    18170.40
  1994/08/31      18689.41                    18233.27
  1994/09/30      18396.64                    17965.60
  1994/10/31      18074.15                    17646.53
  1994/11/30      17493.07                    17327.49
  1994/12/31      17917.04                    17708.86
  1995/01/31      18522.32                    18214.98
  1995/02/28      19021.38                    18744.67
  1995/03/31      19121.39                    18960.05
  1995/04/30      19184.25                    18982.42
  1995/05/31      19798.16                    19588.15
  1995/06/30      19642.86                    19417.74
  1995/07/31      19706.85                    19601.82
  1995/08/31      19906.21                    19850.37
  1995/09/30      20066.74                    19976.02
  1995/10/31      20333.86                    20266.47
  1995/11/30      20717.64                    20602.69
  1995/12/31      20900.56                    20800.68
  1996/01/31      21014.57                    20957.73
  1996/02/29      20982.02                    20816.26
  1996/03/31      20538.68                    20550.23
  1996/04/30      20456.63                    20492.07
  1996/05/31      20432.51                    20483.88
  1996/06/30      20670.53                    20706.95
  1996/07/31      20805.63                    20895.38
  1996/08/31      20850.92                    20890.37
  1996/09/30      21027.31                    21182.83
  1996/10/31      21234.85                    21422.41
  1996/11/30      21605.87                    21814.44
  1996/12/31      21525.64                    21722.82
  1997/01/31      21622.89                    21763.87
  1997/02/28      21816.49                    21963.67
  1997/03/31      21575.81                    21670.89
  1997/04/30      21757.48                    21852.28
  1997/05/31      22017.23                    22180.93
  1997/06/30      22293.29                    22417.16
  1997/07/31      22929.78                    23038.12
  1997/08/31      22720.38                    22822.25
  1997/09/30      23019.22                    23093.15
  1997/10/31      23160.87                    23241.64
IMATRL PRASUN   SHR__CHT 19971031 19971111 104536 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on October 31, 1987 and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $23,161 - a 131.61% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,242 - a 132.42% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,

      1997                    1996   1995   1994   1993

DIVIDEND RETURN             5.51%   5.61%     6.62%    5.27%     6.49%

CAPITAL APPRECIATION RETURN 3.51%    -1.18%    5.88%   -11.30%    9.46%

TOTAL RETURN                9.02%   4.43%     12.50%   -6.03%    15.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.94(CENTS)   29.32(CENTS)   61.83(CENTS)

ANNUALIZED DIVIDEND RATE                 4.80%         4.85%          5.20%

30-DAY ANNUALIZED YIELD                  4.14%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.47%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.12 over the past one month, $11.99 over the past six months and $11.88 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current maximum 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the 30-day yield would have been 2.89%.
FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 year total return would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                 PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME - CLASS T             8.89%    39.73%   143.34%

ADVISOR MUNICIPAL INCOME - CLASS T             5.08%    34.84%   134.83%
 (INCL. MAX. 3.50% SALES CHARGE)

LEHMAN BROTHERS MUNICIPAL BOND INDEX           8.49%    43.70%   132.42%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE        9.28%    42.76%   124.43%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997            PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME - CLASS T        8.89%    6.92%    9.30%

ADVISOR MUNICIPAL INCOME - CLASS T        5.08%    6.16%    8.91%
 (INCL. MAX. 3.50% SALES CHARGE)

LEHMAN BROTHERS MUNICIPAL BOND INDEX      8.49%    7.52%    8.80%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE   9.28%    7.37%    8.36%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971111 105000 S00000000000001
             FA High Inc Muni -CL T      LB Municipal Bond
             00169                       LB015
  1987/10/31       9650.00                    10000.00
  1987/11/30       9813.71                    10261.10
  1987/12/31       9981.83                    10409.99
  1988/01/31      10348.94                    10780.79
  1988/02/29      10463.72                    10894.75
  1988/03/31      10342.40                    10768.37
  1988/04/30      10393.13                    10850.21
  1988/05/31      10445.14                    10818.85
  1988/06/30      10639.77                    10977.13
  1988/07/31      10673.66                    11048.70
  1988/08/31      10710.07                    11058.42
  1988/09/30      10873.30                    11258.58
  1988/10/31      11021.86                    11456.73
  1988/11/30      11033.77                    11351.79
  1988/12/31      11159.96                    11467.92
  1989/01/31      11300.49                    11705.07
  1989/02/28      11311.82                    11571.52
  1989/03/31      11398.87                    11543.86
  1989/04/30      11659.36                    11817.91
  1989/05/31      11849.85                    12063.37
  1989/06/30      11985.57                    12227.19
  1989/07/31      12090.72                    12393.60
  1989/08/31      12184.24                    12272.27
  1989/09/30      12220.99                    12235.70
  1989/10/31      12350.01                    12385.34
  1989/11/30      12502.05                    12602.08
  1989/12/31      12620.91                    12705.17
  1990/01/31      12640.82                    12645.07
  1990/02/28      12731.42                    12757.62
  1990/03/31      12811.29                    12761.44
  1990/04/30      12694.11                    12669.05
  1990/05/31      12954.25                    12945.62
  1990/06/30      13106.88                    13059.41
  1990/07/31      13309.04                    13251.38
  1990/08/31      13219.23                    13058.97
  1990/09/30      13313.23                    13066.41
  1990/10/31      13496.01                    13303.44
  1990/11/30      13830.88                    13570.97
  1990/12/31      13919.12                    13630.00
  1991/01/31      14081.11                    13812.92
  1991/02/28      14189.38                    13933.09
  1991/03/31      14272.80                    13938.11
  1991/04/30      14505.20                    14123.48
  1991/05/31      14684.50                    14249.04
  1991/06/30      14718.68                    14234.94
  1991/07/31      14909.00                    14408.32
  1991/08/31      15043.64                    14598.07
  1991/09/30      15220.09                    14788.14
  1991/10/31      15388.75                    14921.24
  1991/11/30      15446.63                    14962.87
  1991/12/31      15614.63                    15283.97
  1992/01/31      15787.71                    15318.82
  1992/02/29      15873.49                    15323.72
  1992/03/31      15953.12                    15329.39
  1992/04/30      16097.10                    15465.82
  1992/05/31      16241.51                    15647.85
  1992/06/30      16464.21                    15910.42
  1992/07/31      17037.50                    16387.42
  1992/08/31      16905.57                    16227.64
  1992/09/30      17011.07                    16333.77
  1992/10/31      16805.78                    16173.21
  1992/11/30      17142.60                    16462.87
  1992/12/31      17349.29                    16630.96
  1993/01/31      17642.74                    16824.37
  1993/02/28      18265.72                    17432.91
  1993/03/31      18075.21                    17248.65
  1993/04/30      18266.89                    17422.68
  1993/05/31      18418.16                    17520.60
  1993/06/30      18713.45                    17813.02
  1993/07/31      18727.35                    17836.35
  1993/08/31      19209.69                    18207.71
  1993/09/30      19475.70                    18415.09
  1993/10/31      19486.14                    18450.63
  1993/11/30      19295.70                    18288.08
  1993/12/31      19741.27                    18674.15
  1994/01/31      19971.15                    18887.40
  1994/02/28      19443.31                    18398.22
  1994/03/31      18406.92                    17649.04
  1994/04/30      18529.05                    17798.71
  1994/05/31      18638.63                    17953.02
  1994/06/30      18570.01                    17843.33
  1994/07/31      18904.98                    18170.40
  1994/08/31      18934.68                    18233.27
  1994/09/30      18638.07                    17965.60
  1994/10/31      18311.34                    17646.53
  1994/11/30      17722.64                    17327.49
  1994/12/31      18152.17                    17708.86
  1995/01/31      18765.40                    18214.98
  1995/02/28      19271.01                    18744.67
  1995/03/31      19372.33                    18960.05
  1995/04/30      19436.01                    18982.42
  1995/05/31      20057.98                    19588.15
  1995/06/30      19900.64                    19417.74
  1995/07/31      19965.47                    19601.82
  1995/08/31      20167.44                    19850.37
  1995/09/30      20330.08                    19976.02
  1995/10/31      20600.71                    20266.47
  1995/11/30      20989.52                    20602.69
  1995/12/31      21174.85                    20800.68
  1996/01/31      21290.35                    20957.73
  1996/02/29      21257.38                    20816.26
  1996/03/31      20808.22                    20550.23
  1996/04/30      20725.09                    20492.07
  1996/05/31      20700.65                    20483.88
  1996/06/30      20941.80                    20706.95
  1996/07/31      21078.67                    20895.38
  1996/08/31      21124.55                    20890.37
  1996/09/30      21314.12                    21182.83
  1996/10/31      21564.86                    21422.41
  1996/11/30      21883.53                    21814.44
  1996/12/31      21799.40                    21722.82
  1997/01/31      21897.25                    21763.87
  1997/02/28      22111.48                    21963.67
  1997/03/31      21868.02                    21670.89
  1997/04/30      22051.60                    21852.28
  1997/05/31      22314.66                    22180.93
  1997/06/30      22594.01                    22417.16
  1997/07/31      23238.52                    23038.12
  1997/08/31      23045.73                    22822.25
  1997/09/30      23329.43                    23093.15
  1997/10/31      23482.52                    23241.64
IMATRL PRASUN   SHR__CHT 19971031 19971111 105002 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on October 31, 1987 and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1997, the value of the investment would have grown to $23,483 - a 134.83% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,242 - a 132.42% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,

      1997                     1996   1995   1994   1993

DIVIDEND RETURN              5.47%   5.69%     6.62%    5.27%     6.49%

CAPITAL APPRECIATION RETURN  3.42%    -1.01%    5.88%   -11.30%    9.46%

TOTAL RETURN                 8.89%   4.68%     12.50%   -6.03%    15.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.96(CENTS)   29.30(CENTS)   61.45(CENTS)

ANNUALIZED DIVIDEND RATE                 4.82%         4.84%          5.18%

30-DAY ANNUALIZED YIELD                  4.18%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.53%         -              -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.12 over the past one month, $12.00 over the past six months and $11.87 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90%
12b-1/shareholder service fee (1.00% prior to January 1, 1996).
Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class
B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                   PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME - CLASS B               8.15%    36.06%   136.95%

ADVISOR MUNICIPAL INCOME - CLASS B               3.15%    34.06%   136.95%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS MUNICIPAL BOND INDEX             8.49%    43.70%   132.42%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE          9.28%    42.76%   124.43%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR MUNICIPAL INCOME - CLASS B          8.15%    6.35%    9.01%

ADVISOR MUNICIPAL INCOME - CLASS B          3.15%    6.04%    9.01%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS MUNICIPAL BOND INDEX        8.49%    7.52%    8.80%

HIGH-YIELD MUNICIPAL DEBT FUNDS AVERAGE     9.28%    7.37%    8.36%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971111 104547 S00000000000001
             FA High Inc Muni -CL B      LB Municipal Bond
             00669                       LB015
  1987/10/31      10000.00                    10000.00
  1987/11/30      10169.65                    10261.10
  1987/12/31      10343.87                    10409.99
  1988/01/31      10724.29                    10780.79
  1988/02/29      10843.23                    10894.75
  1988/03/31      10717.51                    10768.37
  1988/04/30      10770.09                    10850.21
  1988/05/31      10823.98                    10818.85
  1988/06/30      11025.67                    10977.13
  1988/07/31      11060.79                    11048.70
  1988/08/31      11098.52                    11058.42
  1988/09/30      11267.67                    11258.58
  1988/10/31      11421.62                    11456.73
  1988/11/30      11433.96                    11351.79
  1988/12/31      11564.73                    11467.92
  1989/01/31      11710.35                    11705.07
  1989/02/28      11722.09                    11571.52
  1989/03/31      11812.30                    11543.86
  1989/04/30      12082.24                    11817.91
  1989/05/31      12279.64                    12063.37
  1989/06/30      12420.28                    12227.19
  1989/07/31      12529.24                    12393.60
  1989/08/31      12626.16                    12272.27
  1989/09/30      12664.23                    12235.70
  1989/10/31      12797.94                    12385.34
  1989/11/30      12955.49                    12602.08
  1989/12/31      13078.66                    12705.17
  1990/01/31      13099.30                    12645.07
  1990/02/28      13193.18                    12757.62
  1990/03/31      13275.95                    12761.44
  1990/04/30      13154.52                    12669.05
  1990/05/31      13424.09                    12945.62
  1990/06/30      13582.26                    13059.41
  1990/07/31      13791.75                    13251.38
  1990/08/31      13698.69                    13058.97
  1990/09/30      13796.10                    13066.41
  1990/10/31      13985.51                    13303.44
  1990/11/30      14332.52                    13570.97
  1990/12/31      14423.96                    13630.00
  1991/01/31      14591.82                    13812.92
  1991/02/28      14704.02                    13933.09
  1991/03/31      14790.47                    13938.11
  1991/04/30      15031.30                    14123.48
  1991/05/31      15217.10                    14249.04
  1991/06/30      15252.52                    14234.94
  1991/07/31      15449.74                    14408.32
  1991/08/31      15589.26                    14598.07
  1991/09/30      15772.12                    14788.14
  1991/10/31      15946.89                    14921.24
  1991/11/30      16006.87                    14962.87
  1991/12/31      16180.96                    15283.97
  1992/01/31      16360.33                    15318.82
  1992/02/29      16449.21                    15323.72
  1992/03/31      16531.73                    15329.39
  1992/04/30      16680.93                    15465.82
  1992/05/31      16830.58                    15647.85
  1992/06/30      17061.36                    15910.42
  1992/07/31      17655.44                    16387.42
  1992/08/31      17518.73                    16227.64
  1992/09/30      17628.06                    16333.77
  1992/10/31      17415.32                    16173.21
  1992/11/30      17764.35                    16462.87
  1992/12/31      17978.53                    16630.96
  1993/01/31      18282.63                    16824.37
  1993/02/28      18928.21                    17432.91
  1993/03/31      18730.79                    17248.65
  1993/04/30      18929.42                    17422.68
  1993/05/31      19086.18                    17520.60
  1993/06/30      19392.18                    17813.02
  1993/07/31      19406.58                    17836.35
  1993/08/31      19906.41                    18207.71
  1993/09/30      20182.07                    18415.09
  1993/10/31      20192.89                    18450.63
  1993/11/30      19995.55                    18288.08
  1993/12/31      20457.28                    18674.15
  1994/01/31      20695.49                    18887.40
  1994/02/28      20148.51                    18398.22
  1994/03/31      19074.53                    17649.04
  1994/04/30      19201.09                    17798.71
  1994/05/31      19314.64                    17953.02
  1994/06/30      19240.37                    17843.33
  1994/07/31      19562.53                    18170.40
  1994/08/31      19593.70                    18233.27
  1994/09/30      19268.79                    17965.60
  1994/10/31      18882.51                    17646.53
  1994/11/30      18263.09                    17327.49
  1994/12/31      18711.14                    17708.86
  1995/01/31      19314.10                    18214.98
  1995/02/28      19822.22                    18744.67
  1995/03/31      19913.71                    18960.05
  1995/04/30      19949.03                    18982.42
  1995/05/31      20575.53                    19588.15
  1995/06/30      20400.69                    19417.74
  1995/07/31      20454.08                    19601.82
  1995/08/31      20648.19                    19850.37
  1995/09/30      20802.45                    19976.02
  1995/10/31      21067.43                    20266.47
  1995/11/30      21453.25                    20602.69
  1995/12/31      21629.91                    20800.68
  1996/01/31      21736.81                    20957.73
  1996/02/29      21691.78                    20816.26
  1996/03/31      21220.71                    20550.23
  1996/04/30      21122.78                    20492.07
  1996/05/31      21084.03                    20483.88
  1996/06/30      21317.08                    20706.95
  1996/07/31      21444.56                    20895.38
  1996/08/31      21479.96                    20890.37
  1996/09/30      21661.19                    21182.83
  1996/10/31      21904.93                    21422.41
  1996/11/30      22219.13                    21814.44
  1996/12/31      22122.85                    21722.82
  1997/01/31      22192.66                    21763.87
  1997/02/28      22417.76                    21963.67
  1997/03/31      22159.09                    21670.89
  1997/04/30      22315.14                    21852.28
  1997/05/31      22589.85                    22180.93
  1997/06/30      22842.46                    22417.16
  1997/07/31      23482.83                    23038.12
  1997/08/31      23273.49                    22822.25
  1997/09/30      23548.39                    23093.15
  1997/10/31      23694.96                    23241.64
IMATRL PRASUN   SHR__CHT 19971031 19971111 104549 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $23,695 - a 136.95% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,242 - a 132.42% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED OCTOBER 31,

      1997                     1996   1995   1994   1993

DIVIDEND RETURN              4.81%   4.99%     5.77%    4.90%     6.49%

CAPITAL APPRECIATION RETURN  3.34%    -1.01%    5.80%   -11.37%    9.46%

TOTAL RETURN                 8.15%   3.98%     11.57%   -6.47%    15.95%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997           PAST 1         PAST 6          PAST 1
                                         MONTHS         MONTHS          YEAR

DIVIDENDS PER SHARE                       4.33(CENTS)    25.45(CENTS)    54.11(CENTS)

ANNUALIZED DIVIDEND RATE                  4.22%          4.22%           4.56%

30-DAY ANNUALIZED YIELD                   3.73%           -               -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD    5.83%           -               -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annualized dividend rate is based on an average net asset value of $12.09 over the past one month, $11.97 over the past six months, and $11.85 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing key roles,
municipal bonds lagged their
taxable brethren for the 12 months
that ended October 31, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
overall municipal bond market -
returned 8.49%, while the Lehman
Brothers Aggregate Bond Index
- a barometer of the taxable bond
market - returned 8.89%.
Through much of the first half of the
period, the supply/demand
scenario within the muni market
was favorable: low supply and
high demand that led to rising
municipal bond prices. The
second half, however, saw a large
amount of new issuance come to
market, and while demand
remained strong, it took time for
investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months
of winter contrasted with what
many felt was an overheating
economy ripe for an inflation
appearance. In late March, the
Federal Reserve Board raised
short-term interest rates by
0.25%, and while this gesture was
anticipated by investors, the bond
markets nonetheless reacted
negatively. From April through
mid-September, though, market
conditions were friendly.
Favorable economic data soothed
concerns, and the Fed's reluctance
to cut rates further was another
positive influence. The muni
market was unable to continue its
momentum in late September and
October, however, as new bonds
continued to flood the muni bond
market and demand lessened.
An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the 12-month period that ended October 31, 1997, the fund's Class A, Class T and Class B shares had total returns of 9.02%, 8.89% and 8.15%, respectively. To get a sense of how the fund did relative to its competitors, the high-yield municipal debt funds average returned 9.28%, according to Lipper Analytical Services. To gauge how the fund did relative to the general municipal market, the Lehman Brothers Municipal Bond Index returned 8.49% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY DURING THE PAST SIX MONTHS?
A. I continued to keep the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that I didn't buy or sell bonds based on where I thought interest rates were headed. Rather, I structured the fund to match the interest-rate sensitivity of the market for high-yield municipal bonds. In my view, the final weeks of the period served as a useful reminder that it isn't easy to predict the direction of interest rates - and ultimately bond yields and bond prices - with consistency over a long period of time. Few investors - including many professionals - anticipated that currency problems in Southeast Asia would take their toll on U.S. bond markets. Rather than spend time trying to anticipate such unforeseen events, I invested in those securities that I think will perform well given any market environment.
Q. WHICH BONDS PERFORMED WELL DURING THE PERIOD?
A. Thanks in part to the strength of its economy, New York City's bonds were some of the best-performing securities for the fund and the entire municipal market. Likewise, a strong economy and a credit-rating upgrade boosted the prices of many California bonds. Also, bonds rated Baa by Moody's Investors Services were some of the market's best performers. During the period, these lower-investment-grade bonds did better than higher-rated bonds and made a positive contribution to the fund's performance.
Q. THAT SAID, YOU PARED THE FUND'S HOLDINGS IN BAA-RATED BONDS. WHAT PROMPTED THAT MOVE?
A. I wanted to take advantage of these bonds' strong performance by locking in their gains. Furthermore, I felt that I wasn't sacrificing much in the way of additional yield by upgrading the portfolio and moving into more Aaa- and Aa-rated bonds. Generally speaking, the lower the quality of the bond, the more yield it pays. That's because a higher yield compensates investors for a greater amount of credit risk - that is, the risk that an issuer will default on its debt. In this case, I didn't feel that the yield for the lower-quality Baa-rated securities compensated investors for the additional risk.
Q. THE FUND'S LARGEST SECTOR CONCENTRATION AT THE END OF THE PERIOD - WHICH YOU BOOSTED BY ABOUT 7% OVER THE PAST SIX MONTHS - WAS IN GENERAL OBLIGATION BONDS (GOS). WHAT MADE THEM SO ATTRACTIVE DURING THE PERIOD?
A. GOs are municipal bonds backed by the taxing power of a city, county or state and are repaid by general revenues such as taxes. That's in contrast to revenue generated from a specific facility, such as a tunnel. Generally speaking, GOs tend to do well when the local economy is strong - as it has been over the past year in most areas of the country - because tax revenues rise from sources including increased personal income and corporate profits. I liked them because the economy continued to show broad-based strength. With the economy continuing to grow at a steady pace and tax revenues rising, GOs generally performed well during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Toward the end of the period, the bond markets became volatile in response to uncertainty created by currency and market instability in Southeast Asia. In my view, we're likely to see volatility hanging around until those problems are sorted through. As a result, I plan to continue to focus the fund in higher-quality securities, because I believe they will be able to weather problems better than their lower-quality counterparts.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.




(solid bullet)
(solid bullet)
FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF OCTOBER 31, 1997
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    IN THESE STATES
                              6 MONTHS AGO

NEW YORK       17.9           14.8

CALIFORNIA     9.5            11.1

COLORADO       5.7            5.0

PENNSYLVANIA   5.6            5.8

WASHINGTON     4.6            3.2

TOP FIVE SECTORS AS OF OCTOBER 31, 1997
                         % OF FUND'S    % OF FUND'S INVESTMENTS
                         INVESTMENTS    IN THESE SECTORS
                                        6 MONTHS AGO

GENERAL OBLIGATIONS      27.1           20.2

ELECTRIC REVENUE         15.9           16.1

HEALTH CARE              15.8           17.6

TRANSPORTATION           10.5           9.4

INDUSTRIAL DEVELOPMENT   7.9            12.2

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
               6 MONTHS AGO

YEARS   13.2   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   6.9   6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 33.6
ROW: 1, COL: 2, VALUE: 24.2
ROW: 1, COL: 3, VALUE: 25.8
ROW: 1, COL: 4, VALUE: 2.3
ROW: 1, COL: 5, VALUE: 1.3
ROW: 1, COL: 6, VALUE: 10.2
ROW: 1, COL: 7, VALUE: 1.6
AAA 26.4%
AA, A 20.8%
BAA 29.2%
BA, B 4.2%
CAA, C 0.3%
NON-RATED 15.3%
SHORT-TERM
INVESTMENTS 3.8%
AAA 34.6%
AA, A 25.2%
BAA 26.8%
BA, B 1.3%
CAA, C 0.3%
NON-RATED 10.2%
SHORT-TERM
INVESTMENTS 1.6%
ROW: 1, COL: 1, VALUE: 26.4
ROW: 1, COL: 2, VALUE: 20.8
ROW: 1, COL: 3, VALUE: 28.2
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 1.3
ROW: 1, COL: 6, VALUE: 15.3
ROW: 1, COL: 7, VALUE: 3.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1997 AND APRIL 30, 1997 ACCOUNT FOR 4.3% AND 11.5% RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.4%
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
ALABAMA - 1.0%
Shelby County Gen. Oblig. Series A,
7.70% 8/1/17  - $ 4,000,000 $ 4,430,000
ARIZONA - 0.7%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area Road Proj.)
Series A, 6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,410,500
Cochise County Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.) Series A,
6.75% 12/1/26  -  1,705,000  1,794,512
  3,205,012
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (g)  Aaa  1,315,000  1,379,106
CALIFORNIA - 9.5%
California Dept. Wtr. Resources Rev. (Ctr. Valley
Proj.) (Wtr. Sys.) Series J-2, 6.125% 12/1/13  Aa2  2,190,000
2,288,550
California Gen. Oblig. 6%, 10/1/09  A1  2,500,000  2,784,375
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Rfdg. Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  860,000  877,200
 Series B, 5.20% 8/1/26 (MBIA Insured) (g)  Aaa  1,025,000  1,045,500
 Series R, 6.15% 8/1/27 (MBIA Insured) (g)  Aaa  1,500,000  1,561,875
California Pub. Wks. Board Lease Rev. Rfdg.:
 (California Univ. Proj.) Series A
  5.50% 10/1/13  A  2,000,000  2,050,000
 (Dept. of Corrections State Prisons):
 Series A, 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,708,437
  Series D, 5.75% 9/1/06 (MBIA Insured)  Aaa  5,000,000  5,443,750
 (Various California State Univ. Projs.) Series A,
 5.50% 6/1/14  A1  1,500,000  1,550,625
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,719,375
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Series A,
6% 6/1/12 (MBIA Insured)  Aaa  2,000,000  2,115,000
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap. Appreciation)
Series A, 0% 1/1/14  Baa  2,000,000  802,500
Los Angeles County Ctfs. of Prtn.
(Cap. Appreciation) (Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  388,750
  0% 9/1/14  Baa1  7,260,000  2,740,650
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj. #3) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa $ 1,500,000 $ 1,638,750
Sacramento City Fing. Auth. Lease Rev.:
 (Cap. Appreciation) Series B, 0% 11/1/11
 (MBIA Insured)  Aaa  1,225,000  595,656
 Rfdg. Series A, 5.40% 11/1/20
 (AMBAC Insured)  Aaa  2,000,000  2,045,000
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Procter & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,100,000  1,109,944
  6.375% 7/1/10  BBB-  1,000,000  1,083,750
  6.50% 7/1/14  BBB-  3,800,000  4,108,750
  40,658,437
COLORADO - 5.7%
Colorado Health Facs. Auth. Rev.:
 Rfdg. (Rocky Mountain Adventist):
  6.625% 2/1/13  Baa2  6,900,000  7,322,625
  6.625% 2/1/22  Baa2  4,000,000  4,210,000
 (National Benevolent Assoc. Proj.)
 Series A, 6.50% 6/1/25  Baa1  1,360,000  1,439,900
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
  0% 1/1/06 (MBIA Insured)  Aaa  1,405,000  962,425
  0% 1/1/08 (MBIA Insured)  Aaa  870,000  535,050
Denver City & County Arpt. Rev.:
 (Cap. Appreciation):
  Series A, 0% 11/15/02 (MBIA Insured) (g)  Aaa  2,115,000  1,684,069
  Series D, 0% 11/15/04 (MBIA Insured) (g)  Aaa  1,700,000  1,219,750
 Rfdg. Series D, 5% 11/15/98 (g)  Baa1  1,200,000  1,209,660
 Series A:
  6.60% 11/15/97 (g)  Baa1  1,000,000  1,000,740
  6.90% 11/15/98 (g)  Baa1  1,000,000  1,026,960
  8% 11/15/17 (g)  Baa1  1,000,000  1,020,950
  7.5% 11/15/23 (Pre-Refunded to
  11/15/04 @ 102) (g)(h)  Baa1  430,000  509,013
  7.5% 11/15/23 (g)  Baa1  2,070,000  2,367,562
  24,508,704
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
CONNECTICUT - 4.2%
Connecticut Health & Edl. Facs. Auth. Rev.:
 (New Britain Mem. Hosp.) Series A:
  7.50% 7/1/06  BBB- $ 2,615,000 $ 2,863,425
  7.75% 7/1/22  BBB-  1,500,000  1,655,625
 (The Griffin Hosp.) Series A:
  6% 7/1/13  Baa2  1,810,000  1,848,462
  5.75% 7/1/23  Baa2  3,280,000  3,239,000
Connecticut Spl. Tax Oblig. Rev.
(Trans. Infrastructure):
  Series B, 5.80% 9/1/04  A1  2,000,000  2,147,500
  Series C, 5.50% 11/1/06 (FSA Insured)  Aaa  3,000,000  3,176,250
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A, 5.50% 1/1/20 (g)  A-  3,350,000  3,262,063
  18,192,325
DELAWARE - 0.9%
Delaware Trans. Auth. Sys. Rev. 6% 7/1/06
(AMBAC Insured)  Aaa  3,455,000  3,809,138
DISTRICT OF COLUMBIA - 1.8%
District of Columbia Gen. Oblig. Rfdg. Series A,
6% 6/1/07 (MBIA Insured)  Aaa  2,000,000  2,182,500
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  965,000  1,056,675
District of Columbia Redev. Land Agcy. Sport
Arena Spl. Tax Rev.:
  5.30% 11/1/99  Baa  1,700,000  1,710,625
  5.625% 11/1/10  Baa  705,000  715,575
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 5.95% 4/1/14 (MBIA Insured) (e)  Aaa  2,000,000  2,080,000
  7,745,375
FLORIDA - 0.8%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  600,000  653,250
Florida Mid-Bay Bridge Auth. Rev.
Series A, 7.50% 10/1/17  -  2,500,000  2,753,125
  3,406,375
GEORGIA - 0.9%
Georgia Gen. Oblig. Series C, 6.25% 8/1/09  Aaa  3,500,000  3,955,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
HAWAII - 2.5%
Hawaii Gen. Oblig. 6.25% 3/1/03
(FGIC Insured)  Aaa $ 10,000,000 $ 10,850,000
IDAHO - 0.1%
Boise Urban Renewal Agcy. Parking Rev. (Tax
Increment) Series A-C, 8.125% 9/1/15  BBB+  375,000  388,005
ILLINOIS - 4.4%
Chicago Board of Ed. (Chicago School Reform)
6.25% 12/1/09 (MBIA Insured)  Aaa  3,000,000  3,363,750
Chicago O'Hare Int'l. Arpt. Rev.:
 (Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  2,500,000  2,609,375
 Rfdg. (2nd Lien) (Gen. Arpt. Proj.) Series A:
  6.25% 1/1/09 (AMBAC Insured) (g)  Aaa  3,700,000  4,060,750
  6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,519,000
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev. Rfdg.
(American Airlines, Inc. Proj.) 8.20% 12/1/24  Baa2  1,000,000
1,206,250
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)  Aaa  1,640,000  1,795,800
Illinois Edl. Facs. Auth. Rev. Rfdg. (DePaul Univ.)
6% 10/1/05 (AMBAC Insured)  Aaa  1,200,000  1,306,500
Illinois Health Facs. Auth. Rev.:
 (Covenant Retirement Commty.) Series A,
 7.60% 12/1/12  A-  750,000  837,187
 (Memorial Hosp.):
  7.125% 5/1/10  BBB  1,000,000  1,066,250
  7.25% 5/1/22  BBB  1,000,000  1,066,250
  18,831,112
INDIANA - 0.2%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1  1,000,000  1,086,250
KENTUCKY - 2.8%
Kenton County Arpt. Board Arpt. Rev.:
 (Cincinnati/Northern Kentucky Int'l.)
 Series A, 6% 3/1/05 (MBIA Insured) (g)  Aaa  5,570,000  5,994,712
 (Spl. Facs. Delta Air Lines, Inc.) 7.80% 12/1/15  Ba2  3,500,000
3,753,750
 Series A, 7.50% 2/1/20 (g)  Baa3  2,000,000  2,215,000
  11,963,462
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
MARYLAND - 1.2%
Maryland Health & Higher Edl. Facs. Auth. Rev.:
 Rfdg. (Good Samaritan Hosp.) 5.75% 7/1/13  A1 $ 2,680,000 $ 2,830,750
 (Johns Hopkins Univ.) 6% 7/1/10 (e)  Aa2  2,000,000  2,182,500
  5,013,250
MASSACHUSETTS - 4.0%
Massachusetts Bay Trans. Auth. 5.625% 3/1/26  A1  5,875,000  5,992,500
Massachusetts Health & Edl. Facs. Auth. Rev.:
 (Fairview Extended Care) Series A, 10.25% 1/1/21
 (Pre-Refunded to 1/1/01 @ 103) (h)  -  5,000,000  6,000,000
 (New England Med. Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  500,000  498,125
Massachusetts Ind. Fin. Agcy. Rev.
 (Atlanticare Med. Ctr.) Series B, 10.125%
 11/1/14  -  700,000  749,000
 (Emerson College) Series A, 8.90% 1/1/18  -  1,000,000  1,107,500
 (Massachusetts Biomedical) (Cap. Appreciation):
  Series A-2:
   0% 8/1/08  -  800,000  464,000
   0% 8/1/10  -  4,500,000  2,300,625
  17,111,750
MICHIGAN - 1.7%
Detroit Hosp. Fin. Auth. Hosp. Facs. Rev. Rfdg.
(Michigan Health Care Corp. Proj.)
10% 12/1/20 (b)  C  6,680,000  1,202,400
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.)
7.80% 7/1/14  Baa1  700,000  759,500
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 10% 3/1/20 (b)  -  150,000  375
Michigan Strategic Fund Ltd. Oblig. Rev.
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20
 (Pre-Refunded to 5/15/00 @ 102) (h)  Aaa  600,000  679,500
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (b)  -  2,075,000  373,500
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa3  2,310,000  2,552,550
Tawas City Hosp. Fin. Auth. Hosp. Rev. (St. Joseph
Hosp. Proj.) Series A, 8.50% 3/15/12  -  1,875,000  1,930,894
  7,498,719
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
MINNESOTA - 1.9%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Health Care Sys. Rev. Rfdg. (Healthspan
Health Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)  Aaa $ 2,500,000 $ 2,331,250
Minnesota Hsg. Fin. Hsg. Agcy. (Single Family Mtg.)
Series D, 6.40% 7/1/15 (g)  Aa2  2,000,000  2,110,000
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.) Series A, 9.75% 11/1/17
(Pre-Refunded to 11/1/97 @ 102) (h)  Baa  380,000  387,600
Western Minnesota Muni. Pwr. Agcy. Rev. Rfdg.
Series A, 6.25% 1/1/06 (AMBAC Insured)  Aaa  3,000,000  3,367,500
  8,196,350
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Sr. Rev. Rfdg.
Series 1990-A, 9.25% 3/1/12 (FGIC Insured)  Aaa  235,000  253,212
MISSOURI - 0.4%
St. Louis Reg'l. Convention & Sports Complex
Auth. Series C:
  7.90% 8/15/21 (Pre-Refunded to
  8/15/03 @ 100) (h)  Aaa  1,485,000  1,759,725
  7.90% 8/15/21  -  65,000  71,988
  1,831,713
NEBRASKA - 1.4%
Nebraska Pub. Pwr. Dist. Rev.:
 (Elec. Sys.) Series A, 6% 1/1/06  A1  1,500,000  1,606,875
 Rfdg. (Pwr. Supply Sys.) Series C, 5% 1/1/17  A1  4,590,000
4,343,288
  5,950,163
NEVADA - 0.6%
Las Vegas Downtown Redev. Agcy. Tax
Increment Rev. (Fremont Proj.) Series A:
  6% 6/15/10  BBB+  1,500,000  1,524,375
  6.10% 6/15/14  BBB+  1,000,000  1,030,000
  2,554,375
NEW HAMPSHIRE - 0.8%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  490,000  524,913
  (Riverwoods at Exeter):
   8% 3/1/01  -  750,000  769,125
   9% 3/1/23  -  1,830,000  2,253,188
  3,547,226
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW JERSEY - 1.5%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. Rfdg.
(Stolt Term. Proj.) 10.50% 1/15/18  - $ 60,000 $ 62,397
New Jersey Trans. Trust Fund Auth. Rfdg.
Series A, 5.50% 6/15/11 (MBIA Insured)  Aaa  4,000,000  4,165,000
Passaic County Util. Auth. Solid Waste Disp. Rev.
Rfdg. (Cap. Appreciation) 0% 3/1/02
(MBIA Insured)  Aaa  2,500,000  2,071,875
  6,299,272
NEW MEXICO - 2.0%
Albuquerque Arpt. Rev. Rfdg.:
 6.75% 7/1/11 (AMBAC Insured) (g)  Aaa  1,805,000  2,080,263
 6.70% 7/1/18 (AMBAC Insured) (g)  Aaa  3,970,000  4,421,588
New Mexico Edl. Assistance Foundation Student
Loan Rev. Series B, 5.25% 4/1/05
(AMBAC Insured) (g)  Aaa  1,935,000  1,966,444
  8,468,295
NEW YORK - 17.9%
New York City Gen. Oblig.:
 Rfdg. Series A, 7% 8/1/03  Baa1  2,000,000  2,235,000
 Rfdg. Series B, 6.75% 8/15/03  Baa1  2,000,000  2,212,500
 Rfdg. Until. Tax Series E, 6.50% 2/15/04
 (FGIC Insured)  Aaa  1,500,000  1,668,750
 Series B:
  7.50% 2/1/02  Baa1  2,000,000  2,225,000
  5.70% 8/15/02  Baa1  1,165,000  1,221,794
 Series D, 5.50% 2/15/04  Baa1  5,000,000  5,206,250
 Series H:
  6.875% 2/1/02 (Escrowed to Maturity) (h)  Aaa  400,000  440,500
  6.875% 2/1/02  Baa1  1,300,000  1,415,375
New York City Ind. Dev. Auth. Ind. Dev. Rev.:
 (Japan Airlines Co. Ltd. Proj.) Series 91,
 6% 11/1/15 (FSA Insured) LOC Morgan
 Guaranty Trust Co. (g)  Aaa  1,000,000  1,062,500
 (Terminal One Group Assoc. Proj.)
 5.90% 1/1/06 (g)  A  8,680,000  9,255,050
New York Metropolitan Trans. Commission Auth.:
 5% 7/1/02 (e)  Baa1  2,370,000  2,396,900
 5% 7/1/03 (e)  Baa1  2,490,000  2,506,932
 5.50% 7/1/07 (e)  Baa1  2,645,000  2,702,423
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Muni. Assistance Corp. Rfdg.
Series H, 6% 7/1/05  Aa2 $ 6,500,000 $ 7,117,500
New York State Dorm. Auth. Rev.:
 (City Univ. Sys. Consolidated) Series A,
 5.70% 7/1/05  Baa1  3,000,000  3,168,750
 Rfdg. (State Univ. Edl. Facs.):
  Series A, 5.50% 5/15/05  A3  2,750,000  2,890,938
  Series B, 5.50% 5/15/08  A3  12,150,000  12,818,250
New York State Local Gov't. Assistance Corp.
Rfdg. Series C, 5.50% 4/1/17  A3  7,500,000  7,659,375
New York State Thruway Auth. Gen. Rev.
(Spl. Oblig.) (Cap. Appreciation) Series A,
0% 1/1/04  BBB  4,000,000  2,915,000
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges):
  5.90% 4/1/07  Baa1  2,000,000  2,125,000
  6% 1/1/11 (Pre-Refunded to
  11/1/01 @ 100) (h)  Baa1  2,445,000  2,570,305
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.
(Sub-Lien) 6% 6/1/17 (MBIA Insured)  Aaa  1,000,000  1,112,500
  76,926,592
NORTH CAROLINA - 2.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys.
Rev. Rfdg.:
  Series A, 5.50% 1/1/05 (MBIA Insured)  Aaa  4,000,000  4,230,000
  Series B, 7.25% 1/1/07  Baa1  1,000,000  1,156,250
  Series C:
   5.125% 1/1/03  Baa1  2,000,000  2,027,500
   5.25% 1/1/04  Baa1  1,365,000  1,390,594
North Carolina Muni. Pwr. Agcy. #1
Catawba Elec. Rev. Rfdg.:
  5.75% 1/1/02  A3  1,750,000  1,820,000
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,912,500
  12,536,844
OHIO - 2.7%
Gateway Econ. Dev. Corp. (Greater Cleveland
Stadiums) Series 1990, 6.50% 9/15/14 (g)  -  3,000,000  3,120,000
Marion County Hosp. Impt. Rev. Rfdg.
(Commty. Hosp. Proj.) 5.60% 5/15/01  BBB+  1,000,000  1,025,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Control Loan Fund):
  State Matching Series, 6.50% 1/1/04
  (MBIA Insured)  Aaa $ 1,835,000 $ 2,068,962
  Wtr. Quality Series, 5.625% 6/1/06
  (MBIA Insured)  Aaa  2,000,000  2,152,500
Student Loan Rfdg. Corp. Cincinnati Student
Loan Rev. Series B, 8.875% 8/1/08 (g)  -  2,910,000  3,091,875
  11,458,337
OKLAHOMA - 1.0%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  4,000,000  4,455,000
PENNSYLVANIA - 5.6%
Allegheny County Ind. Dev. Auth. Rev. (1st. Mtg.
YMCA Pittsburgh Proj.) Series 1990,
8.75% 03/1/10  -  355,000  390,500
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A  3,000,000  3,048,750
Cumberland County Muni. Auth. Rev. Rfdg.:
 (Carlisle Hosp. & Health) 6.80% 11/15/14  Baa2  3,250,000  3,505,938
 (Carlisle Hosp. & Health) 6.80% 11/15/23  Baa2  1,000,000  1,073,750
Delaware County Auth. Rev. (1st. Mtg. Riddle
Village Proj.):
  Series 1992, 8.75% 6/1/10 (Pre-Refunded
  to 6/1/02 @ 102) (h)  Aaa  2,870,000  3,440,413
  7% 6/1/00 (Escrowed to Maturity) (h)  Aaa  1,000,000  1,022,380
  8.25% 6/1/22 (Escrowed to Maturity) (h)  Aaa  2,250,000  2,764,688
  9.25% 6/1/22 (Pre-Refunded to
  6/1/02 @ 102) (h)  Aaa  2,905,000  3,544,100
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Fac.) Series A,
6.10% 7/1/13  Baa1  1,900,000  2,009,250
Montgomery County Health & Edl. Facs. Rev.
(United Hosp. Proj.):
  8.10% 11/1/97 (Escrowed to Maturity) (h)  Baa1  35,000  35,000
  7% 11/1/06 (Pre-Refunded to
  11/1/97 @ 102) (h)  Baa1  120,000  120,000
  8.50% 11/1/17 (Pre-Refunded to
  11/1/97 @ 102) (h)  Baa1  525,000  535,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev.
5.80% 7/1/09 (AMBAC Insured)  Aaa $ 1,345,000 $ 1,469,412
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Graduate Health Sys. Oblig.
Group) 7.25% 7/1/18  Ba2  1,100,000  1,193,500
  24,153,181
RHODE ISLAND - 1.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (g)  Aaa  4,000,000  4,760,000
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Elec. Agcy. Elec. Rev. Rfdg.
Series A, 6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,886,500
TENNESSEE - 0.2%
Metropolitan Gov't Nashville & Davidson County
Elec. Rev. (Cap. Appreciation) Series A,
0% 5/15/06 (MBIA Insured)  Aaa  1,000,000  671,250
TEXAS - 4.5%
Brazos River Auth. Poll. Cont. Rev.
(Texas Utils. Elec. Co.) Series A,
9.25% 3/1/18 (g)  Baa2  1,300,000  1,346,319
Conroe Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/09
(PSF Guaranteed)  Aaa  750,000  426,562
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (American Airlines, Inc.)
7.50% 11/1/25 (g)  Baa2  6,000,000  6,547,500
Midlothian Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 2/15/04
(PSF Guaranteed)  Aaa  1,845,000  1,383,750
Plano Independent School Dist. 6% 2/15/03 Aaa 4,510,000 4,853,887 Texas Pub. Fin. Auth. Series A, 5% 10/1/14 Aa2 5,000,000 4,912,500
  19,470,518
UTAH - 2.9%
Intermountain Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg.:
  Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa  1,000,000  1,152,500
  Series B:
   5.75% 7/1/16 (MBIA Insured)  Aaa  2,500,000  2,575,000
   6% 7/1/16 (MBIA Insured)  Aaa  7,000,000  7,428,750
  Series D, 5% 7/1/21 (MBIA Insured)  Aaa  1,200,000  1,150,500
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  280,937
  12,587,687
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS (A) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
VIRGINIA - 3.2%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
  9.25% 11/1/04  - $ 1,000,000 $ 1,108,750
  8.75% 11/1/24  -  8,500,000  9,222,500
Virginia Pub. School Auth. Series B,
6.50% 8/1/15  Aa2  3,000,000  3,277,500
  13,608,750
WASHINGTON - 4.6%
King County Gen. Oblig. Series D,
5.75%, 12/1/11  Aa1  3,990,000  4,269,300
Washington Pub. Pwr. Supply Sys.:
 Nuclear Proj. #2 Rev. 5.40% 7/1/12  Aa1  14,000,000  14,105,000
 Nuclear Proj. #3 Rev. Rfdg. Series B, 7%
 7/1/05 (FGIC Insured) (f)  Aaa  1,150,000  1,229,062
  19,603,362
TOTAL MUNICIPAL BONDS
(Cost $407,962,800)  $ 423,250,647
CASH EQUIVALENTS- 1.6%
  SHARES
Municipal Central Cash Fund (c)(d)
(Cost $6,701,398)   6,701,398  6,701,398
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $414,664,198)  $ 429,952,045
FUTURES CONTRACTS
 EXPIRATION  UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/ (LOSS)
Purchased
95 U.S. Treasury Bond Futures Dec. 1997 $ 11,254,531 $ 32,838
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%.
LEGEND
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
4. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
5. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.73% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
6. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
7. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the security pledged amounted to $261,844.
8. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
9. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 59.1% AAA, AA, A 57.9%
Baa 21.4% BBB  25.4%
Ba 1.3% BB  0.0%
B 0.0% B  0.6%
Caa 0.0% CCC  0.0%
Ca, C 0.3% CC, C  0.0%
  D  0.3%
The percentage not rated by Moody's or S&P amounted to 10.2%. FMR has determined that unrated debt securities that are lower quality account for 4.3% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  27.1%
Electric Revenue  15.9
Health Care  15.8
Transportation  10.5
Industrial Development  7.9
Escrowed/Pre-refunded  6.0
Special Tax  5.9
Others (individually less than 5%)   10.9
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $414,664,198. Net unrealized appreciation aggregated $15,287,847, of which $23,032,967 related to appreciated investment securities and $7,745,120 related to depreciated investment securities.
The fund hereby designates approximately $198,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At October 31, 1997, the fund had a capital loss carryforward of approximately $16,425,000 of which $2,646,000, $7,511,000 and
$6,268,000 will expire on October 31, 2002, 2003 and 2004 ,
respectively.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 18.9% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $414,664,198) -                   $ 429,952,045
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                             17,530,753

INTEREST RECEIVABLE                                                         7,605,709

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                         24,886

OTHER RECEIVABLES                                                           5,107

 TOTAL ASSETS                                                               455,118,500

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 3,186,713
REGULAR DELIVERY

 DELAYED DELIVERY                                             11,764,735

PAYABLE FOR FUND SHARES REDEEMED                              707,200

DISTRIBUTIONS PAYABLE                                         715,599

ACCRUED MANAGEMENT FEE                                        144,422

OTHER PAYABLES AND ACCRUED EXPENSES                           234,614

 TOTAL LIABILITIES                                                          16,753,283

NET ASSETS                                                                 $ 438,365,217

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 440,429,453

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          (17,384,921)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   15,320,685

NET ASSETS                                                                 $ 438,365,217


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $12.15
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
($3,754,762 (DIVIDED BY) 309,028 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.15)             $12.76

CLASS T:                                                           $12.15
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
($392,074,970 (DIVIDED BY) 32,257,701 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.15)             $12.59

CLASS B:                                                           $12.13
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($41,024,326 (DIVIDED BY) 3,382,815 SHARES) A

INSTITUTIONAL CLASS:                                               $12.12
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE ($1,511,159 (DIVIDED BY) 124,669 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1997

INTEREST INCOME                                                          $ 27,699,948

EXPENSES

MANAGEMENT FEE                                             $ 1,826,656

TRANSFER AGENT FEES                                         850,499

DISTRIBUTION FEES                                           1,423,974

ACCOUNTING FEES AND EXPENSES                                191,896

NON-INTERESTED TRUSTEES' COMPENSATION                       3,084

CUSTODIAN FEES AND EXPENSES                                 29,733

REGISTRATION FEES                                           73,673

AUDIT                                                       43,905

LEGAL                                                       5,869

MISCELLANEOUS                                               13,048

 TOTAL EXPENSES BEFORE REDUCTIONS                           4,462,337

 EXPENSE REDUCTIONS                                         (38,563)      4,423,774

NET INTEREST INCOME                                                       23,276,174

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      898,167

 FUTURES CONTRACTS                                          84,152        982,319

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      14,836,543

 FUTURES CONTRACTS                                          32,838        14,869,381

NET GAIN (LOSS)                                                           15,851,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 39,127,874
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 23,276,174    $ 32,576,734
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  982,319         (5,991,620)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      14,869,381      (1,724,709)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           39,127,874      24,860,405
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (24,140,139)    (31,712,769)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                          (86,644)        -

 TOTAL DISTRIBUTIONS                                       (24,226,783)    (31,712,769)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)               (97,485,396)    (69,878,601)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (82,584,305)    (76,730,965)

NET ASSETS

 BEGINNING OF PERIOD                                       520,949,522     597,680,487

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 438,365,217   $ 520,949,522
INCOME OF $0 AND $863,965, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996 H

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.740                  $ 11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .583 F                    .105 F, G

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .445                      .109 E

 TOTAL FROM INVESTMENT OPERATIONS                      1.028                     .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.616) G                  (.104)

 IN EXCESS OF NET INTEREST INCOME                      (.002) I                  -

 TOTAL DISTRIBUTIONS                                   (.618)                    (.104)

NET ASSET VALUE, END OF PERIOD                        $ 12.150                  $ 11.740

TOTAL RETURN B, C                                      9.02%                     1.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 3,755                   $ 202

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%                      .90% A,
                                                      D                          D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.87%                     5.73% A

PORTFOLIO TURNOVER RATE                                36%                       49%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996         1995        1994 C      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 11.760                  $ 11.880     $ 11.220    $ 12.720    $ 11.650
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME                .597 D                    .677 D, E    .700        .689        .710

 NET REALIZED AND UNREALIZED        .407                      (.136)       .660        (1.430)     1.100
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              1.004                     .541         1.360       (.741)      1.810
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.612) E                  (.661)       (.700)      (.689)      (.710)

 IN EXCESS OF NET                   (.002) B                  -            -           -           -
 INTEREST INCOME

 FROM NET REALIZED GAIN             -                         -            -           (.060)      (.030)

 IN EXCESS OF NET REALIZED GAIN     -                         -            -           (.010)      -

 TOTAL DISTRIBUTIONS                (.614)                    (.661)       (.700)      (.759)      (.740)

NET ASSET VALUE, END OF PERIOD     $ 12.150                  $ 11.760     $ 11.880    $ 11.220    $ 12.720

TOTAL RETURN A                      8.89%                     4.68%        12.50%      (6.03)%     15.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 392,075                 $ 480,432    $ 565,131   $ 544,422   $ 497,575
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .89%                      .89%         .91%        .89%        .92%
NET ASSETS

RATIO OF NET INTEREST INCOME TO     5.04%                     5.74%        6.06%       5.78%       5.59%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             36%                       49%          37%         38%         27%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
FINANCIAL HIGHLIGHTS - CLASS B

                                            YEARS ENDED OCTOBER 31,

                                            1997                      1996         1995       1994 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 11.740                  $ 11.860     $ 11.210   $ 11.610

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                         .515 E                    .596 E, F    .612       .188

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .416                      (.136)       .650       (.400)

 TOTAL FROM INVESTMENT OPERATIONS            .931                      .460         1.262      (.212)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                    (.539) F                  (.580)       (.612)     (.188)

 IN EXCESS OF NET INTEREST INCOME            (.002) H                  -            -          -

 TOTAL DISTRIBUTION                          (.541)                    (.580)       (.612)     (.188)

NET ASSET VALUE, END OF PERIOD              $ 12.130                  $ 11.740     $ 11.860   $ 11.210

TOTAL RETURN B, C                            8.15%                     3.98%        11.57%     (1.86)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 41,024                  $ 39,389     $ 32,395   $ 9,968

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.56%                     1.57%        1.86% D    2.09% A

RATIO OF NET INTEREST INCOME TO AVERAGE      4.35%                     5.06%        5.18%      4.58% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      36%                       49%          37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      YEARS ENDED OCTOBER 31,

                                                      1997                      1996         1995 G

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.720                  $ 11.880     $ 11.700

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .609 E                    .707 E, F    .232

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .464                      (.197)       .180

 TOTAL FROM INVESTMENT OPERATIONS                      1.073                     .510         .412

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.671) F                  (.670)       (.232)

 IN EXCESS OF NET INTEREST INCOME                      (.002) H                  -            -

 TOTAL DISTRIBUTIONS                                   (.673)                    (.670)       (.232)

NET ASSET VALUE, END OF PERIOD                        $ 12.120                  $ 11.720     $ 11.880

TOTAL RETURN B, C                                      9.44%                     4.41%        3.55%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,511                   $ 927        $ 154

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75% D                    .75% D       .75% A,
                                                                                             D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.11%                     5.88%        5.89% A

PORTFOLIO TURNOVER RATE                                36%                       49%          37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS). NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997




45. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Income Fund (formerly Fidelity Advisor High Income Municipal Fund) (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. In June 1997, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commenced on November 3, 1997. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discounts, losses deferred due to wash sales and futures.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
46. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income in the accompanying financial statements. DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY SECURITIES - CONTINUED
a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS. The fund may use futures contracts and options to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
47. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $163,740,525 and $270,077,248, respectively.
The market value of futures contracts opened and closed during the period amounted to $58,934,461 and $47,796,920, respectively.
48. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets
 .
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 2,810       $ 2,810

CLASS T     1,062,341     1,062,341

CLASS B     358,823       99,673

           $ 1,423,974   $ 1,164,824

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 57,657    $ 43,008

CLASS T     173,689     121,043

CLASS B     174,350     0*

           $ 405,696   $ 164,051

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        AMOUNT      % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                 $ 3,890     .21

CLASS T                  772,501    .18

CLASS B                  71,281     .18

INSTITUTIONAL CLASS      2,827      .26

                        $ 850,499

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
49. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 23,575

INSTITUTIONAL CLASS    .75%           12,852

                                     $ 36,427

5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into an arrangement with its each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T expenses were reduced by $2,136 under this arrangement.
50. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                                   YEARS ENDED OCTOBER 31,

                                   1997                      1996 A

CLASS A

FROM NET INVESTMENT INCOME         $ 94,032                  $ 1,272

IN EXCESS OF NET INTEREST INCOME    40                        -

TOTAL                              $ 94,072                  $ 1,272

CLASS T

FROM NET INVESTMENT INCOME         $ 22,160,320              $ 29,846,407

IN EXCESS OF NET INTEREST INCOME    79,597                    -

TOTAL                              $ 22,239,917              $ 29,846,407

CLASS B

FROM NET INVESTMENT INCOME         $ 1,825,294               $ 1,818,282

IN EXCESS OF NET INTEREST INCOME    6,838                     -

TOTAL                              $ 1,832,132               $ 1,818,282

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME         $ 60,493                  $ 46,808

IN EXCESS OF NET INTEREST INCOME    169                       -

TOTAL                              $ 60,662                  $ 46,808

                                   $ 24,226,783              $ 31,712,769

1. DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
51. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,       OCTOBER 31,

                                 1997            1996 A          1997              1996 A



CLASS A                                                          $ 3,663,457       $ 218,730
SHARES SOLD                      307,664         18,733

REINVESTMENT OF DISTRIBUTIONS
                                 3,770           78              45,120            910

SHARES REDEEMED                   (19,585)        (1,632)         (234,062)         (19,114)

NET INCREASE (DECREASE)           291,849         17,179         $ 3,474,515       $ 200,526

CLASS T                                                          $ 26,303,589      $ 77,377,354
SHARES SOLD                      2,221,421       6,539,718

REINVESTMENT OF DISTRIBUTIONS
                                 1,143,394       1,597,120       13,582,690        18,850,193

SHARES REDEEMED                   (11,972,642)    (14,847,912)    (141,705,601)     (174,513,587)

NET INCREASE (DECREASE)           (8,607,827)     (6,711,074)    $ (101,819,322)   $ (78,286,040)

CLASS B                                                          $ 8,459,000       $ 14,098,773
SHARES SOLD                      713,815         1,193,226

REINVESTMENT OF DISTRIBUTIONS
                                 90,487          95,237          1,073,258         1,121,011

SHARES REDEEMED                   (777,996)       (664,327)       (9,216,485)       (7,798,479)

NET INCREASE (DECREASE)           26,306          624,136        $ 315,773         $ 7,421,305

INSTITUTIONAL CLASS                                              $ 1,278,313       $ 1,653,013
SHARES SOLD                      107,503         140,918

REINVESTMENT OF DISTRIBUTIONS
                                 3,746           3,139           44,614            36,744

SHARES REDEEMED                   (65,730)        (77,867)        (779,289)         (904,149)

NET INCREASE (DECREASE)           45,519          66,190         $ 543,638         $ 785,608


1. SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
52. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 26,962

CLASS T                 19,643

CLASS B                 13,308

INSTITUTIONAL CLASS     13,760

                       $ 73,673

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Municipal Income Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Municipal Income Fund (formerly Fidelity Advisor High Income Municipal Fund), including the schedule of portfolio investments, as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Municipal Income Fund as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 15, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)